'33 Act File No. 333-117998
'40 Act File No. 811-21610
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933
Pre-effective Amendment No.	☐
Post-effective Amendment No. 15	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 38	☑
(Check appropriate box or boxes.)

NATIONWIDE VLI SEPARATE ACCOUNT-7
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza
Columbus, Ohio 43215
(Address of Depositor’s Principal Executive Offices)  (Zip Code)

Depositor’s Telephone Number, including Area Code:  (614) 249-7111

Robert W. Horner, III
Vice President - Corporate Governance and Secretary
One Nationwide Plaza
Columbus, Ohio 43215-2220
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  May 1, 200 9

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 200 9 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Individual Flexible Premium Variable Universal Life Insurance Policies issued by

Nationwide Life Insurance Company through its
Nationwide VLI Separate Account-7

Supplement dated May 1, 200 9 to Prospectus dated May 1, 2009

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

THIS SUPPLEMENT UPDATES INFORMATION IN PROSPECTUSES ASSOCIATED WITH POLICIES ISSUED IN THE STATE OF NEW YORK ONLY.  IF YOUR POLICY IS/WAS NOT ISSUED IN THE STATE OF NEW YORK, PLEASE DISREGARD THE CONTENTS OF THIS SUPPLEMENT.

1.           Fee Table.  The Administrative Per Policy charge and the Underwriting and Distribution Charge for policies issued in the State of New York are as follows:

Periodic Charges Other Than Underlying Mutual Funds Operating Expenses
Charge	When Charge is Deducted	Amount Deducted from Cash Value
Administrative Per Policy Charge	Monthly	Current and Maximum Guaranteed: $8.75 per policy, taken proportionally from all investment options
Underwriting and Distribution Charge1	Monthly	Maximum Guaranteed: $0.10 per $1,000 of Specified Amount (but not more than $25), taken proportionally from the Sub-Accounts and Fixed Account	Currently: $0.08 per $1,000 of Specified Amount (but not more than $20), taken proportionally from the Sub-Accounts and Fixed Account

2.           Long Term Fixed Account.  The Long Term Fixed Account is not available in the State of New York.

3.           Death Benefit Option 3.  Death Benefit Option 3 is not available in the State of New York.

4.           Rider availability.  The following Riders are not available in the State of New York2:

•	Long-term Care Rider; and

•	Additional (insurance) Protection Rider.

1 The Underwriting and Distribution Charge varies by policy based on individual characteristics.  This charge lasts for 10 policy years for the initial Specified Amount, and lasts for 10 years from the effective date of any increase in the Specified Amount.

2 The Policy Guard Rider and the Premium Waiver Rider were not available until October 24, 2007.

5.           Term Rider.  The Term Rider is available in the State of New York in lieu of the Additional (insurance) Protection Rider.

Periodic Charges Other Than Underlying Mutual Funds Operating Expenses for Riders
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Term Rider Charge3	Monthly	Maximum: $83.33 per $1,000 of Rider Net Amount at Risk, taken proportionally from the Sub-Accounts and the Fixed Account	Minimum: $0.01 per $1,000 of Rider Net Amount at Risk, taken proportionally from the Sub-Accounts and the Fixed Account
Representative: an age 35 male non-tobacco preferred with Specified Amount of $500,000	Monthly	$0.02 per $1,000 of Rider Net Amount at Risk, taken proportionally from the Sub-Accounts and the Fixed Account

Term Rider

The benefit associated with the Term Rider is term life insurance on the Insured, in addition to the Death Benefit, payable to the beneficiary upon the Insured’s death prior to the Rider's maturity date.

You may purchase this Rider at any time while the policy is In Force until the Insured reaches age 80.  The Rider benefit amount may vary monthly and is based on the chosen Death Benefit.  You may renew coverage annually until the Rider's maturity date.

At any time while the policy and the Rider are In Force (including on the Rider's maturity date), you may convert the term life insurance associated with this Rider into Specified Amount and apply it to the policy.  Any such conversion request must be made in writing and submitted to our Home Office.  We will not require evidence of insurability upon conversion.

Before deciding whether to purchase the Rider it is important for you to know that when you purchase the Rider, the compensation received by your registered representative and his or her firm is less than when compared to purchasing insurance coverage under the base policy.  As a result of this compensation reduction, the charges assessed for the cost of insurance under the Rider will be lower for a significant period of time.  There are instances where the Rider may require lower Premium to maintain the total death benefit over the life of the policy or may require increased Premium when compared to not purchasing the Rider at all.  You need to know that when the Rider is purchased, the Maturity Date for coverage under the Rider may not be extended (resulting in a loss of coverage at maturity).

There are also some distinct disadvantages to purchasing the Rider, such as not being able to extend the Maturity Date for coverage under the Rider (resulting in a loss of coverage at maturity).   Another disadvantage is the Rider only allows coverage under the Guaranteed Policy Continuation Provision for the first five policy years.  In comparison, the base policy allows longer coverage for issue ages under 70.  See the Guaranteed Policy Continuation Provision in the Lapse section of this prospectus.

If you have questions about whether the Rider is appropriate for you, please consult your registered representative for more specific information on this rider and its potential benefits.  Your registered representative can answer your questions and provide you with illustrations demonstrating the impact of purchasing coverage under the Rider.

Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Term Rider Charge.  We deduct a monthly Term Rider Charge if you elect the Rider to compensate us for providing term life insurance on the Insured.  The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider Death Benefit.  The Rider Death Benefit is the death benefit option elected by you.  The Rider charge is the product of the Specified Amount and the term cost of insurance rate.  We base the term cost of insurance rate on our expectation as to the Insured's mortality.  The term cost of insurance rate will vary by: the Insured's sex, Attained Age, underwriting class, any S ubstandard R atings, and the Specified Amount.

The Term Rider Charge will be deducted proportionally from your Sub-Account and Fixed Account allocations.

6.	Purchasing a Policy. The following sentence replaces the first sentence of the fourth paragraph of the "Purchasing a Policy" provision:

The minimum initial Specified Amount is $100,000 for preferred and non-preferred policies.

3 The Term Rider Charge varies by policy based on individual characteristics.  The monthly charge is a product of the Rider’s monthly cost of insurance rate and the Rider Death Benefit.

7.	Premium Payments. The last 2 sentences of the first paragraph of the "Premium Payments" provision is replaced with the following:

Each Premium payment must be at least $50, unless a lower subsequent payment is required by state law.  Upon request, we will furnish Premium payment receipts.

8.	Exchanging the Policy. The second and third paragraphs of the "Exchanging the Policy" provision are replaced with the following:

The new policy may be one of our available fixed benefit life insurance policies.  The death benefit on the new policy may not be greater than the Death Benefit on the policy immediately prior to the exchange date.  The new policy will have the same Specified Amount, Policy Date, and issue age.  We will base Premium payments on our rates in effect for the same sex, Attained Age, and underwriting class of the Insured on the exchange date, unless otherwise required by state law.  You may transfer Indebtedness to the new policy.

You must make your request on our official forms to the Home Office.  The policy must be In Force and not in a Grace Period.  You must pay a Surrender Charge and surrender the policy to us.  You must pay us any money due on the exchange (any amount needed to ensure that the Cash Surrender Value of the new policy is the same as the Cash Surrender Value of this policy).  Additionally, you may request any excess of the Cash Surrender Value of the policy over the Cash Surrender Value of the new policy.  The exchange may have tax consequences.  The new policy will take effect on the exchange date only if the Insured is alive.  The policy will terminate when the new policy takes effect.

9.	Administrative Per Policy Charge. The last sentence of the first paragraph of the "Administrative Per Policy Charge" provision is replaced with the following:

The current and maximum guaranteed Administrative Per Policy Charge is $8.75 per month.

10.	Underwriting and Distribution Charge. The first paragraph of the "Underwriting and Distribution Charge" provision is replaced with the following:

We deduct a monthly Underwriting and Distribution Charge from the policy's Cash Value to compensate us for sales, underwriting, distribution and issuance of the policy.  We will only assess the Underwriting and Distribution Charge on the first $250,000 of Specified Amount.  For policies where the Insured is age 14 or older at the time of application, the Underwriting and Distribution Charge is $0.10 per $1,000 of Specified Amount (current and guaranteed).  If the Insured is younger than age 14 at the time of application, the Underwriting and Distribution Charge is $0.08 per $1,000 of Specified Amount (current and guaranteed).  The Underwriting and Distribution Charge will be assessed for 10 years from the Policy Date for the initial Specified Amount, and for 10 years from the effective date of any increase in the Specified Amount.

11.           Surrenders.  The "Surrenders" provision is modified to add the following subsection:

     Annual Surrender Opportunities

On each policy anniversary, you may transfer the policy's Cash Surrender Value to the Fixed Account to purchase extended term insurance.  The amount of the extended term insurance will equal the Death Benefit, less any Indebtedness.  The extended term insurance coverage will be in effect for as long a period as the Cash Surrender Value will purchase at the Insured's Attained Age on the date of transfer.  The Cash Value of the extended term insurance, at any time, will be equal to the cost of the extended term insurance at the Insured's Attained Age at that time.  The cost of the extended term insurance will be based on an interest rate of 3% and the 1980 CET Mortality Table.

Additionally, on each policy anniversary, you may transfer the policy's Cash Surrender Value to the Fixed Account to purchase a guaranteed fixed paid-up benefit.  The amount of the fixed paid-up benefit will be the amount of benefit that the Cash Surrender Value can purchase at the Insured's Attained Age on the date of the transfer, but before the deduction of monthly policy charges.  The Cash Value of the paid-up benefit, at any time, will be equal to the cost of the fixed paid-up benefit at the Insured's Attained Age at that time.  The cost of the fixed paid-up benefit will be based on an interest rate of 3% and the policy's guaranteed mortality table.

12.
The Minimum Required Death Benefit.  The "Minimum Required Death Benefit" provision is modified to reflect that the Cash Value accumulation test is not available for election in the State of New York.  The Minimum Required Death Benefit will be determined using the guideline premium/cash corridor test.

The Best of America Next Generation® II FPVUL

Individual Flexible Premium Variable Universal Life Insurance Policies

issued by

Nationwide Life Insurance Company

through

Nationwide VLI Separate Account-7

The date of this prospectus is May 1, 2009

PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE

Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not to purchase this variable life insurance policy.  We encourage you to take the time to understand the policy, its potential benefits and risks, and how it might or might not benefit you.  In consultation with your financial adviser, you should use this prospectus to compare the benefits and risks of the policy against those of other life insurance policies and alternative investment instruments.

Please read this entire prospectus and consult with a trusted financial adviser.  If you have policy-specific questions or need additional information, contact us.  Also, contact us for free copies of the prospectuses for the underlying mutual funds available in the policy.

Telephone:	1-800-547-7548
TDD:	1-800-238-3035
Internet:	www.nationwide.com
U.S. Mail:	Nationwide Life Insurance Company
5100 Rings Road, RR1-04-D4
Dublin, OH 43017-1522

You should read your policy along with this prospectus.  This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made.

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The policy is NOT: FDIC insured; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy MAY decrease in value to the point of being valueless.

The purpose of the policy is to provide life insurance protection for the beneficiary that you name.  If your primary need is not life insurance protection, then purchasing the policy may not be in your best interests.  We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a underlying mutual funds.

In thinking about buying the policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs.  As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

We offer a variety of variable universal life policies.  Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including the policy this prospectus describes.  These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

Table of Contents
Page
In Summary: Policy Benefits	1
In Summary: Policy Risks	2
In Summary: Fee Tables	4
Policy Investment Options	10
Fixed Investment Options
Variable Investment Options
Valuation of Accumulation Units
How Sub-Account Investment Experience is Determined
Transfers Among and Between the Policy Investment Options	13
Sub-Account Transfers
Fixed Investment Option Transfers
Submitting a Transfer Request
The Policy	14
Generally
Policy Owner and Beneficiaries
Purchasing a Policy
Right to Cancel (Examination Right)
Premium Payments
Cash Value
Changing the Amount of Insurance Coverage
Exchanging the Policy
Terminating the Policy
Assigning the Policy
Reminders, Reports, and Illustrations
Standard Policy Charges	18
Sales Load
Premium Taxes
Short-Term Trading Fees
Illustration Charge
Partial Surrender Fee
Surrender Charge
Cost of Insurance Charge
Mortality and Expense Risk Charge
Administrative Per Policy Charge
Underwriting and Distribution Charge
Reduction of Charges
A Note on Charges
Information on Underlying Mutual Fund Payments
Policy Riders and Rider Charges	23
Policy Guard Rider
Adjusted Sales Load Life Insurance Rider
Children’s Insurance Rider
Long-Term Care Rider
Spouse Life Insurance Rider
Accidental Death Benefit Rider
Premium Waiver Rider
Change of Insured Rider
Additional (Insurance) Protection Rider
Deduction (of Fees and Expenses) Waiver Rider
Wealth Guard Rider
Policy Owner Services	34
Dollar Cost Averaging
Asset Rebalancing Automated Income Monitor
Nationwide Allocation Architect
Policy Loans	38
Loan Amount and Interest Charged
Collateral and Interest Earned
Net Effect of Policy Loans
Repayment

Table of Contents (continued)
Page
Lapse	39
Guaranteed Policy Continuation Provision
Grace Period
Reinstatement
Surrenders	40
Full Surrender
Partial Surrender
The Death Benefit	41
Calculation of the Death Benefit
Death Benefit Options
The Minimum Required Death Benefit
Changes in the Death Benefit Option
Incontestability
Suicide
Policy Maturity	42
Extending the Maturity Date
Payment of Policy Proceeds	43
Interest Income Option
Income for a Fixed Period Option
Life Income with Payments Guaranteed Option
Fixed Income for Varying Periods Option
Joint and Survivor Life Option
Alternative Life Income Option
Taxes	44
Types of Taxes
Buying the Policy
Investment Gain in the Policy
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
Surrendering the Policy : Maturity
Withholding
Exchanging the Policy for Another Life Insurance Policy
Taxation of Death Benefits
Terminal Illness
Special Considerations for Corporations
Taxes and the Value of Your Policy
Business Uses of the Policy
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Tax Changes
Nationwide Life Insurance Company	49
Nationwide VLI Separate Account-7	49
Organization, Registration and Operation
Addition, Deletion or Substitution of Underlying Mutual Funds
Voting Rights
Legal Proceedings	50
Nationwide Life Insurance Company
Nationwide Investment Services Corporation
Financial Statements	54
Appendix A: Sub-Account Information	55
Appendix B: Definitions	70

Appendix B defines certain words and phrases used in this prospectus.

In Summary: Policy Benefits

Death Benefit

The primary benefit of your policy is life insurance coverage. While the policy is In Force, we will pay the Proceeds to your beneficiary when the Insured dies.

Your Choice of Death Benefit Options

Option One: The Death Benefit is the greater of the Specified Amount or the Minimum Required Death Benefit under federal tax law.

Option Two: The Death Benefit is the greater of the Specified Amount plus the Cash Value or the Minimum Required Death Benefit under federal tax law.

Option Three: The Death Benefit is the greater of the Specified Amount plus accumulated Premium payments (less any partial surrenders) or the Minimum Required Death Benefit under federal tax law.

Choice of Policy Proceeds

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or a variety of options that will pay out over time.

Coverage Flexibility

Subject to conditions, you may choose to:

•	change the Death Benefit option;

•	increase or decrease the Specified Amount;

•	change your beneficiaries; and/or

•	change who owns the policy.

Continuation of Coverage is Guaranteed

Your policy will remain In Force during the policy continuation period as long as you pay the Policy Continuation Premium Amount.

Access to Cash Value

Subject to conditions, you may:

•
Take a policy loan of no more than 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the fixed investment options, less any Surrender Charge and less 100% of the Adjusted Sales Load Life Insurance Rider forfeiture charge (if applicable).  The minimum loan amount is $200.

•	Take a partial surrender of at least $200.

•
Surrender the policy for its Cash Surrender Value at any time while the Insured is alive.  The Cash Surrender Value will be the Cash Value, less Indebtedness, and less the Surrender Charge.  You may choose to receive the Cash Surrender Value in a lump sum or over time.

Premium Flexibility

You will select a Premium payment plan for the policy.  Within limits, you may vary the frequency and amount of Premium payments, and you might even be able to skip making a Premium payment.

Investment Options

You may choose to allocate your Net Premiums to fixed or variable investment options.

The policy currently offers two fixed investment options, both of which will earn interest daily at an annual effective rate of at least 3%.  The Long Term Fixed Account may earn a higher interest rate than the Fixed Account, but will also be subject to greater transfer restrictions.

The variable investment options offered under the policy are underlying mutual funds designed to be the underlying investment options of variable insurance products.  Nationwide VLI Separate Account-7 contains one Sub-Account for each of the underlying mutual funds offered in the policy.  Your variable account Cash Value will depend on the Investment Experience of the Sub-Accounts you choose.

Transfers Between and Among Investment Options

You may transfer between the fixed and variable investment options, subject to conditions.  You may transfer among the Sub-Accounts within limits.   We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience.  We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations.

Taxes

Unless you make a withdrawal, generally, you will not be taxed on any earnings of the policy.  This is known as tax deferral.  Also, your beneficiary generally will not have to include the Proceeds as taxable income.  Unlike other variable insurance products Nationwide offers, these Individual Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the Insured's death.

Assignment

You may assign the policy as collateral for a loan or another obligation while the Insured is alive.

Examination Right

For a limited time, you may cancel the policy and receive a refund.

Riders

You may purchase one or more of the following Riders (except that the Premium Waiver Rider and the Deduction (of fees and expenses) Waiver Rider may not be elected simultaneously).  Rider availability varies by state and there may be an additional charge.  Riders available:

•	Policy Guard Rider

•	Adjusted Sales Load Life Insurance Rider

•	Children’s Insurance Rider

•	Long-Term Care Rider

•	Spouse Life Insurance Rider

•	Accidental Death Benefit Rider

•	Premium Waiver Rider

•	Change of Insured Rider (no charge)

•	Additional (Insurance) Protection Rider

•	Deduction (of Fees and Expenses) Waiver Rider

•	Wealth Guard Rider

In Summary: Policy Risks

Improper Use

Variable universal life insurance is not suitable as an investment vehicle for short-term savings.  It is designed for long-term financial planning.  You should not purchase the policy if you expect that you will need to access its Cash Value in the near future because substantial Surrender Charges will apply in the first several policy years.

Unfavorable Investment Experience

The Sub-Accounts you choose may not generate a sufficient return to keep the policy from Lapsing.  Poor Investment Experience could cause the Cash Value of your policy to decrease, which could result in a Lapse of insurance coverage.

Effect of Partial Surrenders and Policy Loans on Investment Returns

Partial surrenders or policy loans may accelerate a Lapse in insurance coverage.  When you take a partial surrender or policy loan, the Cash Value of your policy is reduced and you lose the ability to generate investment return on the surrendered/loaned amounts.  Thus, the remainder of your policy's Cash Value would have to generate enough investment return to cover policy and Sub-Account charges to keep the policy In Force (at least until you repay the policy loan or make another Premium payment).  The policy does have a Grace Period and the opportunity to reinstate insurance coverage.  Under certain circumstances, however, the policy could terminate without value and insurance coverage would cease.

Reduction of the Death Benefit

A partial surrender could, and a policy loan will, decrease the policy’s Death Benefit, depending on how the Death Benefit option relates to the policy’s Cash Value.

Adverse Tax Consequences

Existing federal tax laws that benefit this policy may change at any time.  These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion from taxable income of the Proceeds we pay to the policy's beneficiary .  Partial and full surrenders from the policy may be subject to taxes.  The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code.  Generally, tax treatment of modified endowment contracts will be less favorable when compared to having the policy treated as a life insurance contract that is not a modified endowment contract .  For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income not a return of investment.  For more detailed information concerning the tax consequences of this policy please see the Taxes provision. For detailed information regarding tax treatment of modified endowment contracts, please see the Periodic Withdrawals, Non-Periodic Withdrawals and Loans section of the Taxes provision. Consult a qualified tax adviser on all tax matters involving your policy.

The proceeds of a life insurance contract are includible in the insured's gross estate for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the insured, or (b) the insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy.  For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the insured may have with respect to the economic benefits in the policy, such as the power to change the beneficiary, surrender or cancel the policy, assign (or revoke the assignment of) the policy, pledge the policy for a loan, obtain a loan against the surrender value of the contract, etc.  Consult a qualified tax adviser on all tax matters involving your policy.

Fixed Investment Option Transfer Restrictions and Limitations

We will not honor a request to transfer Cash Value to or from a fixed investment option until after the first policy year.  After the first policy year, we will only honor a transfer request from a fixed investment option that is made within thirty days of the end of a calendar quarter, but not within twelve months of a previous request.  We may also limit what percentage of Cash Value, fixed investment option value, or variable account value that you may transfer to or from a fixed investment option.

Sub-Account Limitations

Frequent trading among the Sub-Accounts may dilute the value of Accumulation Units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue their stated investment objectives.  This could result in lower Investment Experience and Cash Value.  Some underlying mutual funds held by the Sub-Accounts assess a short-term trading fee in order to minimize the potentially adverse effects of short-term trading on the underlying mutual fund.  We have instituted procedures to minimize disruptive transfers.  While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot ensure that we have eliminated these risks.

Sub-Account Investment Risk

A comprehensive discussion of the risks of the underlying mutual funds held by each Sub-Account may be found in each underlying mutual fund's prospectus.  Read each underlying mutual fund's prospectus before investing.

                                                           In Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy.  Fees in this table may be rounded to the hundredth decimal.  The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Cash Value between investment options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Load Charge1	Upon making a Premium payment	Maximum Guaranteed: $25 from each $1,000 of Premium	Currently: $5 from each $1,000 of Premium
Premium Taxes Charge1	Upon making a Premium payment	$35 from each $1,000 of Premium
Short-Term Trading Fee2	Upon transfer of Sub-Account value out of a Sub-Account within 60 days after allocation to that Sub-Account	1% of the amount transferred from the Sub-Account within 60 days of allocation to that Sub-Account
Illustration Charge3	Upon requesting an illustration	Maximum Guaranteed: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum Guaranteed: lesser of $25 or 2% of the amount surrendered, from the policy's Cash Value	Currently: $0
Surrender Charge4	Upon surrender or policy Lapse	Maximum5: $27,975 from the policy's Cash Value	Minimum6: $2,521 from the policy's Cash Value
Representative: an age 35 male non-tobacco preferred with a Specified Amount of $500,000 and Death Benefit Option One	Upon surrender or policy Lapse	$4,824 from the policy's Cash Value
Policy Guard Rider Charge7	Upon invoking the Rider	Maximum: $42.50 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 male non-tobacco preferred with a Cash Value of $500,000 and Indebtedness of $480,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
Representative costs may vary from the cost you would incur.  Ask for an illustration or see the Policy Data Page for more information on the costs applicable to your policy.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including underlying mutual fund operating expenses.

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Cost of Insurance Charge8	Monthly	Maximum: $83.33 per $1,000 of Net Amount At Risk, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account	Minimum: $0.03 per $1,000 of Net Amount At Risk, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Representative: an age 35 male non-tobacco preferred with a Specified Amount of $500,000 and Death Benefit Option One	Monthly	$0.12 per $1,000 of Net Amount At Risk, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Mortality and Expense Risk Charge9	Monthly	Maximum Guaranteed10: an annualized rate of $6.00 per $1,000 of variable Cash Value, taken proportionally from the Sub-Accounts
Administrative Per Policy Charge	Monthly	Maximum Guaranteed: $20 per policy, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account	Currently: $10 per policy, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Underwriting and Distribution Charge11	Monthly	Maximum Guaranteed: $0.20 per $1,000 of Specified Amount (but not more than $50), taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account	Currently: $0.10 per $1,000 of Specified Amount (but not more than $25), taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Policy Loan Interest Charge	Annually	Current and Maximum Guaranteed12: $39 per $1,000 of outstanding policy loan

Representative costs may vary from the cost you would incur.  Ask for an illustration or see the Policy Data Page for more information on the costs applicable to your policy.

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses For Riders13
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Adjusted Sales Load Life Insurance Rider Charge	Monthly
Current and Maximum Guaranteed:
for each 1% of Premium Load replaced:
$0.14 for each $1,000 of aggregate monthly Premiums,
taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account

Children’s Insurance Rider Charge	Monthly	Current and Maximum Guaranteed: $0.43 per $1,000 of Rider Specified Amount, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Long-Term Care Rider Charge14	Monthly	Maximum: $28.65 per $1,000 of Rider Net Amount At Risk, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account	Minimum: $0.02 per $1,000 of Rider Net Amount At Risk, taken proportionally the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Representative: an age 35 male non-tobacco preferred with a Long-term Care Specified Amount of $500,000 and Death Benefit Option One	Monthly	$0.02 per $1,000 of Rider Net Amount At Risk, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Spouse Life Insurance Rider Charge15	Monthly	Maximum: $10.23 per $1,000 of Spouse Death Benefit, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account	Minimum: $0.10 per $1,000 of Spouse Death Benefit, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Representative Spouse: an age 35 female non-tobacco with a Spouse Life Specified Amount of $100,000	Monthly	$0.11 per $1,000 of Spouse Death Benefit, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Accidental Death Benefit Rider Charge16	Monthly	Maximum: $0.75 per $1,000 of Accidental Death Benefit, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account	Minimum: $0.05 per $1,000 of Accidental Death Benefit, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Representative: an age 35 male non-tobacco preferred with an Accidental Death Benefit of $100,000	Monthly	$0.06 per $1,000 of Accidental Death Benefit, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Continued on Next Page

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses for Riders (continued)
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Premium Waiver Rider Charge17	Monthly	Maximum: $31518 per $1,000 of Premium Waiver Benefit, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account	Minimum: $42 per $1,000 of Premium Waiver Benefit, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Representative: an age 35 male non-tobacco preferred	Monthly	$42 per $1,000 of Premium Waiver Benefit, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Additional (Insurance) Protection Rider Charge19	Monthly	Maximum: $83.33 per $1,000 of Rider Net Amount at Risk, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account	Minimum: $0.01 per $1,000 of Rider Net Amount at Risk, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Representative: an age 35 male non-tobacco preferred with Rider Specified Amount of $250,000 and a Total Specified Amount of $500,000	Monthly	$0.02 per $1,000 of Rider Net Amount at Risk, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Deduction (of Fees and Expenses) Waiver Rider Charge20	Monthly	Maximum: $855 per $1,000 of Deduction Waiver Benefit, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account	Minimum: $85 per $1,000 of Deduction Waiver Benefit, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Representative: an age 35 male non-tobacco preferred with a Specified Amount of $500,000 and Death Benefit Option One	Monthly	$85 per $1,000 of Deduction Waiver Benefit, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Continued on Next Page

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses for Riders (continued)
Wealth Guard Rider Option Charges:
Wealth Guard Rider Charge – 85/85 Option21	Monthly	Maximum Guaranteed $1.25 per $1,000 of Cash Value, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Wealth Guard Rider Charge – 100/85 Option22	Monthly	Maximum Guaranteed $1.25 per $1,000 of Cash Value, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Representative costs may vary from the cost you would incur.  Ask for an illustration or see the Policy Data Page for more information on the costs applicable to your policy.

The next item shows the minimum and maximum total operating expenses, as of December 31, 2008 , charged by the underlying mutual funds that you may pay periodically during the time that you own the policy.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund's fees and expenses is contained in the underlying mutual fund's prospectus.  Please contact us, at the telephone numbers or address on the first page of this prospectus, for free copies of the prospectuses for the underlying mutual funds available under the policy.

Total Annual Underlying Mutual Fund Operating Expenses
Total Annual Underlying Mutual Fund Operating Expenses (expenses that are deducted from the underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	Minimum 0.2 8%	Maximum 3.02%

1 We deduct one charge comprised of the Sales Load and Premium Taxes.  On the Policy Data Page and throughout this prospectus, this combined charge is referred to as the "Premium Load".
2 Short-Term Trading Fees are only assessed in connection with Sub-Accounts that correspond to mutual funds that assess a short-term trading fee to the variable account.  For more information about transactions subject to short-term trading fees, see "Short-Term Trading Fees" section of this prospectus.
3 If we begin to charge for illustrations, you will be expected to pay the Illustration Charge is cash at the time of the request.  This charge will not be deducted form the policy's Cash Value.
4 The Surrender Charge decreases gradually each year after either the 2nd or 3rd policy anniversary, depending on the Insured's age at the time the policy is issued.  The Surrender Charge varies by policy based on individual characteristics.
5 This Surrender Charge calculation assumes: the Insured is a male, age 85, who uses tobacco; the Specified Amount is $500,000; Death Benefit Option One is in effect; a full surrender is taken during the first policy year; and the aggregate first year Premium exceeds the surrender target Premium.
6 This surrender charge assumes; the Insured is a female, age 0; the Specified Amount is $500,000; Death Benefit Option One is in effect; a full surrender is taken during the first policy year; and the aggregate first year Premium exceeds the surrender target Premium.
7 The amount of Indebtedness (as a percentage of Cash Value) that will allow you to invoke the Rider will vary with the Attained Age of the Insured.
8 The Cost of Insurance Charge varies by policy based on individual characteristics.
9 The Mortality and Expense Risk Charge varies by policy based on individual characteristics.
10 Currently, the Mortality and Expense Risk Charge is assessed based on the following schedule:

Policy Years	Charge for First $25,000 in Variable Cash Value (Annualized)	Charge for Next $225,000 in Variable Cash Value (Annualized)	Charge for Variable Cash Value in Excess of $250,000 (Annualized)
1 through 10	$6.00 per $1,000	$3.00 per $1,000	$1.00 per $1,000
11 through 20	$3.00 per $1,000	$2.00 per $1,000	$0.50 per $1,000
21 and later	$0	$0	$0
11 The Underwriting and Distribution Charge varies by policy based on individual characteristics.  This charge lasts for 10 policy years for the initial Specified Amount, and lasts for 10 years from the effective date of any increase in the Specified Amount.
12 The current and maximum guaranteed charges shown do not reflect the interest that is credited to amounts in the collateral account.  When the interest charged is netted against the interest credited, the net cost of a policy loan is lower than that which is stated above.
13 You may elect any combination of Riders, except that you may not elect both the Premium Waiver Rider and the Deduction (of fees and expenses) Waiver Rider simultaneously.
14 The Long-Term Care Rider Charge varies by policy based on individual characteristics of the person being Insured.
15 The Spouse Life Insurance Rider Charge varies by policy based on individual characteristics of the person being Insured.
16 The Accidental Death Benefit Rider Charge varies by policy based on individual characteristics of the person being Insured.
17 The Premium Waiver Rider Charge varies by policy based on the Premium waiver benefit elected.  The Maximum and Minimum charges shown in the table assume monthly Premium payments of $1,000.
18 For policies issued before July 17, 2006, the maximum charge for this Rider is $105.
19 The Additional (insurance) Protection Rider Charge varies by policy based on individual characteristics of the person being Insured.  The monthly charge is a product of the Rider's monthly cost of insurance rate and the Rider Death Benefit.
20 The Deduction (of fees and expenses) Waiver Rider Charge varies by policy based on individual characteristics of the person being Insured.
21 Currently, the Wealth Guard Rider Charge for the 85/85 Option is $0.58 per $1.000 of Cash Value, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account.  The charge is calculated monthly based on the value of the Cash Value after the monthly deduction for the Mortality and Expense Risk charge.

22 Currently, the Wealth Guard Rider Charge for the 100/85 Option is $0.96 per $1.000 of Cash Value, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account.  The charge is calculated monthly based on the value of the Cash Value after the monthly deduction for the Mortality and Expense Risk charge.

Policy Investment Options

You designate how your Net Premium payments are allocated among the Sub-Accounts and/or the fixed investment options.  Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.

Fixed Investment Options

There are currently two fixed investment options available under the policy: the Fixed Account and the Long Term Fixed Account.  Net Premium that you allocate to either fixed investment option is held in the corresponding fixed account, which is part of our general account.

The general account is not subject to the same laws as the separate account and the SEC has not reviewed the disclosures in this prospectus relating to the fixed investment options.

The general account contains all of our assets other than those in the separate accounts, and funds the fixed investment options.  These assets are subject to our general liabilities from business operations.  We use the general account to support our insurance and annuity obligations.  Any amounts in excess of the separate account liabilities are deposited into our general account.  We bear the full investment risk for all amounts allocated to the fixed investment options.  The amounts you allocate to a fixed investment option will not share in the investment performance of our general account.  Rather, the investment income you earn on your allocations will be based on varying interest crediting rates that we set.

We guarantee that the amounts you allocate to a fixed investment option will be credited interest daily at a net effective annual interest rate of no less than the interest crediting rate shown on the Policy Data Page.  Interest crediting rates are set at the beginning of each calendar quarter.  We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion.  You assume the risk that the actual interest crediting rate may not exceed the guaranteed interest crediting rate.  Premiums applied to the policy at different times may receive different interest crediting rates.  The interest crediting rate may also vary for new Premiums versus Sub-Account transfers.  Interest that we credit to fixed investment options may be insufficient to pay the policy’s charges.

During any given time period, we anticipate that the interest crediting rate for the Long Term Fixed Account will be higher than the interest crediting rate for the Fixed Account.  However, the Long Term Fixed Account will have stricter transfer limitations.  For more information, see "Fixed Investment Option Transfers."

Variable Investment Options

The variable investment options available under the policy are Sub-Accounts that correspond to underlying mutual funds that are registered with the SEC.  The underlying mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the underlying mutual funds.  The underlying mutual funds listed are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the policy may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Policy owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the separate account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

The Sub-Accounts available through this policy invest in the underlying mutual funds of the companies listed below. For a complete list of the available Sub-Accounts, please refer to “Appendix A: Sub-Account Information.” For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

AIM Variable Insurance Funds

AllianceBernstein Variable Products Series Fund, Inc.

American Century Variable Portfolios II, Inc.

American Century Variable Portfolios, Inc.

BlackRock Variable Series Funds, Inc.

Dreyfus

Dreyfus Investment Portfolios

Dreyfus Variable Investment Fund

Federated Insurance Series

Fidelity Variable Insurance Products Fund

Franklin Templeton Variable Insurance Products Trust

Ivy Funds Variable Insurance Portfolios, Inc.

Janus Aspen Series

MFS® Variable Insurance Trust

Nationwide Variable Insurance Trust

Neuberger Berman Advisers Management Trust

Oppenheimer Variable Account Funds

PIMCO Variable Insurance Trust

Putnam Variable Trust

T. Rowe Price Equity Series, Inc.

The Universal Institutional Funds, Inc.

Wells Fargo Advantage Funds® Variable Trust

Valuation of Accumulation Units

We account for the value of your interest in the Sub-Accounts by using Accumulation Units.  The number of Accumulation Units associated with a given Premium allocation is determined by dividing the dollar amount of Premium you allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account, which is determined at the end of the Valuation Period that the allocation was received.  The number of Accumulation Units a given Net Premium allocation purchases will not change.  However, the value of each Accumulation Unit will vary daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests.

On each day that the New York Stock Exchange ("NYSE") is open, each of the underlying mutual funds in which the Sub-Accounts invest will determine its Net Asset Value ("NAV") per share.  We use each underlying mutual fund's NAV to calculate the daily Accumulation Unit value for the corresponding Sub-Account.  Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV, because the Accumulation Unit value will reflect the deduction of any transaction fees and periodic charges.  This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units.

We will price Accumulation Units on any day that the NYSE is open for business.  Any transaction that you submit on a day when we are closed will not be effective until the next day that both Nationwide and the NYSE are open for business.  Accordingly, we will not price Accumulation Units on these recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

In addition, we will not price Accumulation Units if:

(1)	trading on the NYSE is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described items (2) and (3) exist.

Any transactions that we receive after the close of the NYSE will be effective as of the next Valuation Period that the NYSE and Nationwide are open.

How Sub-Account Investment Experience is Determined

The number of Accumulation Units in your policy will not change except when: you add Premium; request a surrender; request a transfer (including transfers due to loans and loan repayments); or charges are deducted from the Sub-Accounts.   However, the value of those Accumulation Units will vary daily depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests.  We account for these performance fluctuations by using a "net investment factor", as described below, in our daily Sub-Account valuation calculations.  Changes in the net investment factor may not be directly proportional to changes in the NAV of the underlying mutual fund shares.

We determine the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:

(a)           is the sum of:

•	the NAV per share of the underlying mutual fund held in the Sub-Account as of the end of the current Valuation Period; and

•
the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus

•
a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and

(b)	is the NAV per share of the underlying mutual fund determined as of the end of the immediately preceding Valuation Period.

At the end of each Valuation Period, we determine the Sub-Account's Accumulation Unit value.  The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

Transfers Among and Between the Policy Investment Options

Sub-Account Transfers

Policy owners may request transfers to or from the Sub-Accounts once per valuation day, subject to the terms and conditions of the policy and the underlying mutual funds.

Neither the policies nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts, sometimes referred to as "market-timing" or "short-term trading.".  If you intend to use an active trading strategy, you should consult your registered representative and request information on other Nationwide policies that offer underlying mutual funds that are designed specifically to support active trading strategies.

We discourage, and will take action to deter, short-term trading in the policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance, such as keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests; and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect policy owners from the negative impact of these practices, we have implemented, or reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  We cannot guarantee that our attempts to deter active trading strategies will be successful.  If our actions do not successfully deter active trading strategies, the performance of Sub-Accounts that are actively traded will be adversely impacted.  Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.

Redemption Fees.  Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within sixty days after the date of the allocation to the Sub-Account.  We assess the fee against the amount transferred and pay the fee to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.

U.S. Mail Restrictions.  We monitor transfer activity in order to identify those who may be engaged in harmful trading practices.  We produce and examine transaction reports.  Generally, a policy may appear on these reports if the policy owner, or a third party acting on their behalf, engages in a certain number of transfer events in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period.  For example, if a policy owner executes multiple transfers involving ten Sub-Accounts in 1 day, this counts as one transfer event.  A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts, or one Sub-Account if the transfer is made to or from a fixed investment option, will also count as one transfer event.

As a result of this monitoring process, we may restrict the form in which transfer requests will be accepted.  In general, we will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter
Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed eleven in two consecutive calendar quarters or twenty in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than eleven transfer events in two consecutive calendar quarters OR More than twenty transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.

Each January 1, we will start the monitoring anew so that each policy starts with zero transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts.  Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple policy owners.  These multi-contract advisers will be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions.  We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners or third parties acting on their behalf.  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures, and other measures aimed at curbing harmful trading practices, that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly.  In the event a restriction we impose results in a transfer request being rejected, we will notify you that your transfer request has been rejected.  If a short-term trading fee is assessed on your transfer, we will provide you a confirmation of the amount of the fee assessed.

Underlying Mutual Fund Restrictions and Prohibitions. Pursuant to regulations adopted by the SEC, we are required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

•	Request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any of our policy owners;

•	Request the amounts and dates of any purchase, redemption, transfer or exchange request, which we also refer to as “transaction information”; and

•
Instruct us to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund whose policies may be more restrictive than our policies.

We are required to provide such transaction information to the underlying mutual funds upon their request.  In addition, we are required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  We and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by us, we will keep any affected policy owner in their current underlying mutual fund allocation.

Fixed Investment Option Transfers

Prior to the policy’s Maturity Date, you may make transfers involving the fixed investment options (the Fixed Account and the Long Term Fixed Account).  These transfers will be in dollars.  We reserve the right to limit the number of times and frequency of transfers involving the fixed investment options.  Specifically, we may prohibit you from transferring to or from the fixed investment options before the end of the first policy year and we may limit you to one transfer every twelve months.

Transfers to the Fixed Investment Options.  On transfers to the fixed investment options, we may prohibit you from transferring more than 20% of the Cash Value allocated to the Sub-Accounts as of the close of business on the prior Valuation Period.  Additionally, we reserve the right to refuse any transfer to the fixed investment options if that fixed investment option’s Cash Value comprises more than 30% of the policy’s Cash Value.

Transfers from the Fixed Investment Options.  On transfers from the Fixed Account, we may prohibit you, in any policy year, from transferring more than 20% of the Cash Value of the Fixed Account as of the end of the previous policy year (subject to state restrictions).  On transfers from the Long Term Fixed Account, you may transfer the greater of $6,000 or 12% of the amount in the Long Term Fixed Account, but we may prohibit you from transferring more.  We do not allow transfers from the Long Term Fixed Account as part of the asset rebalancing or dollar cost averaging programs.  Transfers out of the fixed investment options will be on a last-in, first-out basis (LIFO).

Any restrictions that we implement will be applied consistently and uniformly.

Submitting a Transfer Request

You can submit transfer requests in writing to our Home Office via first class U.S. Mail.  We may also allow you to use other methods of communication, such as fax, telephone, or through our website.  Our contact information is on the first page of this prospectus.  We will use reasonable procedures to confirm that transfer instructions are genuine and will not be liable for following instructions that we reasonably determine to be genuine.  Forms of communication other than via first class U.S. Mail are subject to the short-term trading limitations described in the "Sub-Account Transfers" section of this prospectus.

In addition, any computer system or telephone can experience slowdowns or outages that could delay or prevent our ability to process your request.  Although we have taken precautions to help our systems handle heavy usage, we cannot promise complete reliability under all circumstances.  If you are experiencing problems, please make your transfer request in writing.

When we have received your transfer request we will process it at the end of the current Valuation Period.  This is when the Accumulation Unit value will be next determined.  For more information regarding valuation of Accumulation Units, see the "Valuation of Accumulation Units" section of this prospectus.

The Policy

Generally

The policy is a legal contract.  It will comprise and be evidenced by a written contract, any Riders, any endorsements, the Policy Data Page and the application, including any supplemental application.  The benefits described in the policy and this prospectus, including any optional riders or modifications in coverage, may be subject to our underwriting and approval. We will consider the statements you make in the application as representations, and we will rely on them as being true and complete.  However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.  If you make an error or misstatement on the application, we will adjust the Death Benefit and Cash Value accordingly.

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary.  No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account’s operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject.  We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws.  We will notify you of all modifications and we will make appropriate endorsements to the policy.

The policy is nonparticipating, meaning that we will not be contributing any operating profits or surplus earnings toward the policy Proceeds.

To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Nationwide is relying on the exemption in Rule 12h-7 of the Securities Exchange Act of 1934 (the “’34 Act”) relating to its duty to file reports otherwise required by Sections 15(d) and 13(a) of the ‘34 Act.

Policy Owner and Beneficiaries

Policy Owner.  The policy belongs to the owner named in the application.  You, as policy owner, may exercise all policy rights and options while the Insured is alive.  You may also change the policy, but only in accordance with its terms.  You may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable.  Otherwise, ownership will pass to the policy owner’s estate, if the policy owner is not the Insured.

You may name different policy owners or contingent owners, so long as the Insured is alive,) by submitting a written request to our Home Office.  Any such change request will become effective as of the date signed.  There may be adverse tax consequences to changing parties of the policy.

Beneficiaries.  The principal right of a beneficiary is to receive the Death Benefit upon the Insured's death.  As long as the Insured is alive, you may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and direct us to distribute Proceeds other than described below.

If a primary beneficiary dies before the Insured, we will pay the Death Benefit to the remaining primary beneficiaries.  Unless you specify otherwise, we will pay multiple primary beneficiaries in equal shares.  A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured and before any Proceeds become payable.  You may name more than one contingent beneficiary.  Unless you specify otherwise, we will also pay multiple contingent beneficiaries in equal shares.

To change or add beneficiaries, you must submit a written request to us at our Home Office.  Any such change request will become effective as of the date signed.  However, the change will not affect any payment we make or action we take before recording the change.

Purchasing a Policy

The policy is available for Insureds between the ages of 0 and 85. To purchase the policy, you must submit to us a completed application and the required initial Premium payment as stated on the Policy Data Page.

We must receive evidence of insurability that satisfies our underwriting standards, which may require a medical examination before we will issue a policy.  We can provide you with the details of our underwriting standards.  We reserve the right to reject any application for any reason permitted by law. Additionally, we reserve the right to modify our underwriting standards on a prospective basis to newly issued policies at any time.

The minimum initial Specified Amount in most states is $50,000 for non-preferred policies and $100,000 for preferred policies.  The basic distinction between the non-preferred and preferred underwriting classifications is that we expect the Insured under a preferred policy to live longer.  We reserve the right to modify the minimum Specified Amount on a prospective basis to newly issued policies at any time.

Initial Premium Payment.  The amount of your required initial Premium payment will depend on the following factors: the initial Specified Amount, Death Benefit option elected, any Riders elected, and the Insured's age, health, and activities.  You may pay the initial Premium to our Home Office or to our authorized representative.  The initial Premium payment must be at least $50.  The initial Premium payment will not be applied to the policy until the underwriting process is complete.

Depending on the right to examine law of the state in which you live, initial Net Premium designated to be allocated to the

Sub-Accounts may not be so allocated immediately upon our receipt.  Any initial Net Premium designated to be allocated to fixed investment options will be so allocated immediately upon receipt.  If you live in a state that requires us to refund the initial Premium upon exercise of the free-look provision, we will hold all of the initial Net Premium designated to be allocated to the Sub-Accounts in the available money market Sub-Account until the free-look period expires.  At the expiration of the free-look period, we will transfer the variable account Cash Value to the Sub-Accounts based on the allocation instructions in effect at the time of the transfer.  If you live in a state that requires us to refund the Cash Value upon exercise of the free-look provision, we will allocate all of the initial Net Premium to the available money market Sub-Account.  On the next Valuation Period, we will allocate all of the Cash Value to the designated Sub-Accounts based on the allocation instructions in effect at that time.

Insurance Coverage.  Issuance of full insurance coverage requires that the Insured meet all underwriting requirements, the required initial Premium is paid, and the policy is delivered while the Insured is alive.  We will not delay delivery of the policy to increase the likelihood that the Insured is not living at the time of policy delivery.  Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy.  We also have the right to reject any application for insurance, in which case we will return your Premium payment within two business days.

After we approve an application, insurance coverage will begin and will be In Force on the Policy Date shown on the Policy Data Page.  Changes in the Specified Amount, which may only be requested after the first policy year, will be effective on the next monthly policy anniversary after we approve the change request.

Insurance coverage will end upon the Insured's death, when we begin to pay the Proceeds, or when the policy reaches the Maturity Date.  Coverage can also end if the policy Lapses.

Temporary Insurance Coverage.  Temporary insurance coverage (of an amount equal to the Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect.  You must submit a temporary insurance agreement and make an initial Premium payment.  The amount of this initial Premium payment will depend on the initial Specified Amount, your choice of Death Benefit option, and any Riders you elect.  Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement.  If full coverage is denied, the temporary insurance coverage will terminate 5 days from the date we mail a termination notice(accompanied by a refund equal to the Premium payment you submitted.  If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect.  Allocation of the initial Net Premium will be determined by the right to examine law of the state in which we issued the Policy, as discussed above.

Right to Cancel (Examination Right)

For a limited time, commonly referred to as the "free look" period, you may cancel the policy and receive a refund.    The free look period expires ten days after you receive the policy or longer if required by state law.  If you decide to cancel during the free look period, return the policy to the sales representative who sold it, or to us at our Home Office, along with your written cancellation request. Your written request must be received, if returned by means other than U.S. mail, or post-marked, if returned by U.S. mail, by the last day of the free look period.  When you cancel the policy during the free look period , the amount we refund will be Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.  If we do not receive your policy at our Home Office by the close of business on the date the free-look period expires, you will not be allowed to cancel your policy free of charge.  Within seven days of a cancellation request , we will refund the amount prescribed by law.  If the policy is canceled, we will treat the policy as if it was never issued.

Premium Payments

The policy does not require a payment of a scheduled Premium to keep it In Force.  It will remain In Force as long as the conditions causing a policy to Lapse do not exist.  We will send scheduled Premium payment reminder notices to you according to the Premium payment schedule shown on the Policy Data Page.  If you decide to make a subsequent Premium payment, you must send it to our Home Office.  Each Premium payment must be at least $50.  Upon request, we will furnish Premium payment receipts.  Notwithstanding the foregoing, if you elected the Wealth Guard Rider, you are subject to minimum premium requirements as a condition of that rider.  See the “Policy Riders and Rider Charges” section later in this prospectus for more information.

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

•	We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy’s Net Amount At Risk.

•	We will refund Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance.

•	We will monitor Premiums paid and will notify you when the policy is in jeopardy of becoming a modified endowment contract.

•	We may require that policy Indebtedness be repaid before we accept any additional Premium payments.

Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.

Cash Value

We will determine the Cash Value at least monthly.  At the end of any given Valuation Period, the Cash Value is equal to the sum of:

•	the value of the Accumulation Units allocated to the Sub-Accounts;

•	amounts allocated to the fixed investment options, including credited interest; and

•	amounts allocated to the collateral account, including credited interest.

Surrenders and policy charges and deductions will reduce the Cash Value.  Thus, the Cash Value will fluctuate daily and we do not guarantee the Cash Value of the Policy.  Accordingly, if the Cash Value is a factor in calculating a benefit associated with the policy, the value of that benefit will also fluctuate.

Changing the Amount of Insurance Coverage

After the first policy year, you may request to change the Specified Amount, but no change will take effect unless the new Cash Surrender Value is sufficient to keep the policy In Force for at least 3 months.  Changes to the Specified Amount will typically alter the Death Benefit.  For more information, see the "Changes in the Death Benefit Option" section of this prospectus.

Any request to increase the Specified Amount must be at least $10,000 and the Insured must be eighty-five or younger at the time of the request.  An increase in the Specified Amount may cause an increase in the Net Amount At Risk.  Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase.  An increase in the Specified Amount may require you to make larger or additional Premium payments in order to avoid Lapsing the policy.  To increase the Specified Amount, you must submit a written request to our Home Office and you must provide us with evidence of insurability that satisfies our underwriting standards.

You may request to decrease the Specified Amount.  We apply Specified Amount decreases to the most recent Specified Amount increase, and continue applying the decrease backwards, ending with the original Specified Amount.  We will deny any request to reduce the Specified Amount below the minimum initial Specified Amount.  We will also deny any request that would disqualify the policy as a contract for life insurance.  To decrease the Specified Amount, you must submit a written request to our Home Office.  Notwithstanding the foregoing, if you elected the Wealth Guard Rider, you may not decrease the Specified Amount to a value lower than $250,000.

Changes to the Specified Amount will become effective on the next monthly policy anniversary after we approve the request.  We reserve the right to limit the number of Specified Amount changes to one each policy year.

Exchanging the Policy

You have an exchange right under the policy.  At any time within the first twenty-four months of coverage from the Policy Date, you may surrender the policy and use the Cash Surrender Value to purchase a new policy on the Insured’s life without evidence of insurability.  After the first twenty-four months of coverage, you may still surrender the policy and use the Cash Surrender Value to purchase a new policy on the same Insured’s life.  However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.

The new policy may be one of our available flexible premium adjustable life insurance policies.  The death benefit on the new policy may not be greater than the Death Benefit on the policy immediately prior to the exchange date.  The new policy will have the same Specified Amount, Policy Date, and issue age.  We will base Premium payments on our rates in effect for the same sex, Attained Age and underwriting class of the Insured on the exchange date.  You may transfer Indebtedness to the new policy.

You must make your exchange request on the appropriate forms and submit them to the Home Office.  The policy must be In Force and not in a Grace Period.  You must pay a Surrender Charge.  The exchange may have tax consequences.  The new policy will take effect on the exchange date only if the Insured is alive.  The policy will terminate when the new policy takes effect.

Terminating the Policy

There are several ways that the policy can terminate.  You may surrender the policy for its Cash Surrender Value (which may result in adverse tax consequences).  The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends.

Assigning the Policy

You may assign any rights under the policy while the Insured is alive.  If you do, your beneficiary’s interest will be subject to the person(s) to whom you have assigned rights.  Your assignment must be in writing and must be recorded at our Home Office before it will become effective.  Your assignment will be subject to any outstanding policy loans.

Reminders, Reports, and Illustrations

Upon request, we will send you scheduled Premium payment reminders.  We generate and mail confirmations of individual financial transactions, such as transfers, partial surrenders and loans, automatically.  We will also send you semi-annual and annual reports that show:

•	the Specified Amount;

•	minimum monthly Premiums;

•	Premiums paid;

•	all charges since the last report;

•	the current Cash Value;

•	the Cash Surrender Value; and

•	outstanding Indebtedness.

You may obtain copies of confirmation statements and reports by calling our service center or submitting a written request.  You may receive information faster from us and reduce the amount of mail you receive by signing up for our eDelivery program.  We will notify you by e-mail when important documents, like statements and prospectuses, are ready for you to view, print, or download from our secure server.  If you would like to choose this option, go to www.nationwide.com/login.

We will send reminders, financial transaction confirmations and reports to the address you provide on the application unless directed otherwise.  At any time after the first policy year,, you may ask for an illustration of future benefits and values under the policy.

IMPORTANT NOTICE REGARDING DELIVERY

OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s).  Household delivery will continue for the life of the policies.  Please call 1-866-223-0303 to resume regular delivery.  Please allow thirty days for regular delivery to resume.

Standard Policy Charges

We will take deductions from Premium payments and/or the Cash Value to compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume.  We may generate a profit from any of the charges assessed under the policy.  We begin to deduct monthly charges from your policy's Cash Value on the Policy Date.

Sales Load

We deduct the Sales Load (as part of the Premium Load) from each Premium payment to compensate us for our sales expenses.  We currently charge $5 per $1,000 of Premium.  The guaranteed maximum Sales Load is $25 per $1,000 of Premium.

Premium Taxes

We deduct Premium Taxes (as part of the Premium Load) from each Premium payment to reimburse us for state and local premium taxes at the estimated rate of 2.25% and for federal premium taxes at the estimated rate of 1.25%.  The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium.  This amount is not the actual amount of the tax liability we incur.  It is an estimated amount.  If the actual tax liability is more or less, we will not adjust the charge retroactively.

Short-Term Trading Fees

Some underlying mutual funds offered in the policy may assess, or reserve the right to assess, a short-term trading fee (or "redemption fee") in connection with transfers from a Sub-Account that occur within sixty days after the date of allocation to the Sub-Account.

Short-Term Trading Fees are intended to compensate the underlying mutual fund, and policy owners with interests allocated in the Sub-Account, for the negative impact on underlying mutual fund performance that may result from frequent, short-term trading strategies.  Short-Term Trading Fees are not intended to affect the large majority of policy owners not engaged in such strategies.

Any Short-Term Trading Fee assessed by any underlying mutual fund available in conjunction with the policy will equal 1% of the amount determined to be engaged in short-term trading.  Short-Term Trading Fees will only apply to those Sub-Accounts corresponding to underlying mutual funds charging such fees (see the underlying mutual fund's prospectus).  Any Short-Term Trading Fees paid are retained by the underlying mutual fund and are part of the underlying mutual fund’s assets.  Policy owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account.  We will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

For a complete list of the Sub-Accounts that assess (or reserve the right to assess) a Short-Term Trading Fee, please see “Appendix A: Sub-Account Information” later in this prospectus.

If a redemption fee is assessed, the underlying mutual fund will charge the separate account 1% of the amount determined to be engaged in short-term trading.  The separate account will then pass the Short-Term Trading Fee on to the specific policy owner that engaged in short-term trading by deducting an amount equal to the redemption fee from that policy owner's Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by us or the separate account.

When multiple allocations are made to a Sub-Account that is subject to Short-Term Trading Fees, transfers out of that Sub-Account will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees.  In other words, Accumulation Units held the longest time will be treated as being transferred first, and Accumulation Units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the Short-Term Trading Fees, including:

•	scheduled and systematic transfers, such as those associated with dollar cost averaging programs and asset rebalancing programs;

•	policy loans;

•	full or partial surrenders; or

•	payment of the Proceeds.

New share classes of certain currently available underlying mutual funds may be added as investment options under the policy.  These new share classes may require the assessment of Short-Term Trading Fees.  When these new share classes are added, new Premiums and transfers to the Sub-Accounts in question may be limited to the new share class.

Illustration Charge

Currently, we do not assess an Illustration Charge, which would compensate us for the administrative costs of generating the illustration.  However, we may, in the future, assess an Illustration Charge, which will not exceed $25 per illustration requested.  Any Illustration Charge must be paid in cash at the time of the illustration request.  The Illustration Charge will not be deducted from the policy's Cash Value.

Partial Surrender Fee

Currently, we do not deduct a Partial Surrender Fee, which would compensate us for the administrative costs associated with calculating and generating the surrender amount.  However, we may, in the future, assess a Partial Surrender Fee.  The Partial Surrender fee assessed to each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.  Any Partial Surrender Fee assessed will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and the Long Term Fixed Account.

Surrender Charge

We deduct a Surrender Charge from the Cash Value if you surrender or Lapse the policy.  Also, if you increase the Specified Amount, and then reduce the Specified Amount to less than it was before the increase, we will deduct a Surrender Charge from the Cash Value.  The Surrender Charge is assessed to compensate us for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability and the Insured’s underwriting class and establishing policy records.  Thus, the Surrender Charge is comprised of two components: the underwriting component and the sales component.

The initial Surrender Charge is the sum of the underwriting component and a percentage (that varies by age, sex, Specified Amount, and risk class, and ranges between 34% to 60%) of the sales component.  Depending on the policy year of the surrender and the Insured's age at the time of policy issuance, the actual Surrender Charge paid will be a percentage of the initial Surrender Charge, as set forth in the following table:

Policy year calculated from the Policy Date or effective date of Specified Amount increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	100%
3	100%	92.5%
4	92.5%	85.0%
5	85.0%	76.0%
6	77.5%	66.0%
7	70.0%	56.0%
8	62.5%	46.0%
9	52.5%	36.0%
10	42.5%	26.0%
11	32.5%	0%
12	20.0%	0%
13+	0%	0%

The underwriting component equals the product of the Specified Amount and the administrative target premium.  The administrative target premium is actuarially derived and is used to determine how much we should charge per Premium payment for underwriting expenses.  The administrative target premium varies by the Specified Amount and the Insured's age when the policy was issued.

The sales component is the lesser of the following two amounts: (1) the product of the Specified Amount, divided by 1,000, and the surrender target premium; and (2) the sum of all Premium payments you made during the first policy year.  The surrender target premium is actuarially derived and is used to determine how much we should charge per Premium payment for sales expenses.  The surrender target premium varies by the Insured's sex, the Insured's age when the policy was issued, and the Insured's underwriting class.

Each increase to the Specified Amount (referred to as Specified Amount segments) will have its own Surrender Charge.  The Surrender Charge for each Specified Amount segment, when added together, will equal your total Surrender Charge.

Any Surrender Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and the Long Term Fixed Account.

We will waive the surrender charge of your policy if you elect to surrender it in exchange for a plan of permanent fixed life insurance offered by us subject to the following:

•	the exchange and waiver may be subject to your providing us new evidence of insurability and our underwriting approval; and

•	you have not elected any of these Riders:

•	Premium Waiver Rider;

•	Deduction (of Fees and Expenses Waiver Rider); or

•	Long-term Care Rider.

We may impose a new surrender charge on the policy received in the exchange.

Cost of Insurance Charge

We deduct a monthly Cost of Insurance Charge from the policy's Cash Value to compensate us for underwriting insurance protection.  The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate.  The cost of insurance rate will vary by the Insured’s sex, issue age, and underwriting class, any S ubstandard Ratings , how long the policy has been In Force, and the Specified Amount.  The cost of insurance rates are based on our expectations as to future mortality and expense experience.  There will be a separate cost of insurance rate for the initial Specified Amount and any Specified Amount increase.  The cost of insurance rates will never be greater than those shown on the Policy Data Page.

We will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, and any S ubstandard Ratings and Specified Amount, if their policies have been In Force for the same length of time.  If a change in the cost of insurance rates causes an increase to your Cost of Insurance Charge, your policy’s Cash Value could decrease.  If a change in the cost of insurance rates causes a decrease to your Cost of Insurance Charge, your policy's Cash Value could increase.The Cost of Insurance Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and the Long Term Fixed Account.

Mortality and Expense Risk Charge

We deduct a monthly Mortality and Expense Risk Charge from the policy's Cash Value allocated to the Sub-Accounts to compensate us for assuming risks associated with mortality and expense costs.  The mortality risk is that the Insured will not live as long as expected.  The expense risk is that the costs of issuing and administering the policy will be more than expected.  Currently, the amount of the Mortality and Expense Risk Charge that is assessed is based on the following schedule:

Policy Years	Charge for First $25,000 in Variable Cash Value (Annualized)	Charge for Next $225,000 in Variable Cash Value (Annualized)	Charge for Variable Cash Value in Excess of $250,000 (Annualized)
1 through 10	$6.00 per $1,000	$3.00 per $1,000	$1.00 per $1,000
11 through 20	$3.00 per $1,000	$2.00 per $1,000	$0.50 per $1,000
21 and later	$0	$0	$0

The maximum guaranteed Mortality and Expense Risk Charge is equal to an annualized rate of $6.00 per $1,000 of variable account Cash Value for all policy years.

The Mortality and Expense Risk Charge will be deducted proportionally from your Sub-Account allocations.

Administrative Per Policy Charge

We deduct a monthly Administrative Per Policy Charge from the policy's Cash Value to reimburse us for the costs of maintaining the policy, including accounting and record-keeping.  Currently, the Administrative Per Policy Charge is $10 per month.  The maximum guaranteed Administrative Per Policy Charge is $20 per month.

The Administrative Per Policy Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and the Long Term Fixed Account.

Underwriting and Distribution Charge

We deduct a monthly Underwriting and Distribution Charge from the policy's Cash Value to compensate us for sales, underwriting, distribution and issuance of the policy.  We will only assess the Underwriting and Distribution Charge on the first $250,000 of Specified Amount.  The current Underwriting and Distribution Charge is $0.10 per $1,000 of Specified Amount.  The maximum guaranteed Underwriting and Distribution Charge is $0.20 per $1,000 of Specified Amount.  The Underwriting and Distribution Charge will be assessed for 10 years from the Policy Date for the initial Specified Amount, and for 10 years from the effective date of any increase in the Specified Amount.

The Underwriting and Distribution Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and the Long Term Fixed Account.

Reduction of Charges

The policy may be purchased by individuals, corporations, and other entities.  We may reduce or eliminate certain charges, such as Sales Load, Surrender Charge, administrative charges, Cost of Insurance Charge, or other charges, where the size or nature of the group allows us to realize savings with respect to sales, underwriting, administrative or other costs.  Where prohibited by state law, we will not reduce charges associated with the policy.

We determine the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium we expect to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time we expect the individual policies to be I n F orce; and any other circumstances that are rationally related to the expected reduction in expenses.

We may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges.  If you have questions about whether your policy is eligible for reduction of any charges, please consult with your registered representative for more specific information.  Your registered representative can answer your questions and, where appropriate, provide you with illustrations demonstrating the impact of any reduced charges for which you may be eligible.

We may change both the extent and the nature of the charge reductions.  Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will be reflective of the differences in costs of services we provide.

Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex.  The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests that we use non-sex distinct tables.  Thus the policies generally provide different benefits to men and women of the same age.  Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment-related insurance or benefit program before purchasing the policy.

A Note on Charges

During a policy's early years, the expenses we incur in distributing and establishing the policy exceed the deductions we take.  Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment.  Accordingly, we have designed the policy with features and investment options that we believe support and encourage long-term ownership.

We make many assumptions and account for many economic and financial factors when we establish the policy's fees and charges.  The following is a discussion of some of the factors that are relevant to the policy's pricing structure.

Distribution, Promotional and Sales Expenses.  Distribution, promotional and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances and marketing allowances.  We refer to these expenses collectively as "total compensation." The maximum total compensation we pay to any broker-dealer firm in conjunction with policy sales is 99% of first year premiums and 3% of renewal premium after the first year.

We have the ability to customize the total compensation package of our broker-dealer firms.  We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the maximum, which is 99% of first year premiums and 3% of renewal premium after the first year.  Commission may also be paid as an asset-based amount instead of a premium based amount.  If an asset-based commission is paid, it will not exceed 0.25% of the non-loaned cash value per year.

The actual amount and/or forms of total compensation we pay depend on factors such as the level of premiums we receive from respective broker-dealer firms and the scope of services they provide.  Some broker-dealer firms may not receive maximum total compensation.

Individual registered representatives typically receive a portion of the commissions/total compensation we pay, depending on their arrangement with their broker-dealer firm.  If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Information on Underlying Mutual Fund Payments

Our Relationship with the Underlying Mutual Funds.  The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The separate account (and not the policy owners) is the underlying mutual fund shareholder.  When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  We incur these expenses instead.

We also incur the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide us or our affiliates with wholesaling services that assist in the distribution of the policy and may pay us or our affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the policy.

Types of Payments We Receive.  In light of the above, the underlying mutual funds or their affiliates make certain payments to us or our affiliates.  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies we and our affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the policies, paying expenses that we or our affiliates incur in promoting, marketing, and administering the policies and the underlying mutual funds, and achieving a profit.

We or our affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in underlying mutual fund charges.

Furthermore, we benefit from assets invested in our affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because our affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, we may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

We took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, we would have imposed higher charges under the policy.

Amount of Payments We Receive.  For the year ended December 31, 2008 , the underlying mutual fund payments we and our affiliates received from the underlying mutual funds did not exceed 0.55% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that we and our affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to us or our affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments we or our affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, we and our affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to the amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds.  We may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor we consider during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the policy in relation to its features and benefits when making your decision to invest.  Please note that higher policy and underlying mutual fund fees and charges have a direct effect on your investment performance.

Policy Riders and Rider Charges

You may purchase one or more Riders available under the policy to meet your specific needs (except that you may not elect both the Premium Waiver Rider and the Deduction (of Fees and Expenses) Waiver Rider simultaneously).  Rider availability varies by state.

We will assess any Rider charge by taking deductions from the Cash Value to compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume.  We may generate a profit from any of the Rider charges.  We begin to deduct monthly Rider charges from your policy's Cash Value on the Policy Date or on the first monthly policy anniversary after the Rider is elected.

Policy Guard Rider

The Policy Guard Rider prevents the policy from Lapsing due to Indebtedness by providing a guaranteed paid-up insurance benefit.  The Rider is dormant until specifically invoked by the policy owner, at which time the policy is assessed a one-time charge.  Invocation of the Rider enables the policy owner of a substantially depleted policy (due to outstanding loans) to avoid the negative tax consequences associated with lapsing a life insurance policy.  Consult a qualified tax advisor for more details.  All policies for which the guideline premium/cash value corridor life insurance qualification test is elected will automatically receive the Policy Guard Rider (state law permitting).   This Rider is not available for policies for which the cash value accumulation life insurance qualification test is elected.  Refer to the Minimum Required Death Benefit section of this prospectus for additional information regarding these tests.

The policy owner is eligible to invoke the Policy Guard Rider when outstanding Indebtedness reaches a certain percentage of the policy's Cash Value.  This percentage varies based on the Insured’s Attained Age.  The first time the policy's outstanding Indebtedness reaches the percentage that makes the policy eligible for invocation of the Rider, Nationwide will send a letter to the policy owner notifying them of the policy's eligibility to invoke the Rider.  The letter will also describe the Rider, its cost, and its guaranteed benefits.

In addition, the following conditions must be met in order to invoke the Rider:

•	the Insured is Attained Age seventy-five or older,

•	the policy has been In Force for at least fifteen years,

•	the policy's Cash Value is at least $100,000,

•	at the time of policy issuance, you selected the guideline premium/cash value corridor tax test to qualify the policy for life insurance, and

•	based on our records of your premium payments, the entire cost basis of the policy for tax purposes has been withdrawn.

You need not invoke the Rider immediately upon notification of eligibility.  The Rider may be invoked at any time, provided that the above conditions are met and the policy remains In Force.

After Nationwide receives your request to invoke the Rider, Nationwide will adjust the policy, as follows:

•	If not already in effect, the Death Benefit option will be changed to Death Benefit Option One.

•
The Specified Amount will be adjusted to equal the lesser of: (1) the Specified Amount immediately before you invoked the Rider, or (2) the Specified Amount that will cause the Death Benefit to equal the minimum required death benefit.

•
Any non-loaned Cash Value after deduction of the Policy Guard Rider charge will be transferred to the Fixed Account, where it will earn the guaranteed fixed interest rate of the base policy as shown on the Policy Data Page.

After the above adjustments are made, the loan balance will continue to grow at the policy's loan charge rate, and the amount in the collateral loan account will continue to earn interest at the policy's loan crediting rate.  No policy charges will be assessed.  No further loans may be taken from the policy and no withdrawals may be taken from the policy except for a full policy surrender.  Cash Value may not be transferred out of the Fixed Account.  Both the charges and benefits of the Long-term Care Rider, Spouse Life Insurance Rider, and Deduction (of Fees and Expenses) Waiver Rider will terminate.  The Death Benefit will be the lesser of the Specified Amount or the minimum required death benefit.  The policy will remain as described above for the duration of the policy.

Invocation of the Policy Guard Rider is irrevocable.

Policy Guard Rider Charge.  We deduct a one-time Policy Guard Rider Charge at the time you invoke the Rider to cover the administrative costs and to compensate us for the risks associated with the Rider's guaranteed paid-up death benefit.  The Policy Guard Rider Charge is the product of the policy's Cash Value and an age-based factor shown in the Rider.  The Rider charge varies by the Insured's age and the Cash Value.

The Policy Guard Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and the Long Term Fixed Account.  If the Cash Value less Indebtedness is insufficient to satisfy the Policy Guard Rider Charge, you cannot invoke the Rider without repaying enough Indebtedness to cover the Policy Guard Rider Charge.

Adjusted Sales Load Life Insurance Rider

The benefit associated with the Adjusted Sales Load Life Insurance Rider is the replacement of part or all of the up-front Premium Load (comprised of the Sales Load and Premium Taxes) with a monthly Rider charge.  You may elect the number of years (from one to seven) that you want the Premium Load replaced.  You will pay a Premium Load on any amount that you do not elect to be replaced by the Rider.  This Rider is only available to purchase at the time of application.

If you purchase this Rider, you should expect the aggregate monthly Rider charges to be greater than the amount we would have deducted as Premium Load.  To better understand how this Rider might benefit you, ask for an illustration of future benefits and rights under the policy with and without the purchase of this Rider.

Adjusted Sales Load Life Insurance Rider Charge.  We deduct a monthly Adjusted Sales Load Life Insurance Rider Charge if you elect the Rider to compensate us for the sales and premium tax expenses that we will not collect in the form of Premium Load.  You should expect the aggregate monthly Rider charges to be greater than the amount we would have deducted as Premium Load.  The charge is the product of your aggregate monthly Premiums since the Policy Date, the portion of Premium Load you choose to replace (expressed as a whole percentage of Premiums paid), and the factor of 0.0001354.  The Rider's charge may vary.  Each Premium payment you make will cause the Rider's charge to increase.  How long the Rider charge is assessed will also vary.  The Rider charge will be assessed for nine policy years, plus the number of years (from one to seven) that you want the Premium Load replaced (with a maximum Rider charge period of fifteen years).  However, if you stop making Premium payments during that one to seven-year period, the Rider charge will only be assessed for nine policy years, plus the number of years that you actually made Premium payments.

For example, upon election, you anticipated making Premium payments for five years.  Therefore, you expect to have the Rider charge assessed for fourteen years (nine years plus five years).  However, you actually make your last Premium payment in policy year three, and do not make any additional Premium payments.  Since you did not get full "use" of the Rider (you only received three years worth of Premium Load replacement), we will only assess the Rider charge for twelve policy years (nine years plus the three years' worth of benefit you received).

If the policy terminates within the first ten policy years, we will deduct from the Cash Surrender Value an amount to compensate us for the Premium Load we waived, but were unable to recover as a Rider charge.  The amount deducted from the Cash Surrender Value will equal the product of the actual Premium Load replaced by the Rider (in dollars) and the percentage from the following table that corresponds to the number of years the policy has been In Force.

Number of Years the Policy has been In Force	1	2	3	4	5	6	7	8	9	10	11+
Percentage	100%	90%	80%	70%	60%	50%	40%	30%	20%	10%	0%

For example, at the time you elected the Rider, you elected to replace the Premium Load for seven years.  During the fifth policy year, you terminate the policy.  During the five years the policy was In Force, you paid $10,000 of Premium.  The amount of Premium Load that the Rider replaced is $400 ($40 for each $1,000 of Premium).  Therefore, we will deduct $240 (60% of $400) from your Cash Surrender Value.

The Adjusted Sales Load Life Insurance Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and the Long Term Fixed Account.

Children’s Insurance Rider

Subject to our underwriting approval, y ou may purchase term life insurance on any and all of the Insured's children at any time.  If an Insured child dies before the Insured dies and before the Maturity Date, the policy pays a benefit to the named beneficiary.  The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or after the date the Insured’s child turns age twenty-two; or (2) the policy anniversary on or after the date the Insured turns age sixty-five.

Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability.  The Rider will be effective until the Rider's term expires, until we pay the benefit, or until you terminate the Rider by written request to our Home Office.  Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Children’s Insurance Rider Charge.  We deduct a monthly Children's Insurance Rider Charge if you elect the Rider to compensate us for providing term insurance on the lives of each and all of the Insured's children.  The Rider charge is $0.43 per $1,000 of the Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect.  The Rider charge will be the same, even if you request to change the number of children covered under the Rider.  However, we may decline your request to add another child based on our underwriting standards.

The Children's Insurance Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and the Long Term Fixed Account.

Long-Term Care Rider

The benefit associated with the Long-Term Care Rider is that, upon meeting certain requirements, the Insured is paid a monthly benefit to assist them with the expenses associated with their nursing home care or home health care.  To be able to invoke this Rider, the Insured must be: (1) cognitively impaired or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair).  In addition, a ninety-day waiting period, referred to as an elimination period, must be satisfied before benefits are paid.  The elimination period can be satisfied by any combination of days of Long Term Care Facility stay or days of Home Health Care, as those terms are defined in the policy.  These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days.  The elimination period has to be satisfied only once while this Rider is in effect.  The benefit associated with this Rider may not cover all your prospective long-term care costs and will not cover your retrospective long-term care costs.  The benefits paid in association with the Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner.  See your tax adviser about the use of this Rider.

Subject to our underwriting approval, y ou may purchase this Rider at any time.  If you purchase it after the Policy Date, we will require evidence of insurability.  There is a free-look period associated with this Rider.  Within thirty days of receipt of the Rider, you may return it to the sales representative who sold it to you, or to us at our Home Office, and we will void the Rider and refund the related charges.  This Rider will be effective until we have paid the benefit, until you invoke the Policy Guard Rider, or until you terminate the Rider by written request to our Home Office.

Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.  Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.

Long-term Care Rider Charge.  We deduct a monthly Long-term Care Rider Charge if you elect the Rider to compensate us for providing long-term care benefits upon the Insured meeting certain eligibility requirements.  The Rider charge is the product of the Rider's Net Amount At Risk and a long-term care cost of insurance rate.  Because this Rider has no Cash Value, we define its Net Amount At Risk as the lesser of the Rider's Specified Amount and the policy's Net Amount At Risk.

The long-term care cost of insurance rate is based on our expectations as to your need for long-term care over time and will vary by the Insured's sex, Attained Age (in some states issue age) , underwriting class, and any S ubstandard R atings.

The Long-term Care Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and the Long Term Fixed Account.

Spouse Life Insurance Rider

The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the Insured’s spouse’s death to the designated beneficiary (if no beneficiary is designated, the benefit is payable to the Insured).

Subject to our underwriting approval, y ou may purchase this Rider at any time, provided the Insured's spouse is age 18 or older at the time the Rider is elected.  The Rider coverage continues until the Rider anniversary on or next following the year in which the Insured's spouse turns age seventy, or until the policy matures, whichever is earliest.  This Rider will be effective until the Rider’s term expires, until we have paid the benefit, until you invoke the Policy Guard Rider, or until you decide to terminate the Rider by written request to our Home Office.

Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

This Rider has a conversion right.  The Insured's spouse may exchange this Rider's benefit for a level premium, level benefit plan of whole life insurance, subject to limitations.

Spouse Life Insurance Rider Charge.  We deduct a monthly Spouse Life Insurance Rider Charge if you elect the Rider to compensate us for providing term insurance on the life of the Insured’s spouse.  The Rider charge is the product of the Rider's Specified Amount and the spouse life insurance cost of insurance rate.  We base the spouse life insurance cost of insurance rate on our expectations as to the mortality of the Insured's spouse.  The spouse life insurance cost of insurance rate will vary by the spouse's sex, Attained Age, underwriting class, any S ubstandard R atings, and the Rider's Specified Amount.

The Spouse Life Insurance Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and the Long Term Fixed Account.

Accidental Death Benefit Rider

The benefit associated with the Accidental Death Benefit Rider is the payment of a benefit, in addition to the Death Benefit, to the named beneficiary upon the Insured’s accidental death.  Accidental death means the Insured died within ninety days of sustaining, and as a result of, bodily injury caused by external, violent, and accidental means from a cause other than a risk not assumed.

Subject to our underwriting approval, you may purchase this Rider at any time on or after the Insured's 5th birthday and before the policy anniversary on or following the date the Insured turns age sixty-five (while the policy is In Force).  The Rider coverage continues until the Insured reaches Attained Age seventy.  This Rider will be effective until the Rider's term expires, until we have paid the benefit, or until you terminate the Rider by written request to our Home Office.

Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Accidental Death Benefit Rider Charge.  We deduct a monthly Accidental Death Benefit Rider Charge if you elect the Rider to compensate us for providing coverage in the event of the Insured’s accidental death.  The Rider charge is the product of the Rider's Specified Amount and the accidental death benefit cost of insurance rate.  We base the accidental death benefit cost of insurance rate on our expectations as to the likelihood of the Insured's accidental death.  The accidental death benefit cost of insurance rate will vary by the Insured's Attained Age and any S ubstandard R atings.

The Accidental Death Benefit Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and the Long Term Fixed Account.

Premium Waiver Rider

The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured’s total disability for six consecutive months.  The amount credited to the policy is the lesser of:

•	the Premium you specified, or

•	the average actual monthly Premiums you paid over the last thirty-six months prior to the disability (or such shorter period of time that the policy has been In Force).

The monthly credit applied pursuant to the Rider may not be sufficient to keep your policy from Lapsing.  You may need to pay additional Premium.  If you elected the Wealth Guard Rider, the monthly credit applied pursuant to this Premium Waiver Rider may not be sufficient to meet the minimum premium requirements of the Wealth Guard Rider.  However, the monthly credit applied pursuant to the Premium Waiver Rider will be considered Premium for purposes of determining whether the minimum premium requirement associated with the Wealth Guard Rider has been met.  See, “Wealth Guard Rider” for additional information.

Purchasing this Rider could help preserve the Death Benefit.

Subject to our underwriting approval, you may purchase this Rider at any time, but may not purchase both this Rider and the Deduction (of fees and expenses) Waiver Rider.  If the Insured is younger than age sixty-three at the time of the total disability, the Rider coverage continues until the Insured turns age sixty-five.  If the Insured is age sixty-three or older at the time of the total disability, the Rider coverage continues for two years.  This Rider is effective until the Rider’s term expires (unless we are paying a benefit under the Rider) or until you terminate the Rider by written request to our Home Office.

Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Premium Waiver Rider Charge.  We deduct a monthly Premium Waiver Rider Charge if you elect the Rider to compensate us for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured’s total disability for six consecutive months.  The Rider charge is the product of the Rider's benefit (the monthly policy credit) and the premium waiver cost rate.  We base the premium waiver cost rate on our expectations as to likelihood of the Insured's total disability for six consecutive months.  The premium waiver cost rate will vary by the Insured's sex, Attained Age, underwriting class, and any S ubstandard R atings.

The Premium Waiver Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and the Long Term Fixed Account.

Change of Insured Rider

The benefit associated with the Change of Insured Rider is that you may designate a new Insured, subject to insurability and other conditions.  The costs and benefits under the policy after the change will be based on the underwriting classification and characteristics of the new Insured.  However, it will have no impact on the policy's Death Benefit.  You may elect this Rider at any time.

Change of Insured Rider Charge.  There is no charge associated with the Change of Insurance Rider.

Additional (Insurance) Protection Rider

The benefit associated with the Additional ( Insurance ) Protection Rider is term life insurance on the Insured, in addition to the Death Benefit, payable to the beneficiary upon the Insured’s death.

Subject to our underwriting approval, y ou may purchase this Rider at any time while the policy is In Force until the Insured reaches age eighty-five.   If you purchase this Rider after the Policy Date, we will require evidence of insurability.   The Rider benefit amount may vary monthly and is based on the chosen Death Benefit.  You may renew coverage annually until the Insured reaches Attained Age 100, when this Rider’s term expires.

Before deciding whether to purchase the Additional (Insurance) Protection Rider it is important for you to know that when you purchase this Rider, the compensation received by your registered representative and his or her firm is less than when compared to purchasing insurance coverage under the base policy.  As a result of this compensation reduction, the charges assessed for the cost of insurance under this Rider will be lower for a significant period of time.  There are instances where the Additional (Insurance) Protection Rider may require lower Premium to maintain the total death benefit over the life of the policy or may require increased Premium when compared to not purchasing the Rider at all.

There are also some distinct disadvantages to purchasing the Rider, such as not being able to extend the Maturity Date for coverage under the Rider (resulting in a loss of coverage at maturity).  Another disadvantage is the Rider only allows coverage under the Guaranteed Policy Continuation Provision for the first five policy years.  In comparison, the base policy allows longer coverage for issue ages under seventy.  See the Guaranteed Policy Continuation Provision in the Lapse section of this prospectus.

If you have questions about whether the Rider is appropriate for you, please consult your registered representative for more specific information on this Rider and its potential benefits.  Your registered representative can answer your questions and provide you with illustrations demonstrating the impact of purchasing coverage under the Rider.

Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value.

Additional (Insurance) Protection Rider Charge.  We deduct a monthly Additional (Insurance) Protection Rider Charge if you elect the Rider to compensate us for providing term life insurance on the Insured.  The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider Death Benefit.  The Rider Death Benefit is the death benefit option elected by you.  We base the additional protection cost of insurance rate on our expectation as to the Insured's mortality.  The additional protection cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any S ubstandard R atings, and the Specified Amount.

The Additional (Insurance) Protection Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and the Long Term Fixed Account.  Additionally, the guaranteed policy continuation provision will only cover the Additional (Insurance) Protection Rider Charge for the first 5 policy years.

Deduction (of Fees and Expenses) Waiver Rider

The benefit associated with the Deduction (of Fees and Expenses) Waiver Rider is a benefit (in the form of a credit or expense waiver) to assist the policy owner with policy expenses while the Insured is disabled.  In the policy year that the policy owner is eligible to invoke this Rider (when the Insured has been disabled for six consecutive months), the benefit takes the form of a credit to the policy for the remainder of the policy year, of an amount necessary to keep the policy In Force.  Beginning on the next policy anniversary, the benefit takes the form of a waiver of the policy's monthly charges.

Note:  This Rider's benefit alone may not be sufficient to keep your policy from Lapsing.  Therefore, you may need to make additional premium payments to prevent Lapse even while the Rider’s benefit is being paid.  However, while the Rider's benefit is being paid, it will cost you less on a monthly basis to keep the policy In Force.

How long the benefit lasts depends on the Insured's age at the beginning of the total disability.  If the Insured's total disability begins before the Insured is age sixty, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches age sixty-five) or until you invoke the Policy Guard Rider.  If the Insured's total disability begins when the Insured is between the ages of sixty and sixty-three, the benefit continues until the Insured turns age sixty-five.  If the Insured's total disability begins after the Insured reaches age sixty-three, the benefit continues for two years.

Subject to our underwriting approval, y ou may purchase this Rider at any time before the policy anniversary on or following the date the Insured reaches age sixty-five (as long as the policy is In Force).  You may not purchase both this Rider and the Premium Waiver Rider.

Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.  For the first three years from the Policy Date, the Rider benefit appears to be the same as the benefit associated with the Premium Waiver Rider.  However, the benefit associated with this Rider, for the first three policy years, will be sufficient to keep the policy from Lapsing.  This is not necessarily so with the benefit associated with the Premium Waiver Rider.

Deduction (of Fees and Expenses) Waiver Rider Charge.  We deduct a monthly Deduction (of Fees and Expenses) Waiver Rider Charge if you elect the Rider to compensate us for waiving the policy's monthly charges upon the Insured’s total disability for six consecutive months.  The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate.  We base the deduction waiver cost rate on our expectations as to the likelihood of the Insured's total disability for six consecutive months.  The deduction waiver cost rate varies by the Insured's Attained Age and any S ubstandard R atings.

The Deduction (of Fees and Expenses) Waiver Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and the Long Term Fixed Account.

Wealth Guard Rider

The Wealth Guard Rider is designed to allow you to invest Premium in certain variable sub-accounts with protection from possible negative market performance.  The Rider guarantees that the Cash Value will, at minimum, equal the Benefit Base on the Rider Maturity Date.  If, on the Rider Maturity date, your policy’s Cash Value is less than the Benefit Base, we will apply a credit, in the amount of the difference between the Benefit Base and the Cash Value on the Maturity Date, to your policy's Cash Value (the “Rider Benefit”).  There is no Rider Benefit if:  (i) your policy's Cash Value is greater than the Benefit Base on the Rider Maturity Date; (ii) the insured dies before the Rider Maturity Date; or (iii) the policy lapses or is terminated before the Rider Maturity Date.  Additionally, there is a significant minimum premium requirement that must be met on the anniversary of each Policy Date in order to receive the highest possible Rider Benefit.  If this minimum premium requirement is not met in a given year, the Benefit Base may be reduced for that year.  Your choice of variable sub-accounts is also limited when you elect the Rider (see, “Wealth Guard Rider Available Investment Options” later in this section).

There are two guarantee options available under the Wealth Guard Rider.  The amount of the Rider Benefit will depend on which guarantee option you select.  The charge for the Rider will depend upon which guarantee option you select.  You can select only one of the available options, and you cannot change your election after the policy has been issued.

(1) The first option is the 85/85 option.  The 85/85 option guarantees a Benefit Base equal to the higher of (a) 85% of Premiums paid or (b) 85% of the policy’s highest anniversary cash value.

OR

(2) The second option is the 100/85 option.  The 100/85 option guarantees a Benefit Base equal to the higher of (a) 100% of Premiums paid or (b) 85% of the policy’s highest anniversary cash value.

Operationally, these options work the same way (i.e., they are subject to the same eligibility requirements and have the same sub-account restrictions).  The only differences between the guarantee options are: (i) the percentage factor that will be applied to Premiums paid when determining the Benefit Base, and (ii) the amount we charge for the level of guarantee.

Eligibility

You must meet or adhere to the following conditions in order to be eligible for the Rider:

Availability. The Wealth Guard Rider is only available for purchase at the time of application.  Once you have elected it and selected your guarantee option, you cannot revoke it nor are you permitted to change your selected guarantee option.  The Rider may not be terminated once elected but it will terminate:  (i) if the underlying policy terminates; (ii) on the Rider Maturity Date; or (iii) when the Insured dies.

Minimum Rider Premium Requirement.  The policy does not require payment of scheduled Premium to keep it In Force (see “Premium Payments” earlier in this prospectus).  However, if you elect the Wealth Guard Rider, you will need to meet the minimum premium requirements of the Rider to prevent the Benefit Base from potentially being reduced.  The actual minimum Rider premium requirements vary by individual policy.  Please refer to your Policy Data Pages for your specific required minimum Rider premium amount.  Note:  Premiums paid under the Guaranteed Policy Continuation Provision may or may not be sufficient to meet the minimum premium required by the Rider.  In addition, benefits paid pursuant to the Premium Waiver Rider may not be sufficient to meet the minimum premium requirement of the Wealth Guard Rider, but will be considered Premium for purposes of determining whether the minimum Rider premium requirement has been met.

Determining Whether the Minimum Rider Premium Requirement Has Been Met

On each Rider Valuation Date (excluding the Rider Maturity Date), we will compare the amount of Premium paid to date, less any partial surrenders, to the minimum premium required (as shown on your Policy Data Pages).  The Rider Maturity Date is the date on which any Rider Benefit, will be paid.  The Rider Valuation Date is the date on which the Benefit Base (described below) is calculated.  It occurs on the Policy Date, on each anniversary from the Policy Date on or before the Rider Maturity Date, and on the Rider Maturity Date.

Grace Period to meet Minimum Rider Premium Requirement

If you have not met the minimum premium requirement on the Rider Valuation Date, we will notify you in writing.  You will have a sixty-one day grace period, during which you may submit additional premium to us.  (There is no grace period associated with the Rider Maturity Date).  If you submit enough Premium during the grace period to meet the Rider's minimum premium requirement, your Benefit Base will not be reduced.  If you do not submit enough Premium to meet the minimum, your Benefit Base may be reduced.  Such reductions may result in a lower Rider Benefit being available to you upon the Rider Maturity Date.  If you do not meet the minimum premium required in any given policy year, your Benefit Base may be reduced.  Reductions cannot be made up in subsequent policy years by paying additional premium.  Failure to meet minimum premium amounts required by the Rider will not terminate the Rider or the policy, but could significantly reduce the Rider Benefit.

Age Restrictions and Rider Duration.  The maximum issue age for the Rider is age fifty-five.  The Rider Maturity Date is chosen by you at application subject to the minimum duration requirements.  Once you choose the maturity date, you will be permitted to extend it only with our written consent.  You will not be permitted to shorten the duration of the Rider.  You will not be permitted to revoke the Rider.

Rider Duration

Issue Age	Minimum Maturity Period	Maximum Maturity Period
0-50	20 Years	(70 – Issue Age) Years
51-55	(70 – Issue Age) Years	(70 – Issue Age) Years

Minimum Specified Amount.  You must choose a Specified Amount of at least $250,000 to elect the Rider.  You will not be permitted to make changes to the policy that cause the Specified Amount to go below $250,000.

IRS qualification as life insurance.  The guideline premium/cash value corridor test must be used to test the policy for compliance with Internal Revenue Code 7702.  The cash value accumulation test may not be used, which may impact the amount of Premium you may pay into the policy (see, “The Minimum Required Death Benefit” section for additional information).  Please discuss the potential ramifications of purchasing the policy using the guideline premium/cash value corridor test instead of the cash value accumulation test with your tax adviser.

Determining the Benefit Base for the 85/85 Guarantee Option

The Benefit Base is determined on each Rider Valuation Date and is calculated as the greater of (A) or (B) where:

 (A) is the Cash Value Amount; and

 (B) is the Return of Premium Amount.

Cash Value Amount

On the Policy Date, the Cash Value Amount is equal to zero. On each subsequent Rider Valuation Date, the Cash Value Amount is equal to the greater of:

(1) the Cash Value of the policy on the current Rider Valuation Date multiplied by 85%; or

(2) the Cash Value Amount on the preceding Rider Valuation Date reduced by the amount of any partial surrenders taken between the current Rider Valuation Date and the preceding Rider Valuation Date.  If the Minimum Rider Premium Requirement has not been met, then the prior Cash Value Amount will also be reduced by the total of Monthly Deductions since the preceding Rider Valuation Date.  Monthly Deductions are the periodic charges (other than underlying mutual fund operating expenses) that are deducted from Cash Value on a monthly basis and are described in the Fee Tables at the beginning of this prospectus.

Return of Premium Amount

On the Policy Date, the Return of Premium Amount is zero.  On each subsequent Rider Valuation Date, the Return of Premium Amount is equal to (1) plus (2) minus (3) minus (4), where:

(1) is the Return of Premium Amount on the preceding Rider Valuation Date;

(2) is the 85% Premium Percentage Factor multiplied by the amount of all premiums received between the current Rider Valuation Date and the preceding Rider Valuation Date;

(3) is the amount of any partial surrenders taken between the current Rider Valuation Date and the preceding Rider Valuation Date; and

(4) is the total of Monthly Deductions taken between the current Rider Valuation Date and the preceding Rider Valuation Date if the Minimum Rider Premium Requirement has not been met, and zero (0) otherwise.

Determining the Rider Benefit for the 85/85 Guarantee Option on the Rider Maturity Date

On the Rider Maturity Date, the final Benefit Base calculation is performed and the Rider Benefit is calculated.  Unlike the prior policy years, there is no opportunity to catch up on Premium payments if you have not met the minimum premium amount required by the Rider.  The Rider Benefit is calculated as follows:

(1) The Cash Value Amount and the Return of Premium Amount are calculated.

(2) The higher of the Cash Value Amount and the Return of Premium Amount will be the Benefit Base.

(3) The Cash Value is determined.

(4) The Benefit Base is compared with the Cash Value.

(5a) If the Cash Value is less than the Benefit Base, the Rider Benefit will equal the difference between the Benefit Base and the Cash Value.  The Rider Benefit will be credited to the Cash Value on the Rider Maturity Date; - or -

(5b) If the Cash Value is greater than the Benefit Base, there is no Rider Benefit.

(6) The Rider terminates and all restrictions and fees associated with it will be removed.

Determining the Benefit Base for the 100/85 Guarantee Option

The Benefit Base is determined on each Rider Valuation Date and is calculated as the greater of (A) or (B) where:

 (A) is the Cash Value Amount; and

 (B) is the Return of Premium Amount.

Cash Value Amount

On the Policy Date, the Cash Value Amount is equal to zero. On each subsequent Rider Valuation Date, the Cash Value Amount is equal to the greater of:

(1) the Cash Value of the policy on the current Rider Valuation Date multiplied by 85%; or

(2) the Cash Value Amount on the preceding Rider Valuation Date reduced by the amount of any partial surrenders taken between the current Rider Valuation Date and the preceding Rider Valuation Date.  If the Minimum Rider Premium Requirement has not been met, then the prior Cash Value Amount will also be reduced by the total of Monthly Deductions since the preceding Rider Valuation Date.  Monthly Deductions are the periodic charges (other than underlying mutual fund operating expenses) that are deducted from Cash Value on a monthly basis and are described in the Fee Tables at the beginning of this prospectus.

Return of Premium Amount

On the Policy Date, the Return of Premium Amount is zero.  On each subsequent Rider Valuation Date, the Return of Premium Amount is equal to (1) plus (2) minus (3) minus (4), where:

(1) is the Return of Premium Amount on the preceding Rider Valuation Date;

(2) is the 100% Premium Percentage Factor multiplied by the amount of all premiums received between the current Rider Valuation Date and the preceding Rider Valuation Date;

(3) is the amount of any partial surrenders taken between the current Rider Valuation Date and the preceding Rider Valuation Date; and

(4) is the total of Monthly Deductions taken between the current Rider Valuation Date and the preceding Rider Valuation Date if the Minimum Rider Premium Requirement has not been met, and zero (0) otherwise.

Determining the Rider Benefit for the 100/85 Guarantee Option on the Rider Maturity Date

On the Rider Maturity Date, the final Benefit Base calculation is performed and the Rider Benefit is calculated.  Unlike the prior policy years, there is no opportunity to catch up on premium payments if you have not met the minimum premium amount required by the Rider.  The Rider Benefit is calculated as follows:

(1) The Cash Value Amount and the Return of Premium Amount are calculated.

(2) The higher of the Cash Value Amount and the Return of Premium Amount will be the Benefit Base.

(3) The Cash Value is determined.

(4) The Benefit Base is compared with the Cash Value.

(5a) If the Cash Value is less than the Benefit Base, the Rider Benefit will equal the difference between the Benefit Base and the Cash Value.  The Rider Benefit will be credited to the Cash Value on the Rider Maturity Date; - or -

(5b) If the Cash Value is greater than the Benefit Base, there is no Rider Benefit.

(6) The Rider terminates and all restrictions and fees associated with it will be removed.

Charges

We deduct a monthly Wealth Guard Rider Charge if you elect the Wealth Guard Rider that will compensate us for the risk we assume if your policy sustains poor investment experience while the Rider is In Force.  The Rider's charge varies depending upon the guarantee option you elect:

Wealth Guard Option	Monthly Deduction*
Wealth Guard 85/85	$0.58 per $1,000 of Cash Value
Wealth Guard 100/85	$0.96 per $1,000 of Cash Value

*The Rider charge is deducted monthly from the Cash Value and is taken proportionately from the Sub-Accounts, the Fixed Account and the Long Term Fixed Account.  We may raise the current charge for this Rider for either or both guarantee options after it has been issued.  If the price is increased for existing issues of the Rider, we will notify you in writing.  The maximum possible charge associated with the Rider is $1.25 per $1,000 of Cash Value.

We continue to deduct the Wealth Guard Rider Charge for as long as the Rider is In Force.  You may not revoke the Rider after the policy has been issued.  If you elected and then invoke the Deduction (of fees and expenses) Waiver Rider, the Wealth Guard Rider Charge will be waived.  However, the minimum premium requirement associated with the Wealth Guard Rider will not be waived (see "Special Considerations" below).

Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Wealth Guard Rider Available Investment Options

Only certain Sub-Accounts are available when you elect the Wealth Guard Rider.  Nationwide selected the available Sub-Accounts on the basis of certain risk factors associated with each Sub-Account’s investment objective.  The Sub-Accounts not made available in conjunction with the Rider were excluded on the basis of similar risk considerations.

Election of the Wealth Guard Rider will not be effective unless we receive Sub-account allocation instructions based on the list of available investment options. When the Wealth Guard Rider is elected, only the following investment options are available:

1.	the Fixed Account; and/or

2.	the Long Term Fixed Account (if available in your state); and/or

3.	a variable investment option, which could be one of the following:

a.	if the Nationwide Allocation Architect service is available, one of the models available through that service (an “NAA Model”) (see "Policy Owner Services"); or

b.	any combination of the Sub-Accounts listed below (hereafter, the “Wealth Guard investment options”):

Wealth Guard investment options:

AIM Variable Insurance Funds
•	AIM V.I. Capital Development Fund: Series I Shares
AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Small/Mid Cap Value Portfolio: Class B
American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class I
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Freedom 2010 Portfolio: Service Class
•	VIP Freedom 2020 Portfolio: Service Class
•	VIP Freedom 2030 Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
•	VIP Investment Grade Bond Portfolio: Service Class
•	VIP Mid Cap Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
Janus Aspen Series
•	Forty Portfolio: Service Shares
MFS ® Variable Insurance Trust
•	MFS Value Series: Initial Class
Nationwide Variable Insurance Trust ("NVIT")
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Growth-Income Fund:
Class II
•	American Funds NVIT Growth Fund: Class II
•	Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Neuberger Berman NVIT Socially Responsible Fund: Class II
•	NVIT Cardinal SM Aggressive Fund: Class II
•	NVIT Cardinal SM Balanced Fund: Class II
•	NVIT Cardinal SM Capital Appreciation Fund: Class II
•	NVIT Cardinal SM Conservative Fund: Class II
•	NVIT Cardinal SM Moderate Fund: Class II
•	NVIT Cardinal SM Moderately Aggressive Fund: Class II
•	NVIT Cardinal SM Moderately Conservative Fund: Class II
•	NVIT Core Bond Fund: Class I
•	NVIT Core Plus Bond Fund: Class II
•	NVIT Government Bond Fund: Class I
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Balanced Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Capital Appreciation Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund: Class II
•	NVIT Mid Cap Growth Fund: Class I
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Money Market Fund: Class I
•	NVIT Multi-Manager Large Cap Growth Fund: Class I
•	NVIT Multi-Manager Large Cap Value Fund: Class I
•	NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Nationwide Fund: Class I
•	NVIT Short Term Bond Fund: Class II
•	NVIT U.S. Growth Leaders Fund: Class I
•	Van Kampen NVIT Comstock Value Fund: Class I
Neuberger Berman Advisers Management Trust
•	AMT Limited Maturity Bond Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares

The following sub-accounts are only available for policies issued before May 1, 2000:

American Century Variable Portfolios, Inc.
•	American Century VP Value Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class I

The following sub-accounts are only available for policies issued before May 1, 2008:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series I Shares
•	AIM V.I. Capital Appreciation Fund: Series I Shares
American Century Variable Portfolios, Inc.
•	American Century VP Vista Fund: Class I
Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class
Janus Aspen Series
•	INTECH Risk-Managed Core Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Limited Term Bond Portfolio: Class II

The following sub-account is only available for policies issued before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class I

The following sub-accounts are only available for policies issued before May 1, 2006:

Fidelity Variable Insurance Products Fund III
•	VIP Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 1
MFS ® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Initial Class

Allocations to Sub-accounts other than those listed above are not permitted when the Rider is I n F orce.  We reserve the right to modify the list of Wealth Guard investment options upon written notice to policy owners.

You may instruct Nationwide to move your allocations back and forth between an NAA Model and the Wealth Guard investment options at any time while the Rider is In Force, which will be considered a transfer event.  While the Rider is In Force, your variable investment allocation (current and future) instruction must be entirely (100%) in either (i) an NAA model or (ii) any of the Wealth Guard investment options listed above.  If your instructions contain allocations not described in the preceding sentence, the instructions will not be processed by Nationwide.  Instead, Nationwide will notify you that you have submitted improper instructions and your variable investment allocation will remain unchanged until Nationwide receives instructions containing only an NAA Model or Wealth Guard investment options.  If you elect to participate in the Nationwide Allocation Architect service, the terms and conditions associated with that service apply (see, “Nationwide Allocation Architect”).

Special Considerations

•	The Wealth Guard Rider has no cash value until its Maturity Date.

•
There is no Rider Benefit if:  (i) your policy's Cash Value is greater than the Benefit Base on the Rider Maturity Date; (ii) the insured dies before the Rider Maturity Date; or (iii) the policy lapses or is terminated before the Rider Maturity Date.  In addition, the Rider Benefit may be limited if you invest substantially, and for an extended period of time, in a fixed account or a money market Sub-Account.  Please consult a qualified financial adviser in conjunction with making investment allocations.

•
While there is no obligation to make premium payments under the policy, failure to meet the minimum Rider premium requirements may significantly reduce the Benefit Base and, ultimately, the Rider Benefit.

•	Partial surrenders taken while the policy is In Force may reduce the Benefit Base.

•	There is no grace period to catch up on premium payments on the Rider Maturity Date.

•
If you elected the Long-Term Care Rider in conjunction with the Wealth Guard Rider, you will continue to have the charge for the Wealth Guard Rider deducted from your Cash Value even when a claim is being paid out under the terms of the Long-Term Care Rider.

•
If you elected the Premium Waiver Rider, the premium amount credited to your policy under the terms of that Rider (if invoked) may not be enough to meet the minimum premium required by the Wealth Guard Rider.  The minimum premium requirement of the Wealth Guard Rider is not waived if you invoke the Premium Waiver Rider.  Therefore, if the credit received under the Premium Waiver Rider does not meet the minimum premium required by the Wealth Guard Rider your Benefit Base may be reduced unless you make up the difference.  Premium paid pursuant to the Premium Waiver Rider is considered Premium for purposes of the Wealth Guard Rider.

•
The Deduction (of fees and expenses) Waiver Rider will cover the cost of the Wealth Guard Rider if the Deduction Waiver Rider is invoked. However, the minimum premium requirement of the Wealth Guard Rider is not waived.

Policy Owner Services

Dollar Cost Averaging

You may elect to participate in a dollar cost averaging program.  Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time.   Policy Owners may direct us to automatically transfer specific amounts from the Fixed Account and the

Federated Insurance Series

•	Federated Quality Bond Fund II: Primary Shares

Nationwide Variable Insurance Trust ("NVIT")

•   Federated NVIT High Income Bond Fund: Class III

•   NVIT Government Bond Fund: Class I

•   NVIT Money Market Fund: Class I

to any other Sub-Account.  Transfers from the Fixed Account must be no more than 1/30 th of the Fixed Account value at the time you elect to participate in the program.  These funds may or may not be available depending on when you purchased this policy. Please refer to “Appendix A: Sub-Account Information” for details on Sub-Account availability.

You may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form.  An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date you request, or if that date has passed or no date is specified, then at the end of the

Valuation Period during which we receive your request.   There is no charge for dollar cost averaging and it does not count as a transfer event.  We will continue to process dollar cost averaging transfers until there is no more value left in originating investment option(s) or until you instruct us to terminate your participation in the service.

We do not assure the success of these strategies and we cannot guarantee that dollar cost averaging will result in a profit or protect against a loss.  You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high.  We may modify, suspend or discontinue these programs at any time.  We will notify you in writing thirty days before we do so.

Enhanced Dollar Cost Averaging. Periodically, we may offer enhanced dollar cost averaging programs that can be used in connection with initial Premiums.  Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard Fixed Account allocations.  Enhanced dollar cost averaging programs will last for one year and Cash Value attributable to the enhanced dollar cost averaging program   will be transferred from the Fixed Account to the selected Sub-Account(s) based on the following schedule:

Beginning of Month	2	3	4	5	6	7	8	9	10	11	12
Fraction of Remaining Cash Value Transferred	1/11	1/10	1/9	1/8	1/7	1/6	1/5	1/4	1/3	1/2	Remaining Amount

Asset Rebalancing

You may elect to participate in an asset rebalancing program.  Asset rebalancing involves the automatic rebalancing of the Cash Value in your chosen Sub-Accounts (up to twenty) on a periodic basis.  You can schedule asset rebalancing to occur every three, six, or twelve months on days when we price Accumulation Units.  There is no charge for asset rebalancing and it does not count as a transfer event.

You may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form.  Unless you elect otherwise, asset rebalancing will not affect the allocation of Premiums you pay after beginning the program.  Asset rebalancing is not available for the Long Term Fixed Account.  Manual transfers will not automatically terminate the program.  Termination of asset rebalancing will only occur as a result of your specific instruction to do so.  We reserve the right to modify, suspend or discontinue asset rebalancing at any time.

Automated Income Monitor

Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost.  This program is only available to policies that are not Modified Endowment Contracts.

Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of their policy.  The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans.  Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood your policy will lapse.  Before requesting the Automated Income Monitor program, please consult with your financial and tax advisers.

You can obtain an Automated Income Monitor election form by contacting your registered representative or our service center.  At the time of application for a program, we will provide you with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value and Death Benefit.  You must submit this illustration along with your application.  Programs will commence at the beginning of the next monthly anniversary after we receive your election form and illustration. On each Policy Anniversary thereafter we will provide an updated In Force illustration to assist you in determining whether to continue, modify, or discontinue an elected program based on your goals.  You may request modification or termination of a program at any time by written request.

Your program will be based on your policy's Cash Surrender Value at the time of election, and each succeeding Policy Anniversary, and the following elections:

1.	Payment type:

a.
Fixed Amount:  If you elect payments of a fixed amount, the amount you receive will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and your policy's Investment Experience; or

b.
Fixed Duration:  If you elect payments for a fixed duration, the amount you receive during the first year will be based on the illustration assumptions below.  After the first year, the amount will vary based on the illustration assumptions below and policy Investment Experience to maintain the elected duration.

2.	Illustration assumptions:

a.	an assumed variable rate of return you specify from the available options stated in the election form;

b
minimum Cash Surrender Value you target to have remaining on your policy's Maturity Date, or other date you specify.  This dollar amount is used to calculate available income.  It is not   guaranteed to be the Cash Surrender Value on the specified date;

c.
you may also request a change of death benefit option from Death Benefit Option 2 to Death Benefit Option 1, or a decrease in Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and

d.	payment frequency; monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.

Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations.  However, larger payments or longer duration may increase the likelihood your policy will lapse.

You are responsible for monitoring your policy to prevent lapse.  We will provide annual In Force illustrations based on your then current Cash Surrender Value and your elected illustration assumptions to assist you in planning and preventing lapse.  You may request modification or termination of a program at any time by written request.

Automated Income Monitor programs are subject to the following additional conditions:

1.	To prevent adverse tax consequences, you authorize us to make scheduled payments via policy loan when:

a.	your policy's cost basis is reduced to zero;

b.	a partial surrender within the first 15 policy years would be a taxable event;

c.	or to prevent your policy from becoming a MEC. See, " When the Policy is Life Insurance that is a Modified Endowment Contract" in the "Taxes" section of this prospectus for additional information.

Note:  Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans.  Refer to the "Partial Surrenders" and "Policy Loans" sections of this prospectus for additional information.

2.	While a program is in effect, no Premium payment reminder notices will be sent; however, Premium payments will be accepted.

3.	Programs will terminate on the earliest of the following:

a.   our receipt of your written request to terminate participation;

b.   at the time your policy enters a grace period or terminates for any reason;

c.   at the time of a requested partial surrender or policy loan outside the program;

d.   upon a change of policy owner;

e.	one of the following riders is invoked or begins providing benefits: Policy Guard Rider or Long-Term Care Rider.

f.   for income based on a fixed duration, the end of the period you specify at the time of election;

g.	on any Policy Anniversary when your then current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption you specify;

h.	at any time the scheduled partial surrender or policy loan would cause your policy to fail to qualify as life insurance under Section 7702 of the Code, as amended; or

i.   your Policy's Maturity Date.

We will notify you upon termination of your Automated Income Monitor program due to one of the above events.  In addition, we may modify, suspend or discontinue Automated Income Monitor programs at any time.  We will notify you in writing 30 days before we do so.

Nationwide Allocation Architect

Prior to annuitization, Nationwide may make available for use by policy owners the Nationwide Allocation Architect, an asset allocation service that enables policy owners to have their variable account allocations invested according to an investment model.  Nationwide Allocation Architect is not available for contracts issued on or after May 1, 2008, or for contracts issued before May 1, 2008 that were not participating in Nationwide Allocation Architect as of May 1, 2008.  For contracts that were participating in Nationwide Allocation Architect as of May 1, 2008, Nationwide Allocation Architect will continue to be available until the policy owner terminates participation.  Once participation in Nationwide Allocation Architect is terminated, the policy owner cannot re-elect Nationwide Allocation Architect.

The investment models in Nationwide Allocation Architect diversify among asset classes to achieve specific investment goals and are based on different profiles of an investor's willingness to accept investment risk.  Participants in the program may elect one of 7 available models:

•	Conservative
•	Moderately Conservative
•	Moderate
•	Moderately Aggressive; and
•	Aggressive.

Each model is comprised of Sub-Accounts of underlying funds that are currently available as investment options in this contract.  Certain Sub-Accounts that are not available in other Nationwide products that offer Nationwide Allocation Architect are not considered for inclusion in the models.  In addition, Sub-Accounts that are no longer available to all policy owners (as indicated in “Appendix A: Underlying Mutual Funds”) are not considered for inclusion in the models.  The Sub-Accounts within each model and their weightings are selected according to each model's risk tolerance and investment goal.  More information about Nationwide Allocation Architect and the models is available in the brochure (“Form ADV Brochure”) for the program.

Nationwide Investment Advisers, LLC (“NIA”) as Investment Adviser

For those policy owners who elect Nationwide Allocation Architect, NIA will serve as investment adviser to each participating policy owner for the sole purposes of developing and maintaining the models.  Currently, NIA develops and maintains the models based on information received from an independent third-party analytical firm.  NIA reserves the right to change the third-party firm (where permitted by law) upon 30 days' written notice to policy owners.  To participate in Nationwide Allocation Architect, policy owners will grant NIA limited discretionary authority to allocate and rebalance their variable account assets in accordance with the model they selected.  Policy owners may terminate this limited discretionary investment authority and participation in the service upon proper written notice to Nationwide and NIA.  Policy owners will receive a copy of NIA's Form ADV Brochure at the time of application or prior to electing the service.  The Form ADV Brochure contains more information about NIA's role as investment adviser and the independent third-party analytical firm it relies upon when providing these services to policy owners.

Evaluating and Updating the Models

At least twice each calendar year, NIA will evaluate the models to assess whether the combination and allocation percentages of the Sub-Accounts within each model optimizes the return potential for that model, given its particular level of risk tolerance.  If necessary the models will be updated on or about the second Friday in January and July of each year.  NIA may evaluate and update the models more frequently at its sole discretion.

Updating the models could entail adding or removing one or more Sub-Accounts from a model, or changing the allocation percentages among existing Sub-Accounts.  Currently, NIA updates the models based on information received from an independent third-party analytical firm.  NIA takes sole responsibility for monitoring and updating the models.

Nationwide will send policy owners written notice of model updates approximately 30 days before the model changes are to be implemented.  Policy owners should review these notices carefully.  If the policy owner is comfortable with the model changes, the policy owner need not take any action.  If the policy owner is not comfortable with the model changes, the policy owner may switch to a different model or terminate their participation in the service.  A policy owner who terminates their participation in the service cannot re-elect it.

On or about the second Friday in January and July of each year (or any other day that NIA updates the models), Nationwide will reallocate the variable account Cash Values of contracts participating in the service based on the updated model allocation information received from NIA.  The reallocation will rebalance the variable account policy allocations to the updated model allocations.  If the scheduled date for the reallocation is a recognized holiday or any day that the New York Stock Exchange is closed, the reallocation will occur on the next business day.  Each reallocation is considered a transfer event.  However, the automatic reallocation transfers within Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Quarterly Rebalancing

In addition to reallocating the variable account Cash Value when the models change, Nationwide will also reallocate the variable account Cash Value on or about the second Friday in January, April, July, and October of each year, referred to as quarterly rebalancing.  If the scheduled date for a rebalance is a recognized holiday or any day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Election of the Nationwide Allocation Architect

When selecting a model, please consult a qualified financial adviser to determine the most appropriate model based on the policy owner's particular financial needs, time horizon, and willingness to accept investment risk.  The qualified financial adviser may use tools to make this determination that are either independently acquired or provided by Nationwide.  However, neither Nationwide nor NIA is responsible for determining the appropriateness of the model policy owners select.  Policy owners are responsible for notifying their financial adviser of any changes to their financial situation or risk profile.  Policy owners should periodically review with their financial adviser, their financial situation and risk profile to evaluate the appropriateness of their selected model.

Operation of the Policy While Nationwide Allocation Architect is in Effect

While Nationwide Allocation Architect is in effect, policy owners will not be permitted to transfer Cash Value among the Sub-Accounts or out of the Sub-Accounts (to the fixed account or a GTO) without first terminating their participation in the service.  Policy owners may transfer maturing fixed account Cash Value into the variable account (and thus, the selected model) only at the end of the guarantee term.  Any subsequent payments submitted that are to be allocated to the Sub-Accounts will also be allocated according to the currently selected model.  Any surrenders taken from the policy while Nationwide Allocation Architect is in effect will be taken proportionally from all investments in the policy.  Any charges assessed to the policy will be taken proportionally from all investments in the policy.  A policy owner participating in Nationwide Allocation Architect may not participate in Asset Rebalancing or Dollar Cost Averaging.

Changing Models

Policy owners participating in Nationwide Allocation Architect may elect to change models at any time.  An election to change models must be communicated to Nationwide in writing or over the telephone to Nationwide's service center.  An election to change models, received in good order by Nationwide, will be immediately implemented and will not be subject to Short-Term Trading Fees.

Nationwide reserves the right to limit the number of times a policy owner can change models each year.

Terminating Participation in Nationwide Allocation Architect

Once participation in the service has begun, it may only be terminated upon the specific written request of the policy owner.  Once a policy owner's participation in the service is terminated, the Cash Value will remain invested as it was on the last day of participation in the program unless and until Nationwide is instructed otherwise.  Additionally, please be aware that the terms of the "Transfer Restrictions" provision apply.

Nationwide reserves the right to terminate the availability of this service at any time.

Risks Associated with Nationwide Allocation Architect

The models are designed to optimize returns based on different risk tolerances.  However, the models may not perform as intended and neither Nationwide nor NIA guarantees that participation in Nationwide Allocation Architect will result in a profit or protect against a loss.  A policy owner’s Cash Value could be better or worse by participating in Nationwide Allocation Architect than if the policy owner had not participated.  A model may perform better or worse than any single Sub-Account or asset class or other combinations of Sub-Accounts and asset classes.

NIA may be subject to competing interests related to the selection of Sub-Accounts in the models.  Specifically, some of the Sub-Accounts offered in Nationwide Allocation Architect correspond to underlying mutual funds managed by a NIA-affiliated company and some underlying mutual funds may pay more revenue to Nationwide than others.  The independent third-party analytical firm provides the models, selects the Sub-Accounts to be used to populate the models (within the universe of Sub-Accounts available in the policy determined by Nationwide and described previously) and provides changes to the models’ asset allocation or Sub-Account selection.  NIA believes that its reliance on the recommendations of a third-party analytical firm to develop, maintain, and update the models reduces or eliminates the potential for NIA to be influenced by these competing interests, but there can be no assurance.

Policy Loans

After the expiration of the free look period and while the policy is In Force, you may take a loan against the policy's Cash Value.  Loan requests must be submitted in writing to our Home Office.  You may increase your risk of Lapse if you take a policy loan.  There also may be adverse tax consequences.  You should obtain competent tax advice before you decide to take a policy loan.

Loan Amount and Interest Charged

Subject to conditions, you may take a policy loan of no more than 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the fixed investment options, less any Surrender Charge and less 100% of the Adjusted Sales Load Life Insurance Rider forfeiture charge (if applicable).  The minimum loan amount is $200.

We charge interest on the amount of outstanding Indebtedness at the maximum guaranteed rate of 3.9% per annum.  The interest will accrue daily and is payable at the end of each policy year, or at the time of a new loan, a loan repayment, the Insured’s Death, a policy lapse, or a full surrender.  If the interest is not paid when due, we will add it to the outstanding loan amount by transferring a corresponding amount of Cash Value from each Sub-Account to the loan account in the same proportion as your Sub-Account allocations.

Collateral and Interest Earned

As collateral for the policy loan, we will transfer Cash Value equal to the policy loan amount to the policy loan account.  Amounts transferred from the Sub-Accounts will be in the same proportion as your Sub-Account allocations, unless you instruct otherwise.  We will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.  Finally, we will only transfer amounts from the Long Term Fixed Account if the Fixed Account allocations are depleted.

Amounts in the policy loan account will accrue and be credited daily interest at a rate of 3.0% per annum (guaranteed minimum of 3.0%) in policy years 1 through 10, and 3.9% per annum (guaranteed minimum of 3.65%) in policy year 11 and thereafter.

Net Effect of Policy Loans

We will charge interest on the outstanding loan amount and credit interest to the collateral amount at the same time.  In effect, the loan interest rate is netted against the interest crediting rate, and this is the amount that you are "charged" for taking the policy loan.

The amount transferred to the loan account is part of our General Account and will not be affected by the investment experience of the Sub-Accounts. The loan account is credited interest at a different rate than the fixed investment options.  Even if it is repaid, a policy loan will affect the policy, the Cash Surrender Value and the Death Benefit.  If your total Indebtedness ever exceeds the policy's Cash Value, your policy may Lapse.

Repayment

You may repay all or part of a policy loan at any time while the policy is In Force during the Insured’s lifetime.  The minimum repayment amount is $50.  We will apply all loan repayments to the Sub-Accounts according to the allocation instructions in effect at the time the payment is received, unless you indicate otherwise.  While your policy loan is outstanding, we will treat any payments that you make as Premium payments, unless you indicate otherwise.  Repaying a policy loan will cause the Death Benefit and net Cash Surrender Value to increase accordingly.

Lapse

The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges.  You can avoid Lapsing the policy by paying the amount required by the guaranteed policy continuation provision, or you can invoke the Policy Guard Rider to prevent the policy from Lapsing due to Indebtedness.  Before any policy Lapses, there is a Grace Period during which you can take action to prevent the Lapse.  Subject to certain conditions, you may reinstate a policy that has Lapsed.

Guaranteed Policy Continuation Provision

During the guaranteed policy continuation period, the policy will not Lapse if you pay an amount equal to or greater than the Policy Continuation Premium Amount shown on the Policy Data Page.  The Policy Continuation Premium Amount will vary by the Insured's issue age, sex, underwriting class, any Substandard ratings , the Insured's involvement in certain risky activities, the Specified Amount (including increases), and any Riders elected.

The Policy Continuation Premium Amount shown on the Policy Data Page will not be accurate if you take any policy loans or partial surrenders, or if you increase the Specified Amount, after the policy is issued.  Upon request and for no charge, we will determine whether your Premium payments, less policy loans and partial surrenders, are sufficient to keep the guaranteed policy continuation provision in effect.

When the guaranteed policy continuation period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin.    There is no charge for the guaranteed policy continuation provision.

Duration of the Guaranteed Policy Continuation Period.  The guaranteed policy continuation period begins when we issue the policy.  How long the guaranteed policy continuation period lasts depends on the Insured's age at the time of policy issuance, as reflected in the following table:

Insured's Age at Policy Issuance:	55 or Younger	56 through 69	70 or Older
Duration of Guaranteed Policy Continuation Period:	30 policy years or until the Insured reached Attained Age 65, whichever comes first	10 policy years	5 policy years

Grace Period

At the beginning of a Grace Period, we will send you a notice that will indicate the amount of Premium you must pay to avoid Lapsing the policy.  This amount is equal to the lesser of three times the current monthly deductions, or the amount of Premium that will bring the guaranteed policy continuation provision back into effect, if applicable.  If you do not pay the indicated amount within sixty-one days, the policy and all Riders will Lapse.

The Grace Period will not alter the operation of the policy or the payment of Proceeds.

Reinstatement

You may reinstate a Lapsed policy by:

•	submitting, at any time within 3 years after the end of the Grace Period and before the Maturity Date, a written request to reinstate the policy;

•	providing any evidence of insurability that we may require;

•
paying sufficient Premium to keep the policy In Force for 3 months from the date of reinstatement, or, if the policy is in the guaranteed policy continuation period, paying the lesser of (a) and (b) where:

(a)	is the amount of Premium sufficient to keep the policy In Force for 3 months from the date of reinstatement; and

(b)	is the amount of Premium sufficient to bring the guaranteed policy continuation provision into effect;

•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and

•	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.

Subject to satisfactory evidence of insurability, you may also reinstate any Riders.

•
The effective date of a reinstated policy (including any Riders) will be the monthly anniversary date on or next following the date we approve the application for reinstatement.  If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of:the Cash Value at the end of the Grace Period; or

•	the Surrender Charge corresponding to the policy year in which the policy is reinstated.

We will then add to the Cash Value any Premiums or loan repayments that you made to reinstate the policy.

The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless you indicate otherwise.

Surrenders

Full Surrender

You may surrender the policy for the Cash Surrender Value at any time while the Insured is alive.  The Cash Surrender Value equals the policy's Cash Value minus any Indebtedness and the Surrender Charge.  A surrender will be effective as of the date we receive the policy and your written surrender request at our Home Office.  We reserve the right to postpone payment of that portion of the Cash Surrender Value attributable to the fixed investment options for up to six months.

Partial Surrender

You may request, in writing to our Home Office, a partial surrender of the policy’s Cash Surrender Value at any time after the policy has been In Force for one year.  Currently, we do not assess a Partial Surrender Fee.  However, we reserve the right to assess a Partial Surrender Fee to each partial surrender that equals the lesser of $25 or 2% of the amount surrendered.

We reserve the right to limit the number of partial surrenders to one per policy year.  The minimum amount of any partial surrender request is $200.  A partial surrender cannot cause the total Specified Amount to be reduced below the minimum Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code.  Partial surrenders may be subject to income tax penalties.  They could also cause your policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy.

If you take a partial surrender, we will surrender Accumulation Units from the Sub-Accounts proportionally based on the current variable account Cash Value to equal the amount of the partial surrender.  If there are insufficient Accumulation Units available, we will surrender amounts from the Fixed Account.  Only if there is insufficient value in the Sub-Accounts and the Fixed Account will we surrender amounts allocated to the Long Term Fixed Account.

Reduction of the Specified Amount due to a Partial Surrender.  When you take a partial surrender, we will reduce the Specified Amount to keep the Net Amount At Risk the same as before the partial surrender.  The policy’s charges going forward will be based on the new Specified Amount causing the charges to be lower than they were prior to the partial surrender.

Any reduction of the Specified Amount will be made in the following order: against the most recent increase in the Specified Amount, then against the next most recent increases in the Specified Amount in succession, and finally, against the initial Specified Amount.

The Death Benefit

Calculation of the Death Benefit

We will calculate the Death Benefit and pay it to the beneficiary when we receive (at our Home Office) all information required to process the Death Benefit, including, but not limited to, proof that the Insured has died.  The Death Benefit may be subject to an adjustment if you make an error or misstatement upon application, or if the Insured dies by suicide.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount.  The Death Benefit will depend on which Death Benefit option you have chosen and the tax test you have elected, as discussed in greater detail below.  Also, the Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, outstanding Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.

Death Benefit Options

There are 3 Death Benefit options under the policy.  You may choose one.  If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One.  Not all Death Benefit options are available in all states.

Death Benefit Option One.  The Death Benefit will be the greater of the Specified Amount or the Minimum Required Death Benefit.

Death Benefit Option Two.  The Death Benefit will be the greater of the Specified Amount plus the Cash Value as of the date of death, or the Minimum Required Death Benefit.Death Benefit Option Three.  The Death Benefit will be the greater of the Specified Amount plus the accumulated premium account, which consists of all Premium payments minus all partial surrenders as of the date of the Insured's death, or the Minimum Required Death Benefit.  The amount of the accumulated premium account, which will be based on the Option Three Interest Rate stated on the Policy Data Page, will be no less than zero or more than the Option Three Maximum Increase which is also stated on the Policy Data Page.

The Minimum Required Death Benefit

The policy has a Minimum Required Death Benefit.  The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle.  At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

•	the cash value accumulation test; or

•	the guideline premium/cash value corridor test.

If you do not elect a test, we will assume that you intended to elect the guideline premium/cash value corridor test.   If the cash value accumulation test is elected, the Policy Guard Rider is not available.

The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage described in the federal tax regulations.  The percentages depend upon the Insured's age, sex, and underwriting classification.  Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.

The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value.  These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.

Regardless of which test you elect, we will monitor compliance to ensure that the policy meets the statutory definition of life insurance for federal tax purposes.  As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes.  We may refuse additional Premium payments or return Premium payments to you so that the policy continues to meet the Code's definition of life insurance.

Changes in the Death Benefit Option

After the first policy year, you may elect to change the Death Benefit option from either Death Benefit Option One to Death Benefit Option Two, or from Death Benefit Option Two to Death Benefit Option One.  You may not change to Death Benefit Option Three.  However, you may change from Death Benefit Option Three to Death Benefit Option One or Death Benefit Option Two.  We will permit only 1 change of Death Benefit option per policy year.  The effective date of a change will be the monthly policy anniversary following the date we approve the change.

For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least 3 months.

Upon effecting a Death Benefit option change, we will adjust the Specified Amount so that the Net Amount At Risk remains the same.  The policy’s charges going forward will be based on the adjusted Specified Amount causing the charges to be higher or lower than they were prior to the change.  We will refuse a Death Benefit option change that would reduce the Specified Amount to a level where the Premium you have already paid would exceed any premium limit under the tax tests for life insurance.

Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum premium limitations under Section 7702 of the Code.

Incontestability

We will not contest payment of the Death Benefit based on the initial Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date.  For any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date.

Suicide

If the Insured dies by suicide, while sane or insane, within two years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders.  Similarly, if the Insured dies by suicide, while sane or insane, within two years from the date we accept an application for an increase in the Specified Amount, we will pay no more than the Death Benefit associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Specified Amount that has been In Force for a shorter period.

Policy Maturity

If the policy is In Force on the Maturity Date, we will pay the Proceeds to you, generally, within seven days after we receive your written request at our Home Office.  The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed investment options.  The Proceeds will equal the policy's Cash Value minus any Indebtedness.  After we pay the Proceeds, the policy is terminated.

Extending the Maturity Date

We may offer to extend the Maturity Date to coincide with the Insured's death, at which time we will pay the Proceeds to the beneficiary.  During this Maturity Date extension, you will still be able to request partial surrenders, and, if elected, the Long-term Care Rider will remain in effect (though you will not be charged for it).  The termination of policy benefits will coincide with the policy's extended Maturity Date (unless you decide otherwise).  The Maturity Date extension will either be for the policy value (as defined below) or for the Specified Amount (subject to the law of the state in which you lived at the time you purchased the policy), at your choice.  If the policy's Maturity Date is extended, we will endorse the policy so that:

(1)	no changes to the Specified Amount will be allowed;

(2)	no changes to the Death Benefit option will be allowed;

(3)	no additional Premium payments will be allowed;

(4)	no additional periodic charges will be deducted;

(5)	100% of the policy's Cash Value will be transferred to the Fixed Account; and

(6)	if you extend for the Cash Value, your policy's Death Benefit will become the Cash Value, regardless of your previous Death Benefit option choice; or

(7)
if you extend for the Specified Amount, the Specified Amount will be adjusted to what it was when the Insured reached Attained Age eighty-five, but excluding any coverage provided by the Additional Protection Rider, and subject to any partial surrenders (which will affect the Specified Amount of a policy with Death Benefit Option One) based on the Insured's Attained Age at the time the partial surrender is requested.  While the Insured is between the Attained Ages of eighty-six and ninety, a partial surrender will decrease the Specified Amount proportionately.  If the Insured is Attained Age ninety-one or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value.

Notwithstanding your choice between items (5) and (6) above, the Proceeds will be the greater of the policy's Specified Amount or Cash Value unless you have invoked the Policy Guard Rider, in which case the Proceeds may be reduced.

The Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.

The primary purpose of Maturity Date extension is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of your cost basis if the maturity Proceeds are taken.  See, "Surrendering the Policy," in the "Taxes" section of this prospectus for additional information.

Assuming you have no outstanding loans on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds at maturity.  However, because the loan interest rate charged may be greater than loan interest credited, if you have an outstanding loan on or after the Maturity Date, Proceeds after the Maturity Date may be less than the Proceeds at maturity.

Payment of Policy Proceeds

You may elect to receive Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) in a lump sum, or in another form that you may elect at application.  At any time before the Proceeds become payable, you may request to change the payout option by writing to our Home Office.

You may elect one or a combination of options.  To elect more than one payout option, you must apportion at least $2,000 to each option and each payment (made at the specified interval) must be at least $20.

If you do not make an election as to the form of the Proceeds, upon the Insured's death, the beneficiary may make the election.  Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time.  Proceeds are neither assignable nor subject to claims of creditors or legal process.  If the beneficiary does not make an election, we will pay the Proceeds in a lump sum.

Normally, we will make a lump sum payment of the Proceeds within seven days after we receive your written request at our Home Office.  However, we will postpone payment of the Proceeds on the days that we are unable to price Accumulation Units.  Proceeds are paid from our general account.

Please note that for the remainder of "Payment of Policy Proceeds" provision, "you" means the person entitled to the Proceeds.

Interest Income Option

If you elect the Interest Income Option, we retain the Proceeds and credit the Proceeds with interest at an annually determined rate of at least 2.5% per annum, compounded annually.  We will determine annually if we will pay any interest in excess of 2.5%.  The interest can be paid at the end of twelve-, six-, three- or one-month intervals, or it can be left to accumulate.

At any time, you may withdraw any remaining Proceeds and accumulated interest by submitting a written request to our Home Office.  Upon your death, we will pay the remaining Proceeds and accumulated interest to your estate.

Income for a Fixed Period Option

If you elect the Income for a Fixed Period Option, we retain the Proceeds and make payments to you at specified intervals over a certain number of years that you designate, not to exceed thirty.  Each payment will consist of a portion of the Proceeds plus interest at an annually determined rate of at least 2.5% per annum, compounded annually.  We will determine annually if we will pay any interest in excess of 2.5%.  The payments can be paid at the beginning of twelve-, six-, three- or one-month intervals.

At any time, you may withdraw any remaining Proceeds and accumulated interest by submitting a written request to our Home Office.  Upon your death, we will pay the remaining Proceeds and accumulated interest to your estate.

Life Income with Payments Guaranteed Option

If you elect the Life Income with Payments Guaranteed Option, we retain the Proceeds and make payments to you at specified intervals for a guaranteed period (ten, fifteen or twenty years) and, if you are still living at the end of the guaranteed period, we will continue making payments to you for the rest of your life.  During the guaranteed period, we will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually.  We will determine annually if we will pay any interest in excess of 2.5%.  The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals.

Since the payments are based on your lifetime, which is not a predetermined time period, you cannot withdraw any amount you designate to this option once payments begin.  If you die before the guaranteed period has elapsed, we will make the remaining payments to your estate.  If you die after the guaranteed period has elapsed, we will make no further payments.

Fixed Income for Varying Periods Option

If you elect the Fixed Income for Varying Periods Option, we retain the Proceeds and pay you a fixed amount at specified intervals until the Proceeds and accumulated interest have been exhausted.  The total amount payable each year may not be less than 5% of the original Proceeds.  We will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually.  We will determine annually if we will pay any interest in excess of 2.5%.  The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals.

At any time, you may withdraw any remaining Proceeds and accumulated interest by submitting a written request to our Home Office.  Upon your death, we will pay the remaining Proceeds and accumulated interest to your estate.

Joint and Survivor Life Option

If you elect the Joint and Survivor Life Option, we retain the Proceeds and make equal payments to you at specified intervals for the life of the last surviving payee.  The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals.

Since the payments are based on the lifetimes of the payees, which are not predetermined periods, you cannot withdraw any amount you designate to this option once payments begin.  Payments will cease upon the death of the last surviving payee.  We will make no payments to the last surviving payee's estate.

Alternate Life Income Option

If you elect the Alternate Life Income Option, we will use the Proceeds to purchase an annuity with the payee as annuitant.  The amount payable will be 102% of our current individual immediate annuity purchase rate on the date of the Insured's death, the Maturity Date, or the date the policy is surrendered, as applicable.  The Proceeds can be paid at the end of twelve-, six-, three- or one-month intervals.  Since the payments are based on your lifetime, which is not a predetermined period, you  may not withdraw any amount you designate to this option once payments begin.  Payments will cease upon your death.  We will make no payments to your estate.

Taxes

The tax treatment of life insurance policies under the Code is complex and the tax treatment of your policy will depend on your particular circumstances.   Seek competent tax advice regarding the tax treatment of the policy given your situation.  The following discussion provides an overview of the Code’s provisions relating to certain common life insurance policy transactions.  It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.

Types of Taxes

Federal Income Tax.  Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded.  Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable.  These expenditures are called deductions.  While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to the policy.

Federal Transfer Tax.  In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person’s death (the federal estate tax).

The federal gift tax is imposed on the value of the property (including cash) transferred by gift.  Each donor is allowed to exclude an amount (in 200 9 , up to $1 3 ,000 per recipient) from the value of present interest gifts.  In addition, each donor is allowed a credit against the tax on the first million dollars in lifetime gifts (calculated after taking into account the $1 3 ,000 exclusion amount).  An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.  Unlike the estate tax, the gift tax is not scheduled to be repealed.

In general, in 200 9 , an estate of less than $ 3 , 5 00,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability.  The federal estate tax (but not the federal gift tax) is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the estate tax is scheduled to be reinstated with respect to decedents who die after December 31, 2010.  If the estate tax is reinstated and Congress has not acted further, the size of estates that will not incur an estate tax will revert to $1 million.

An unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT").  The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.  The tax is imposed at a flat rate equal to the maximum estate tax rate (for 200 9 , 45%), and there is a provision for an exemption (for 2009, $3.5 million).   The GSTT tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

State and Local Taxes.  State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary.  While these taxes may or may not be substantial in your case, state by state differences of these taxes preclude a useful description of them in this prospectus.

Buying the Policy

Federal Income Tax.  Generally, the Code treats life insurance Premiums as a personal expense.  This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.

Federal Transfer Tax.  Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else (such as when premium payments are paid by someone other than  the policy owner).  Gifts are not generally included in the recipient’s taxable income.  If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

Investment Gain in the Policy

The income tax treatment of changes in the policy’s Cash Value depends on whether the policy is "life insurance" under the Code.  If the policy meets the definition of life insurance, then the increase in the policy’s Cash Value is not included in your taxable income for federal income tax purposes unless it is distributed to you before the death of the Insured.

To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code.  We will monitor the Policy’s compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.

Diversification.  In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified.  Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS.  If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.

We will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the underlying investment options to remain in compliance.  Thus, the policy should receive federal income tax treatment as life insurance.

Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of investment options alone would not cause the policy to not qualify for the desired tax treatment.  The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment.  The revenue ruling did not indicate the number of investment options, if any, that would cause the policy to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

Periodic Withdrawals, Non-Periodic Withdrawals and Loans

The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy.  It also applies to Premiums we accept but then return to meet the Code's definition of life insurance, and amounts used to pay the Premium on any rider to the policy.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts.  If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional Premiums.  If the policy is not issued as a modified endowment contract, we will monitor it and advise you if the payment of a Premium, or other transaction, may cause the policy to become a modified endowment contract.

When the Policy is Life Insurance that is a Modified Endowment Contract.  Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums.  Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts.  Under these special rules, such transactions are taxable to the extent that at the time of the transaction the Cash Value of the policy exceeds the investment in the policy (generally, the Premiums paid for the policy).  In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract.  If the policy is not issued as a modified endowment contract, we will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.

Distributions from life insurance policies that are not modified endowment contracts generally are treated as being from the investment in the policy (generally, the Premiums paid for the policy), and then from the income in the policy.  Because Premium payments are generally nondeductible, distributions not in excess of investment in the policy are generally not includible in income; instead, they reduce the owner’s investment in the policy.

However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in Death Benefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code.  You should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.

In addition, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner’s lifetime.  Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

Surrendering the Policy : Maturity

A full surrender, cancellation of the policy by Lapse, or the maturity of the policy on its Maturity Date may have adverse tax consequences.  If the amount you receive (or are deemed to receive upon maturity) plus total policy Indebtedness exceeds the investment in the policy (generally, the Premiums paid into the policy), then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract.  In certain circumstances, for example when the policy Indebtedness is very large, the amount of tax could exceed the amount distributed to you at surrender.

The purpose of the Maturity Date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes.  Although we believe that the extension provision will cause the Contract to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue.  You should consult with your qualified tax adviser regarding the possible adverse tax consequences that could result from an extension of the scheduled Maturity Date.

Withholding

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding.  Generally, the recipient may elect not to have the withholding taken from the distribution.  We will withhold income tax unless you advise us, in writing, of your request not to withhold.  If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a life insurance policy may be subject to mandatory back-up withholding.  Mandatory backup withholding means that we are required to withhold taxes on a distribution, at the rate established by Section 3406 of the Code, and the recipient cannot elect to receive the entire distribution at once.  Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;

•	an amount equal to any employer-paid Premiums; or

•	some or all of the amount by which the current value exceeds the employer’s interest in the policy; or

•	interest that is deemed to have been forgiven on a loan that we deemed to have been made by the employer.

Participants in an employer-sponsored plan relating to the policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Exchanging the Policy for Another Life Insurance Policy

Generally, you will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy.  If, however, you exchange the policy for another life insurance policy, modified endowment contract, or annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035.  To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy or contract and the new policy.  Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.

If the policy or contract is subject to a policy Indebtedness that is discharged as part of the exchange transaction, the discharge of the Indebtedness may be taxable.  Owners should consult with their personal tax or legal advisers in structuring any policy exchange transaction.

Taxation of Death Benefits

Federal Income Tax.  The Death Benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code.  However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the contract), a portion of the Death Benefit may be includable in the beneficiary’s gross income when it is paid.

The payout option selected by your beneficiary may affect how the payments received by the beneficiary are taxed.  Under the various payout options, the amount payable to the beneficiary may include earnings on the Death Benefit, which will be taxable as ordinary income.  For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the Death Benefit.  Your beneficiaries should consult with their tax advisers to determine the tax consequences of electing a payout option, based on their individual circumstances.

Special federal income tax considerations for life insurance policies owned by employers.   In 2006, President Bush signed the Pension Protection Act of 2006, which contains new Code Sections 101(j) and 6039I, which affect the tax treatment of life insurance policies owned by the employer of the Insured.  These provisions are generally effective for life insurance policies issued after August 17, 2006.  If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after  that date for purposes of section 101(j).  Policies issued August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these new provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.

New Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of Premiums and other payments paid by the policyholder for the policy.  Consequently, under this general rule, the entire death benefit, less the cost to the policyholder, will be taxable.  Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of Premiums for this purpose.

There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied.  These requirements are as follows:  Prior to the issuance of the company, (a) the employee is notified in writing that the employer intends to insure the employee's life, and the maximum face amount for which the employee could be Insured at the time that the policy is issued; (b) the employee provides written consent to being insured under the policy and that such coverage may continue after the Insured terminates employment; and (c) the employee is informed in writing that the employer will be a beneficiary of any proceeds payable upon the death of the employee.  If the employer fails to meet all of those requirements, then neither exception can apply.

The two exceptions are as follows.  First, if proper notice and consent are given and received, and if the Insured was an employee at any time during the 12-month period before the Insured’s death, then new Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the policy is issued, and the Insured is either a director, a “highly compensated employee” (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a “highly compensated individual” (within the meaning of Section 105(h)(5), except “35%” is substituted for “25%” in paragraph (C) thereof), then the new Section 101(j) would not apply.

Code Section 6039I requires any policyholder of an employer-owned policy to file an annual return showing (a) the number of employees of the policyholder, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance I n F orce with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policyholder, and (e) that the policyholder has a valid consent for each Insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained).  Proper recordkeeping is also required by this section.

It is your responsibility to (a) provide the proper notice to each Insured, (b) obtain the proper consent from each Insured, (c) inform each Insured in writing that you will be the beneficiary of any proceeds payable upon the death of the Insured, and (d) file the annual return required by Section 6039I.  If you fail to provide the necessary notice and information, or fail to obtain the necessary consent, the death benefit will be taxable to you when received.  If you fail to file a properly completed return under Section 6039I, you could be required to pay a penalty.

Federal Transfer Taxes.  When the Insured dies, the Death Benefit will generally be included in the Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within 3 years of death.  An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.

If the beneficiary is two or more generations younger than the Insured, the Death Benefit may be subject to the GSTT.  Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the Proceeds and pay them directly to the IRS as the GSTT tax payment.

If the policy owner is not the Insured or a beneficiary, payment of the Death Benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.

Terminal Illness

Certain distributions made under a policy on the life of a “terminally ill individual” or a “chronically ill individual,” as those terms are defined in the Code, are treated as death proceeds.  See, “Taxation of Death Benefits,” above.

Special Considerations for Corporations

Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies.  In addition, the Premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes.  In addition, although increases to the Cash Surrender Value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

Due to the complexity of these rules, and because they are affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisers regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations.  These cases involved relatively large loans against the policy’s Cash Value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company.  Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid.  Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted.  Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation’s intended use of the policy.

See, also, Taxation of Death Benefits, Special federal income tax considerations for life insurance policies owned by employers, above; and Business Uses of the Policy, below.

Taxes and the Value of Your Policy

For federal income tax purposes, a separate account is not a separate entity from the company.  Thus, the tax status of the separate account is not distinct from our status as a life insurance company.  Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units.  As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units.  Based upon these expectations, no charge is being made against your Accumulation Units for federal income taxes.  If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for these taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states.  At present, these taxes are not significant.  If they increase, however, charges for such taxes may be made that would decrease the value of your Accumulation Units.

Business Uses of the Policy

The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others.  The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement.  The IRS has also recently issued new guidance on split dollar insurance plans.  In addition, Internal Revenue Code Section 409A, which sets forth new rules for taxation of nonqualified deferred compensation, was added to the Code for deferrals after December 31, 2004.  Therefore, if you are contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser as to tax attributes of the arrangement.

Non-Resident Aliens and Other Persons Who are Not Citizens of the United States

Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy.  In addition, foreign law may impose additional taxes on the policy, the Death Benefit, or other distributions and/or ownership of the policy.

In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.

If you are a non-resident alien, or a resident alien, or if any of your beneficiaries (including your spouse) are not citizens of the United States, you should confer with a competent tax professional with respect to the tax treatment if the policy.

If you, the Insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States.  The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the Death Benefit, or other distributions and/or ownership of the policy.

Tax Changes

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised.  The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies.  It is reasonable to believe that such proposals, and future proposals, may be enacted into law.  The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be differ from its current positions on these matters.  In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.

In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law.  EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date.  Among other matters, EGTRRA provides for the repeal of the federal estate and generation-skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies.  It is not intended to be legal or tax advice.  You should consult your independent legal, tax and/or financial adviser.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively.  There is no way of predicting if, when, or to what extent any such change may take place.  We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

Nationwide Life Insurance Company

We are a stock life insurance company organized under Ohio law.  We were founded in March 1929 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215.  We provide long-term savings products by issuing life insurance, annuities and other retirement products.

Nationwide VLI Separate Account–7

Organization, Registration and Operation

Nationwide VLI Separate Account-7 is a separate account established under Ohio law.  We own the assets in this account and we are obligated to pay all benefits under the policies.  We may use the separate account to support other variable life insurance policies that we issue.  The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.  For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times.  This registration does not involve the SEC’s supervision of the separate account’s management or investment practices or policies.

The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds.  We buy and sell the mutual shares at their respective NAV.  Any dividends and distributions from a underlying mutual fund are reinvested at NAV in shares of that underlying mutual fund.

Income, gains and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains or losses.  Income, gains and losses credited to, or charged against, a Sub-Account reflect the Sub-Account’s own Investment Experience and not the investment experience of our other assets.  The separate account's assets are held separately from our other assets and are not part of our general account.  We may not use the separate account’s assets to pay any of our liabilities other than those arising from the policies.  We hold assets in the separate account equal to its liabilities.  If the separate account’s assets exceed the required reserves and its other liabilities, we may transfer the excess to our general account.  The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

We do not guarantee any money you place in the separate account.  The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding underlying mutual fund.  You could lose some or all of your money.

Addition, Deletion or Substitution of Underlying Mutual Funds

Where permitted by applicable law, we reserve the right to:

•	remove, combine or add Sub-Accounts and make new Sub-Accounts available;

•	substitute shares of another underlying mutual fund, which may have different fees and expenses, for shares of an existing underlying mutual fund;

•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;

•	combine the separate account with other separate accounts, and/or create new separate accounts;

•	deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act or as any other form permitted by law; and

•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

We reserve the right to make other structural and operational changes affecting this separate account.

We will notify you if we make any of the changes above.  Also, to the extent required by law, we will obtain the required orders, approvals and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC).

Substitution of Securities. We may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)      shares of a current underlying mutual fund are no longer available for investment; or

(2)      further investment in an underlying mutual fund is inappropriate.

The substitute mutual fund may have different fees and expenses.  Substitution may be made with respect to existing investments or the investment of future Premium, or both.  We may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in our sole discretion.  The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

No substitution of shares may take place without the prior approval of the SEC. All affected policy owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account. We may deregister Nationwide VLI Separate Account-7 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All policy owners will be notified in the event we deregister Nationwide VLI Separate Account-7.

Voting Rights

Although the separate account owns the underlying mutual fund shares, you are the beneficial owner of those shares.  When a matter involving an underlying mutual fund is subject to shareholder vote, unless there is a change in existing law, we will vote the separate account's shares only as you instruct.

When a shareholder vote occurs, you will have the right to instruct us how to vote.  The weight of your vote is based on the number of underlying mutual fund shares that corresponds to the amount of Cash Value you have allocated to that underlying mutual fund's Sub-Account (as of a date set by the portfolio).  We will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.

Legal Proceedings

Nationwide Life Insurance Company

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, the Company) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), which refers to Nationwide

Life Insurance Company of America (NLICA), Nationwide Life and Annuity Company of America (NLACA) and subsidiaries, including the affiliated distribution network. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

Nationwide Financial Services, Inc. (NFS), NMIC, Nationwide Mutual Fire Insurance Company (NMFIC), Nationwide Corporation and the directors of NFS have been named as defendants in several class actions brought by NFS shareholders. These lawsuits arose following the announcement of the joint offer by NMIC, NMFIC and Nationwide Corporation to acquire all of the outstanding shares of NFS’ Class A common stock. The defendants deny any and all allegations of wrongdoing and have defended these lawsuits vigorously. On August 6, 2008, NFS and NMIC, NMFIC and Nationwide Corporation announced that they had entered into a definitive agreement for the acquisition of all of the outstanding shares of NFS’ Class A common stock for $52.25 per share by Nationwide Corporation, subject to the satisfaction of specific closing conditions. Simultaneously, the plaintiffs and defendants entered into a memorandum of understanding for the settlement of these lawsuits. The memorandum of understanding provides, among other things, for the settlement of the lawsuits and release of the defendants and, in exchange for the release and without admitting any wrongdoing, defendant NMIC shall acknowledge that the pending lawsuits were a factor, among others, that led it to offer an increased share price in the transaction. NMIC shall agree to pay plaintiffs’ attorneys’ fees and the costs of notifying the class members of the settlement. The memorandum of understanding is conditioned upon court approval of the proposed settlement. The court has scheduled the fairness hearing for approval of the proposed settlement for June 23, 2009. The lawsuits are pending in multiple jurisdictions and allege that the offer price was inadequate, that the process for reviewing the offer was procedurally unfair and that the defendants have breached their fiduciary duties to the holders of the NFS Class A common stock. NFS continues to defend these lawsuits vigorously.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z . On December 2, 2008, the plaintiffs filed an amended complaint. The plaintiffs claim to represent a class of all participants in the Alabama State Employees Association (ASEA) Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001, to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 4, 2008, the Alabama State Personnel Board and the State of Alabama by, and through the State Personnel Board, filed a motion to intervene and a complaint in intervention. On December 16, 2008, the Companies filed their Answer. On February 4, 2009, the court provisionally agreed to add the State of Alabama, by and through the State Personnel Board as a party. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al . The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On October 17, 2008, the plaintiffs filed their opening brief. On December 19, 2008 the defendants filed their briefs. On January 26, 2009, the plaintiffs filed Appellants’ Reply Brief. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On October 15, 2008, the plaintiffs filed a notice of appeal. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company . The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court granted the class’s motion for summary judgment on the breach of contract claims arising from the term policies in 43 of 51 jurisdictions. The Court granted NLIC’s motion for summary judgment on the breach of contract claims on all decreasing term policies. On November 7, 2008, the case was settled.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company . NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation . In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On January 30, 2009, the United States Court of Appeals for the Fourth Circuit affirmed that dismissal. NLIC continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. On April 25, 2008, NFS and NLIC filed their opposition to the plaintiffs’ motion for class certification. On September 29, 2008, the plaintiffs filed their reply to NFS’ and NLIC’s opposition to class certification. The Court has set a hearing on the class certification motion for February 27, 2009. NFS and NLIC continue to defend this lawsuit vigorously.

Nationwide Investment Services Corporation

The general distributor, Nationwide Investment Services Corporation, is not engaged in litigation of a material nature.

Financial Statements

The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-7 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries.  You may obtain a copy of the SAI FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus.  Please consider the consolidated financial statements of the company and subsidiaries only as bearing on our ability to meet the obligations under the policy.  You should not consider the consolidated financial statements of the company as affecting the investment performance of the assets of the separate account.

Appendix A: Sub-Account Information

The Sub-Accounts listed below invest in corresponding underlying mutual funds that are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series I Shares
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset
Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset
Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset
Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This sub-account is only available in policies issued before May 1, 2007
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC; BlackRock Asset Management U.K.
Limited
Investment Objective:	Seek high total investment return.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Sub-adviser:	Federated Investment Management Company
Investment Objective:	To provide moderate capital appreciation and high current income.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Reasonable income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The VIP Freedom Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for VIP Freedom Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research & Analysis Company (FRAC)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The VIP Freedom Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for VIP Freedom Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The VIP Freedom Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for VIP Freedom Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This sub-account is only available in policies issued before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1
This sub-account is only available in policies issued before May 1, 2006
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 1
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 (formerly, Templeton Global Income Securities Fund: Class 3)
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income consistent with preservation of capital, with capital appreciation as a secondary consideration.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	INTECH Investment Management LLC ("INTECH")
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service II Shares (formerly, International Growth Portfolio: Service II Shares)
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Initial Class
This sub-account is only available in policies issued before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

Nationwide Variable Insurance Trust - AllianceBernstein NVIT Global Fixed Income Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.
Investment Objective:	Seeks a high level of current income consistent with preserving capital.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	Seeks capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide investors with high total return (including income and capital gains) consistent with the preservation of capital over the long term.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed income securities.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderately conservative level of risk.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	To match the performance of the Morgan Stanley Capital International Europe,
Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor
Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund (“Balanced Fund” or the
“Fund”) seeks a high level of total return through investment in both equity and fixed-income securities. The Balanced Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust
(each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor
Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund (“Capital
Appreciation Fund” or the “Fund”) seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT
Investor Destinations Funds. The Capital Appreciation Fund is a “fund-of-
funds” that invests its assets primarily in underlying portfolios of Nationwide
Variable Insurance Trust (each, an “Underlying Fund” or collectively,
“Underlying Funds”) that represent several asset classes. Each of the Underlying
Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor
Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor
Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor
Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor
Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor
Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Logan Circle Partners, L.P.
Investment Objective:	Above average total return over a market cycle of three to five years.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Invesco AIM Capital Management, Inc. and American Century Global
Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.;
Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.;
Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc. and American Century Investment
Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; RiverSource Investment
Management; Thompson, Siegel & Walmsley, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	Capital growth.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan
Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment Management
Inc.; Gartmore Global Partners; Morgan Stanley Investment Management;
Neuberger Berman Management, Inc.; Putnam Investment Management, LLC;
Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT U.S. Growth Leaders Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	OppenheimerFunds, Inc.
Investment Objective:	Seeks long-term capital growth.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks to maximize total return, consisting of capital appreciation and/or current income.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and convertible securities.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The fund seeks current income and long-term capital appreciation.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2007
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum total return consistent with preservation of capital and prudent investment management.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum total return consistent with preservation of capital and prudent investment management.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This sub-account is only available in policies issued before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This sub-account is only available in policies issued before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income consistent with moderate price fluctuation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

Wells Fargo Advantage Funds® Variable Trust - VT Small Cap Growth Fund
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Appendix B: Definitions
Accumulation Unit – The measure of your investment in, or share of, a Sub-Account after we deduct for transaction fees and periodic charges.  Initially, we set the Accumulation Unit value at $10 for each Sub-Account.

Attained Age – The Insured’s age upon the issue of full insurance coverage plus the number of full years since the Policy Date.
Cash Surrender Value – The Cash Value, subject to Indebtedness and the surrender charge.
Cash Value – The total of the Sub-Accounts you have chosen, which will vary with Investment Experience, and the policy loan and fixed accounts, to which interest will be credited daily.  We will deduct partial surrenders and the policy's periodic charges from the Cash Value.

Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount we pay to the beneficiary upon the Insured’s death, before payment of any unpaid outstanding loan balances or charges.
FDIC – Federal Deposit Insurance Corporation.
Grace Period – A 61-day period after which the Policy will Lapse if you do not make a sufficient payment.
Home Office – Our Home Office is located at One Nationwide Plaza, Columbus, Ohio 43215.
In Force – The insurance coverage is in effect.
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life we insure under the policy, and whose death triggers the Death Benefit.
Investment Experience – The market performance of an underlying mutual fund/Sub-Account.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on or next following the Insured's 100th birthday.
Minimum Required Death Benefit – The amount of Proceeds that must be payable to you upon death of the Insured so that the policy qualifies as life insurance under the Code.
Net Amount At Risk – The policy’s base Death Benefit minus the policy’s Cash Value.
Net Asset Value (NAV) – The price each share of an underlying mutual fund in which a Sub-Account invests.  It is calculated by subtracting the underlying mutual fund’s liabilities from its total assets, and dividing that figure by the number of shares outstanding.  We use NAV to calculate the value of Accumulation Units.  NAV does not reflect deductions we make for charges we take from Sub-Accounts.  Accumulation Unit values do reflect these deductions.

Net Premium – Premium after transaction charges, but before any allocation to an investment option.
Policy Continuation Premium Amount – The amount of Premium, on a monthly basis from the Policy Date, stated on the Policy Data Page, that you must pay, in the aggregate, to keep the policy In Force under the Guaranteed policy continuation provision; however, this amount does not account for any increases in the Specified Amount, policy loans or partial surrenders, so you should anticipate paying more if you intend to request an increase in Specified Amount; take a policy loan; or request a partial surrender.

Policy Data Page(s) – The Policy Data Page contains more detailed information about the policy, some of which is unique and particular to the owner, the beneficiary and the Insured.
Policy Date – The date the policy takes effect as shown on the Policy Data Page. Policy years and months are measured from this date.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or you choose to surrender the policy adjusted to account for any unpaid charges or policy loans and Rider benefits.

Premium – The amount of money you pay to begin and continue the policy.
Premium Load – The aggregate of the sales load and premium tax charges.
Rider – An optional benefit you may purchase under the policy.
SEC – The Securities and Exchange Commission.
Specified Amount – The dollar or face amount of insurance coverage the owner selects.
Sub-Accounts – The mechanism we use to account for your allocations of Net Premium and cash value among the policy’s variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and smoking habits of the Insured.  Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors).  The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher cost of coverage.

Us, we, our , Nationwide, or the company – Nationwide Life Insurance Company.
Valuation Period – The period during which we determine the change in the value of the Sub-Accounts.  One Valuation Period ends and another begins with the close of trading on the New York Stock Exchange.

You, your or the policy owner or Owner – The person named as the owner in the application, or the person assigned ownership rights.

Outside back cover page

To learn more about the policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net cash surrender values, and cash values, and to request other information about the policy please call our Service Center at 1-800-547-7548 (TDD: 1-800-238-3035) or write to us at our Service Center at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-D4, Dublin, OH 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy.  Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-8090. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-21610

Securities Act of 1933 Registration File No. 333-117998

Nationwide VLI Separate Account-7
(Registrant)

Nationwide Life Insurance Company
(Depositor)

5100 Rings Road, RR1-04-D4
Dublin, OH 43017-1522
1-800-547-7548
TDD: 1-800-238-3035

STATEMENT OF ADDITIONAL INFORMATION

Individual Flexible Premium Variable Universal Life Insurance Policies

This Statement of Additional Information ("SAI'') contains additional information regarding the individual flexible premium variable universal life insurance policy offered by Nationwide Life Insurance Company ("Nationwide").  This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2009 and the prospectuses for the underlying mutual funds.  The prospectus is incorporated by reference in this SAI.  You may obtain a copy of these prospectuses FREE OF CHARGE by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 200 9 .

Nationwide Life Insurance Company

We are a stock life insurance company organized under the laws of the State of Ohio in March 1929.  Our Home Office is located at One Nationwide Plaza, Columbus, Ohio 43215.  We provide life insurance, annuities and retirement products.  We are admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.      The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $1 35 billion as of December 31, 2008 .

Nationwide VLI Separate Account-7

Nationwide VLI Separate Account-7 is a separate account that invests in underlying mutual funds offered and sold to insurance companies and certain retirement plans.  We established the separate account on August 3, 2004 pursuant to Ohio law.  Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

Nationwide Investment Services Corporation (NISC)

The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contract issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold.  Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (“FINRA”).

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 99% of the target premium plus 4% of any excess premium payments.  We pay gross renewal commissions in years two through ten on the sale of the policies provided by NISC that will not exceed 4% of actual premium payment, and that will

1

not exceed 2% in policy years eleven and thereafter.

We paid no underwriting commissions to NISC for this separate account in 2008, 2007 and 2006.

Services

We have responsibility for administration of the policies and the variable account.  We also maintain the records of the name, address, taxpayer identification number and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account.  We will maintain a record of all purchases and redemption of shares of the underlying mutual funds.

Independent Register Public Accounting Firm

The financial statements of Nationwide VLI Separate Account-7 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 200 8 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Underwriting Procedure

We underwrite the policies issued through Nationwide VLI Separate Account-7.  The policy's cost of insurance depends upon the Insured's sex, issue age, underwriting class, any substandard rating and the duration of time the policy has been In Force.  The rates will vary depending upon tobacco use and other risk factors.  Monthly cost of insurance rates will not exceed those guaranteed in the policy.  Guaranteed cost of insurance rates for policies issued on Specified Amounts less than $100,000 are based on the 1980 Commissioners’ Extended Term Mortality Table, Age Last Birthday ("1980 CET").  Guaranteed cost of insurance rates for policies issued on Specified Amounts of $100,000 or more are based on the 1980 Commissioners’ Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO).  Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis.  That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.  These mortality tables are sex-distinct.  In addition, separate mortality tables will be used for tobacco and non-tobacco.  We may deduct a "flat extra," which is an additional constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured.  We apply the same flat extra to all Insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class or substandard rating, if any.

Mortality tables are unisex for policies issued in the State of Montana and group or sponsored arrangements (including our employees and their family members).

The rate class of an insured may affect the cost of insurance rate.  We currently place insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk.  In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks.  Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time.  The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis.  The unisex rates will be higher than those applicable to females and lower than those applicable to males.  If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes.  The actual charges made during the policy year will be shown in the annual report delivered to policy owners.

2

Maximum Surrender Charge Calculation

The maximum surrender charge under the policy is based on the following calculation.

Maximum Surrender Charge                                                      (p) multiplied by the lesser of (b) or (c) , where :

(p)	= is the surrender charge percentage in the range 34% - 60% which varies by age, sex, and risk classification

(a)	= the Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and

(b)	= Premiums paid by the policy owner during the first policy year

Plus (c) multiplied by (d) where:

(c)	= the Specified Amount divided by 1,000; and

(d)	= the applicable rate from the "Administrative Target Factor" chart below.

The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped.  The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no Surrender Charge will be recouped.

Surrender Target Factor

Age	Male	Female	Age	Male	Female	Age	Male	Female
0	3.28	2.48	31	9.02	7.49	61	43.66	33.90
1	3.31	2.51	32	9.47	7.85	62	46.37	35.95
2	3.43	2.60	33	9.94	8.22	63	49.13	38.11
3	3.56	2.70	34	10.43	8.61	64	52.23	40.48
4	3.70	2.80	35	10.95	9.03	65	55.37	42.95
5	3.85	2.90	36	11.51	9.48	66	58.91	45.66
6	4.01	3.02	37	12.11	9.94	67	62.52	48.52
7	4.18	3.14	38	12.73	10.43	68	66.58	51.68
8	4.36	3.27	39	13.39	10.95	69	70.79	55.07
9	4.56	3.40	40	14.09	11.49	70	75.49	58.83
10	4.77	3.55	41	14.83	12.06	71	80.38	62.89
11	4.99	3.70	42	15.62	12.66	72	85.83	67.39
12	5.22	3.86	43	16.44	13.29	73	91.44	72.19
13	5.45	4.03	44	17.32	13.96	74	95.50	77.46
14	5.70	4.21	45	18.26	14.66	75	98.50	83.07
15	5.94	4.39	46	19.25	15.40	76	105.65	89.20
16	6.18	4.58	47	20.23	16.18	77	113.00	95.84
17	6.41	4.77	48	21.34	17.01	78	119.00	103.05
18	5.34	4.30	49	22.46	17.89	79	127.00	104.50
19	5.53	4.48	50	23.72	18.83	80	137.00	112.00
20	5.72	4.66	51	24.98	19.82	81	137.00	112.00
21	5.91	4.84	52	26.41	20.87	82	137.00	112.00
22	6.15	5.05	53	27.83	21.98	83	137.00	112.00
23	6.36	5.26	54	29.45	23.16	84	137.00	112.00
24	6.63	5.49	55	31.06	24.41	85	137.00	112.00
25	6.88	5.72	56	32.89	25.75
26	7.19	5.98	57	34.71	27.13
27	7.50	6.24	58	36.79	28.66
28	7.85	6.53	59	38.89	30.26
29	8.22	6.84	60	41.26	32.04
30	8.61	7.15

3

Administrative Target Factor

Issue Age	Band 1	Band 2	Band 3	Band 4	Band 5	Issue Age	Band 1	Band 2	Band 3	Band 4	Band 5
0	8.00	6.00	4.00	4.00	4.00	43	8.50	7.50	4.90	4.90	4.90
1	8.00	6.00	4.00	4.00	4.00	44	8.50	7.50	4.95	4.95	4.95
2	8.00	6.00	4.00	4.00	4.00	45	8.50	7.50	5.00	5.00	5.00
3	8.00	6.00	4.00	4.00	4.00	46	8.50	7.50	5.00	5.00	5.00
4	8.00	6.00	4.00	4.00	4.00	47	8.50	7.50	5.00	5.00	5.00
5	8.00	6.00	4.00	4.00	4.00	48	8.50	7.50	5.00	5.00	5.00
6	8.00	6.00	4.00	4.00	4.00	49	8.50	7.50	5.00	5.00	5.00
7	8.00	6.00	4.00	4.00	4.00	50	8.50	7.50	5.00	5.00	5.00
8	8.00	6.00	4.00	4.00	4.00	51	8.50	7.50	5.00	5.00	5.00
9	8.00	6.00	4.00	4.00	4.00	52	8.50	7.50	5.00	5.00	5.00
10	8.00	6.00	4.00	4.00	4.00	53	8.50	7.50	5.00	5.00	5.00
11	8.00	6.00	4.00	4.00	4.00	54	8.50	7.50	5.00	5.00	5.00
12	8.00	6.00	4.00	4.00	4.00	55	8.50	7.50	5.00	5.00	5.00
13	8.00	6.00	4.00	4.00	4.00	56	8.50	7.50	5.00	5.00	5.00
14	8.00	6.00	4.00	4.00	4.00	57	8.50	7.50	5.00	5.00	5.00
15	8.00	6.00	4.00	4.00	4.00	58	8.50	7.50	5.00	5.00	5.00
16	8.00	6.00	4.00	4.00	4.00	59	8.50	7.50	5.00	5.00	5.00
17	8.00	6.00	4.00	4.00	4.00	60	8.50	7.50	5.00	5.00	5.00
18	8.00	6.00	4.00	4.00	4.00	61	8.50	7.50	5.00	5.00	5.00
19	8.00	6.00	4.00	4.00	4.00	62	8.50	7.50	5.00	5.00	5.00
20	8.00	6.00	4.00	4.00	4.00	63	8.50	7.50	5.00	5.00	5.00
21	8.00	6.00	4.00	4.00	4.00	64	8.50	7.50	5.00	5.00	5.00
22	8.00	6.00	4.00	4.00	4.00	65	8.50	7.50	5.00	5.00	5.00
23	8.00	6.00	4.00	4.00	4.00	66	8.53	7.60	5.15	5.15	5.15
24	8.00	6.00	4.00	4.00	4.00	67	8.55	7.70	5.30	5.30	5.30
25	8.00	6.00	4.00	4.00	4.00	68	8.58	7.80	5.45	5.45	5.45
26	8.05	6.15	4.05	4.05	4.05	69	8.60	7.90	5.60	5.60	5.60
27	8.10	6.30	4.10	4.10	4.10	70	8.63	8.00	5.75	5.75	5.75
28	8.15	6.45	4.15	4.15	4.15	71	8.65	8.10	5.90	5.90	5.90
29	8.20	6.60	4.20	4.20	4.20	72	8.68	8.20	6.05	6.05	6.05
30	8.25	6.75	4.25	4.25	4.25	73	8.70	8.30	6.20	6.20	6.20
31	8.30	6.90	4.30	4.30	4.30	74	8.73	8.40	6.35	6.35	6.35
32	8.35	7.05	4.35	4.35	4.35	75	8.75	8.50	6.50	6.50	6.50
33	8.40	7.20	4.40	4.40	4.40	76	8.50	8.55	6.65	6.65	6.65
34	8.45	7.35	4.45	4.45	4.45	77	8.50	8.60	6.80	6.80	6.80
35	8.50	7.50	4.50	4.50	4.50	78	8.50	8.65	6.95	6.95	6.95
36	8.50	7.50	4.55	4.55	4.55	79	8.50	8.70	7.10	7.10	7.10
37	8.50	7.50	4.60	4.60	4.60	80	8.50	8.75	7.25	7.25	7.25
38	8.50	7.50	4.65	4.65	4.65	81	8.50	8.80	7.40	7.40	7.40
39	8.50	7.50	4.70	4.70	4.70	82	8.50	8.85	7.55	7.55	7.55
40	8.50	7.50	4.75	4.75	4.75	83	8.50	8.90	7.70	7.70	7.70
41	8.50	7.50	4.80	4.80	4.80	84	8.50	8.95	7.85	7.85	7.85
42	8.50	7.50	4.85	4.85	4.85	85	9.00	9.00	8.00	8.00	8.00

Illustrations

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and premium class, the Death Benefits option elected, Specified Amount, planned periodic Premiums, and Riders requested.  We reserve the right to charge a reasonable fee of no more than $25 for this service to persons who request more than one policy illustration during a policy year.

4

Advertising

Rating Agencies.  Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us.  The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide.  The ratings are not intended to reflect the Investment Experience or financial strength of the variable account.  We may advertise these ratings from time to time.  In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies.  Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields. We may advertise the "yield" and "effective yield" for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts.  We will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Please note that performance information is annualized.  However, if a Sub-Account has been available in the variable account for less than one year, the performance information for that Sub-Account is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

Additional Materials.  We may provide information on various topics to you and prospective policy owners in advertising, sales literature or other materials.

Tax Definition of Life Insurance

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes.  The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.  Both tests are available to flexible premium policies such as this one.

The tables that follow show, numerically, the requirements for each test.

Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value

Attained Age of Insured	Percentage of Cash Value	Attained Age of Insured	Percentage of Cash Value	Attained Age of Insured	Percentage of Cash Value
0-40	250%	61	128%	81	105%
41	243%	62	126%	82	105%
42	236%	63	124%	83	105%
43	229%	64	122%	84	105%
44	222%	65	120%	85	105%
45	215%	66	119%	86	105%
46	209%	67	118%	87	105%
47	203%	68	117%	88	105%
48	197%	69	116%	89	105%
49	191%	70	115%	90	105%
50	185%	71	113%	91	104%
51	178%	72	111%	92	103%
52	171%	73	109%	93	102%
53	164%	74	107%	94	101%
54	157%	75	105%	95	100%
55	150%	76	105%	96	100%
56	146%	77	105%	97	100%
57	142%	78	105%	98	100%
58	138%	79	105%	99	100%
59	134%	80	105%	100	100%
60	130%

5

The table below provides an example of applicable percentages for the Cash Value Accumulation Test.  This example is for a male non-tobacco preferred issue age 55.

Cash Value Accumulation Test
Table of Applicable Percentages of Cash Value

Policy Year	Percentage of Cash Value	Policy Year	Percentage of Cash Value	Policy Year	Percentage of Cash Value
1	302%	16	174%	31	121%
2	290%	17	169%	32	119%
3	279%	18	164%	33	118%
4	269%	19	159%	34	116%
5	259%	20	154%	35	115%
6	249%	21	150%	36	113%
7	240%	22	146%	37	112%
8	231%	23	142%	38	111%
9	223%	24	139%	39	110%
10	215%	25	136%	40	108%
11	207%	26	133%	41	107%
12	200%	27	130%	42	106%
13	193%	28	127%	43	104%
14	186%	29	125%	44	103%
15	180%	30	123%	45	102%

The Cash Value Accumulation Test requires the Death Benefit to exceed an applicable percentage of the Cash Value.  These applicable percentages are calculated by determining net single Premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions.  The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test.  The resulting net single Premiums are then inverted (i.e., multiplied by 1/net single Premium) to give the applicable Cash Value percentages.  These Premiums vary with the ages, sexes, and risk classifications of the Insureds.

6

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-7 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
AIM VIF - Basic Value Fund - Series I (AVBVI)
208,529 shares (cost $2,001,423)	$854,968
AIM VIF - Capital Appreciation Fund - Series I (AVCA)
18,629 shares (cost $484,423)	314,651
AIM VIF - Capital Development Fund - Series I (AVCDI)
58,445 shares (cost $914,074)	463,467
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class A (ALVSVA)
4,461 shares (cost $48,560)	44,255
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
96,438 shares (cost $1,018,051)	954,735
American Century VP - International Fund - Class III (ACVI3)
12,785 shares (cost $117,285)	75,946
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
103,484 shares (cost $1,289,145)	1,012,073
American Century VP - Ultra(R) Fund - Class I (ACVU1)
32,219 shares (cost $300,836)	195,245
American Century VP - Value Fund - Class I (ACVV)
465,850 shares (cost $3,149,675)	2,180,180
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
41,269 shares (cost $820,812)	444,471
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
94,110 shares (cost $1,502,503)	974,983
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
87,651 shares (cost $3,045,683)	2,014,228
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
23,756 shares (cost $962,730)	686,062
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
5,277 shares (cost $53,458)	52,771
Federated IS - Quality Bond Fund II - Primary Class (FQB)
100,210 shares (cost $1,113,189)	1,002,102
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
127,213 shares (cost $2,943,197)	1,671,576
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
48,055 shares (cost $1,811,532)	1,127,845
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
107,248 shares (cost $2,282,613)	1,297,698
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
394,085 shares (cost $11,424,208)	6,041,325
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
478,669 shares (cost $5,876,833)	5,624,359
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
237,578 shares (cost $7,196,217)	4,354,798
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
17,984 shares (cost $198,777)	88,482
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
154,684 shares (cost $3,291,162)	1,763,403

(Continued)

2

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
29,485 shares (cost $326,565)	$242,657
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
142,897 shares (cost $1,643,724)	1,100,306
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
91,757 shares (cost $1,051,313)	653,313
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
195,405 shares (cost $2,598,360)	1,176,341
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
403,341 shares (cost $6,987,433)	4,315,750
Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
19,399 shares (cost $120,521)	108,827
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
140,906 shares (cost $2,388,579)	2,408,079
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
103,438 shares (cost $1,745,725)	1,172,991
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 1 (FTVRDI)
91,064 shares (cost $1,756,623)	1,271,255
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 1 (FTVSVI)
169,052 shares (cost $2,933,999)	1,813,930
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
54,655 shares (cost $1,923,866)	1,241,752
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
4,191 shares (cost $41,528)	33,193
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
113,682 shares (cost $6,039,472)	2,972,790
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
275,654 shares (cost $3,494,244)	2,952,259
MFS(R) VIT - Investors Growth Stock Series - Initial Class (MIGIC)
85,835 shares (cost $876,825)	609,429
MFS(R) VIT - Value Series - Initial Class (MVFIC)
243,992 shares (cost $3,340,039)	2,381,360
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
53,058 shares (cost $949,963)	690,286
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
95,359 shares (cost $1,053,035)	908,772
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
60,515 shares (cost $1,414,108)	904,087
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
70,036 shares (cost $4,618,952)	2,587,845
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
12,376 shares (cost $442,289)	324,858
Nationwide VIT - Cardinal Aggressive Fund - Class I (NVCRA1)
24,491 shares (cost $206,375)	160,904
Nationwide VIT - Cardinal Balanced Fund - Class I (NVCRB1)
16,608 shares (cost $137,381)	134,861
Nationwide VIT - Cardinal Capital Appreciation Fund - Class I (NVCCA1)
48,711 shares (cost $391,176)	361,922

(Continued)

3

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Cardinal Conservative Fund - Class I (NVCCN1)
3,186 shares (cost $29,585)	$29,060
Nationwide VIT - Cardinal Moderate Fund - Class I (NVCMD1)
125,608 shares (cost $1,001,197)	977,228
Nationwide VIT - Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
306,834 shares (cost $2,616,852)	2,172,382
Nationwide VIT - Cardinal Moderately Conservative Fund - Class I (NVCMC1)
11,343 shares (cost $97,448)	96,072
Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
11,377 shares (cost $111,463)	110,240
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
347,891 shares (cost $2,267,770)	1,732,496
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
206,353 shares (cost $3,372,315)	1,450,663
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
2,872 shares (cost $26,215)	17,950
Nationwide VIT - Government Bond Fund - Class I (GBF)
557,944 shares (cost $6,484,040)	6,700,911
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
62,838 shares (cost $693,922)	508,987
Nationwide VIT - International Index Fund - Class VI (GVIX6)
57,212 shares (cost $599,269)	369,591
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
515,254 shares (cost $6,153,131)	3,550,100
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
66,478 shares (cost $672,104)	616,253
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
1,258,243 shares (cost $14,431,075)	10,644,735
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
1,719,884 shares (cost $20,548,477)	13,690,275
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
92,770 shares (cost $988,318)	821,011
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class I (NVLCP1)
947 shares (cost $8,916)	9,266
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
29,442 shares (cost $812,649)	516,124
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
93,527 shares (cost $1,690,939)	1,052,177
Nationwide VIT - Money Market Fund - Class I (SAM)
13,835,609 shares (cost $13,835,609)	13,835,609
Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
518,671 shares (cost $4,840,323)	3,324,684
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
309,309 shares (cost $4,778,732)	2,381,682
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,297 shares (cost $10,446)	8,744
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
141 shares (cost $1,104)	932

(Continued)

4

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
165,063 shares (cost $1,660,081)	$1,089,414
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
364,815 shares (cost $3,547,443)	2,579,239
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
56,692 shares (cost $843,042)	547,077
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
165,445 shares (cost $1,635,534)	1,095,243
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
141,566 shares (cost $2,889,680)	1,523,252
Nationwide VIT - Nationwide Fund - Class I (TRF)
597,385 shares (cost $7,068,470)	3,894,951
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
418 shares (cost $2,479)	2,314
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)
538,588 shares (cost $5,036,031)	3,468,505
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
6,609 shares (cost $65,554)	64,574
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
94,854 shares (cost $342,609)	213,421
Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)
54,053 shares (cost $569,126)	322,153
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
316,679 shares (cost $3,693,177)	2,213,589
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
218,103 shares (cost $2,008,111)	1,596,516
Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
18,477 shares (cost $142,663)	105,502
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
48,242 shares (cost $588,322)	351,686
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
30,056 shares (cost $495,655)	277,112
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
8,989 shares (cost $116,432)	75,058
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
52,241 shares (cost $815,535)	490,547
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
37,780 shares (cost $1,528,628)	969,815
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
84,289 shares (cost $2,683,497)	1,714,441
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
75,278 shares (cost $381,874)	118,186
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
27,264 shares (cost $220,731)	43,078
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
206,125 shares (cost $3,559,172)	2,195,228
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
283,237 shares (cost $6,557,663)	4,123,936

(Continued)

5

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Putnam VT - Growth and Income Fund - Class IB (PVGIB)
436 shares (cost $9,817)	$5,001
Putnam VT - Voyager Fund - Class IB (PVTVB)
97 shares (cost $2,700)	1,943
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
453,123 shares (cost $4,770,413)	3,035,923
T. Rowe Price Equity Income Portfolio - II (TREI2)
133,596 shares (cost $3,013,155)	1,911,762
T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
242,094 shares (cost $1,195,984)	1,169,316
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
176,425 shares (cost $1,962,791)	1,748,375
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
256,631 shares (cost $4,503,084)	2,106,943

Total Investments	167,438,662

Total Assets	167,438,662

Accounts Payable	4,327

$167,434,335

Contract Owners’ Equity:
Accumulation units	167,434,335

Total Contract Owners’ Equity (note 8)	$167,434,335

See accompanying notes to financial statements.

6

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	AVBVI	AVCA	AVCDI	ALVSVA	ACVIP2	ACVI3	ACVMV1

Reinvested dividends	$4,054,956	12,430	-	-	-	45,084	811	1,697

Net investment income (loss)	4,054,956	12,430	-	-	-	45,084	811	1,697

Proceeds from mutual fund shares sold	91,969,519	333,855	100,243	164,718	16,779	591,168	114,183	908,959
Cost of mutual fund shares sold	(99,988,648)	(449,747)	(97,749)	(201,387)	(24,400)	(608,429)	(147,367)	(1,034,305)

Realized gain (loss) on investments	(8,019,129)	(115,892)	2,494	(36,669)	(7,621)	(17,261)	(33,184)	(125,346)
Change in unrealized gain (loss) on investments	(81,893,099)	(1,078,480)	(202,294)	(476,601)	(4,305)	(90,844)	(43,260)	(226,413)

Net gain (loss) on investments	(89,912,228)	(1,194,372)	(199,800)	(513,270)	(11,926)	(108,105)	(76,444)	(351,759)

Reinvested capital gains	12,809,115	268,890	-	90,827	-	-	9,526	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(73,048,157)	(913,052)	(199,800)	(422,443)	(11,926)	(63,021)	(66,107)	(350,062)

Investment Activity:	ACVU1	ACVV	ACVVS1	DVSCS	DSIF	DCAP	FVMOS	FQB

Reinvested dividends	$-	45,846	-	8,398	54,260	17,725	957	51,544

Net investment income (loss)	-	45,846	-	8,398	54,260	17,725	957	51,544

Proceeds from mutual fund shares sold	250,352	375,317	330,564	425,992	536,491	278,122	86,922	316,826
Cost of mutual fund shares sold	(278,598)	(501,095)	(340,490)	(512,489)	(562,716)	(311,127)	(95,677)	(327,616)

Realized gain (loss) on investments	(28,246)	(125,778)	(9,926)	(86,497)	(26,225)	(33,005)	(8,755)	(10,790)
Change in unrealized gain (loss) on investments	(156,229)	(816,288)	(442,777)	(493,141)	(1,156,926)	(368,653)	(973)	(125,112)

Net gain (loss) on investments	(184,475)	(942,066)	(452,703)	(579,638)	(1,183,151)	(401,658)	(9,728)	(135,902)

Reinvested capital gains	38,635	243,396	35,301	145,341	-	66,028	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(145,840)	(652,824)	(417,402)	(425,899)	(1,128,891)	(317,905)	(8,771)	(84,358)

(Continued)

7

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FEIS	FGS	FOSR	FCS	FIGBS	FMCS	FVSS	FNRS2

Reinvested dividends	$59,790	12,793	49,112	78,628	179,944	19,930	1,017	-

Net investment income (loss)	59,790	12,793	49,112	78,628	179,944	19,930	1,017	-

Proceeds from mutual fund shares sold	471,990	231,372	323,059	664,507	1,345,107	423,112	56,310	1,107,081
Cost of mutual fund shares sold	(704,252)	(222,624)	(404,525)	(977,378)	(1,367,467)	(618,198)	(147,660)	(1,000,325)

Realized gain (loss) on investments	(232,262)	8,748	(81,466)	(312,871)	(22,360)	(195,086)	(91,350)	106,756
Change in unrealized gain (loss) on investments	(1,015,012)	(977,896)	(1,139,584)	(4,312,210)	(353,890)	(3,139,213)	(86,461)	(1,891,241)

Net gain (loss) on investments	(1,247,274)	(969,148)	(1,221,050)	(4,625,081)	(376,250)	(3,334,299)	(177,811)	(1,784,485)

Reinvested capital gains	2,096	-	207,979	220,351	3,556	761,267	42,870	99,468

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,185,388)	(956,355)	(963,959)	(4,326,102)	(192,750)	(2,553,102)	(133,924)	(1,685,017)

Investment Activity:	FF10S	FF20S	FF30S	FTVDM3	TIF3	FTVFA2	FTVGI3	FTVIS2

Reinvested dividends	$8,021	35,708	19,656	63,911	121,076	2,927	74,961	74,776

Net investment income (loss)	8,021	35,708	19,656	63,911	121,076	2,927	74,961	74,776

Proceeds from mutual fund shares sold	20,303	109,359	128,782	943,211	390,797	1,092	1,234,402	207,067
Cost of mutual fund shares sold	(21,479)	(114,983)	(138,400)	(1,285,630)	(482,644)	(1,480)	(1,129,650)	(241,829)

Realized gain (loss) on investments	(1,176)	(5,624)	(9,618)	(342,419)	(91,847)	(388)	104,752	(34,762)
Change in unrealized gain (loss) on investments	(87,991)	(572,105)	(414,018)	(1,768,205)	(3,083,068)	(11,694)	(67,580)	(550,821)

Net gain (loss) on investments	(89,167)	(577,729)	(423,636)	(2,110,624)	(3,174,915)	(12,082)	37,172	(585,583)

Reinvested capital gains	11,387	73,803	59,143	463,678	467,388	2,903	-	31,311

Net increase (decrease) in contract owners’ equity resulting from operations	$(69,759)	(468,218)	(344,837)	(1,583,035)	(2,586,451)	(6,252)	112,133	(479,496)

(Continued)

8

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FTVRDI	FTVSVI	JACAS	JARLCS	JAIGS2	AMTB	MIGIC	MVFIC

Reinvested dividends	$32,520	32,905	149	226	120,787	150,175	4,958	25,567

Net investment income (loss)	32,520	32,905	149	226	120,787	150,175	4,958	25,567

Proceeds from mutual fund shares sold	289,852	652,457	335,622	4,503	568,274	892,170	229,696	1,288,455
Cost of mutual fund shares sold	(319,750)	(760,221)	(325,825)	(5,636)	(707,664)	(923,958)	(247,755)	(1,448,767)

Realized gain (loss) on investments	(29,898)	(107,764)	9,797	(1,133)	(139,390)	(31,788)	(18,059)	(160,312)
Change in unrealized gain (loss) on investments	(496,277)	(948,052)	(847,220)	(8,335)	(3,592,173)	(564,920)	(398,208)	(1,019,730)

Net gain (loss) on investments	(526,175)	(1,055,816)	(837,423)	(9,468)	(3,731,563)	(596,708)	(416,267)	(1,180,042)

Reinvested capital gains	12,035	178,001	-	1,175	647,764	-	40,522	86,269

Net increase (decrease) in contract owners’ equity resulting from operations	$(481,620)	(844,910)	(837,274)	(8,067)	(2,963,012)	(446,533)	(370,787)	(1,068,206)

Investment Activity:	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	NVCRA1	NVCRB1	NVCCA1

Reinvested dividends	$20,911	51,426	32,658	74,944	8,451	1,852	1,023	3,451

Net investment income (loss)	20,911	51,426	32,658	74,944	8,451	1,852	1,023	3,451

Proceeds from mutual fund shares sold	50,994	262,063	167,979	1,211,699	22,436	290,445	2,481	159,103
Cost of mutual fund shares sold	(56,492)	(276,944)	(185,429)	(1,333,568)	(31,532)	(318,731)	(2,931)	(183,812)

Realized gain (loss) on investments	(5,498)	(14,881)	(17,450)	(121,869)	(9,096)	(28,286)	(450)	(24,709)
Change in unrealized gain (loss) on investments	(261,718)	(130,386)	(581,240)	(2,055,353)	(116,249)	(45,471)	(2,521)	(29,254)

Net gain (loss) on investments	(267,216)	(145,267)	(598,690)	(2,177,222)	(125,345)	(73,757)	(2,971)	(53,963)

Reinvested capital gains	8,747	656	39,327	218,384	98	2,916	628	3,143

Net increase (decrease) in contract owners’ equity resulting from operations	$(237,558)	(93,185)	(526,705)	(1,883,894)	(116,796)	(68,989)	(1,320)	(47,369)

(Continued)

9

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	HIBF3	GEM3	NVIE6

Reinvested dividends	$278	6,950	20,721	1,277	1,755	173,666	31,856	230

Net investment income (loss)	278	6,950	20,721	1,277	1,755	173,666	31,856	230

Proceeds from mutual fund shares sold	8,260	110,277	208,469	61,484	8,843	1,462,825	1,384,194	2,455
Cost of mutual fund shares sold	(8,609)	(123,941)	(293,131)	(72,911)	(9,053)	(1,630,988)	(1,607,369)	(5,115)

Realized gain (loss) on investments	(349)	(13,664)	(84,662)	(11,427)	(210)	(168,163)	(223,175)	(2,660)
Change in unrealized gain (loss) on investments	(525)	(23,969)	(444,470)	(1,376)	(1,224)	(485,510)	(2,443,466)	(8,264)

Net gain (loss) on investments	(874)	(37,633)	(529,132)	(12,803)	(1,434)	(653,673)	(2,666,641)	(10,924)

Reinvested capital gains	50	5,980	24,245	284	-	-	582,796	2,715

Net increase (decrease) in contract owners’ equity resulting from operations	$(546)	(24,703)	(484,166)	(11,242)	321	(480,007)	(2,051,989)	(7,979)

Investment Activity:	GBF	GVGHS	GVIX6	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC

Reinvested dividends	$224,920	1,776	10,078	96,631	19,384	330,871	387,616	28,835

Net investment income (loss)	224,920	1,776	10,078	96,631	19,384	330,871	387,616	28,835

Proceeds from mutual fund shares sold	1,336,470	144,591	475,958	604,776	116,721	1,947,044	2,637,511	372,930
Cost of mutual fund shares sold	(1,291,859)	(166,417)	(538,152)	(806,283)	(126,080)	(2,089,322)	(3,097,586)	(425,771)

Realized gain (loss) on investments	44,611	(21,826)	(62,194)	(201,507)	(9,359)	(142,278)	(460,075)	(52,841)
Change in unrealized gain (loss) on investments	144,047	(213,318)	(227,085)	(2,723,250)	(54,112)	(4,067,573)	(7,241,311)	(170,593)

Net gain (loss) on investments	188,658	(235,144)	(289,279)	(2,924,757)	(63,471)	(4,209,851)	(7,701,386)	(223,434)

Reinvested capital gains	-	51,807	759	836,368	10,407	978,723	1,677,859	48,721

Net increase (decrease) in contract owners’ equity resulting from operations	$413,578	(181,561)	(278,442)	(1,991,758)	(33,680)	(2,900,257)	(5,635,911)	(145,878)

(Continued)

10

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	NVLCP1	SGRF	MCIF	SAM	NVMIG3	GVDIV3	NVMLG1	NVMLV1

Reinvested dividends	$118	-	17,247	234,037	3,335	54,945	20	8

Net investment income (loss)	118	-	17,247	234,037	3,335	54,945	20	8

Proceeds from mutual fund shares sold	267	3,567,900	454,191	32,340,486	177,121	1,463,930	22,387	13,312
Cost of mutual fund shares sold	(261)	(3,849,507)	(522,473)	(32,340,486)	(240,078)	(1,582,614)	(23,525)	(14,302)

Realized gain (loss) on investments	6	(281,607)	(68,282)	-	(62,957)	(118,684)	(1,138)	(990)
Change in unrealized gain (loss) on investments	350	(549,322)	(637,374)	-	(1,515,639)	(2,238,782)	(1,702)	(172)

Net gain (loss) on investments	356	(830,929)	(705,656)	-	(1,578,596)	(2,357,466)	(2,840)	(1,162)

Reinvested capital gains	-	-	95,810	-	-	485,298	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$474	(830,929)	(592,599)	234,037	(1,575,261)	(1,817,223)	(2,820)	(1,154)

Investment Activity:	NVMMG1	NVMMV2	SCGF	SCVF	SCF	TRF	NVNMO1	NVNSR2

Reinvested dividends	$-	24,520	-	11,069	17,258	72,406	-	10,029

Net investment income (loss)	-	24,520	-	11,069	17,258	72,406	-	10,029

Proceeds from mutual fund shares sold	53,320	206,640	229,112	200,738	177,604	407,289	51	120,656
Cost of mutual fund shares sold	(70,384)	(244,802)	(290,910)	(277,286)	(267,355)	(493,610)	(54)	(169,277)

Realized gain (loss) on investments	(17,064)	(38,162)	(61,798)	(76,548)	(89,751)	(86,321)	(3)	(48,621)
Change in unrealized gain (loss) on investments	(570,667)	(968,204)	(333,386)	(381,259)	(1,216,488)	(3,374,395)	(166)	(1,567,526)

Net gain (loss) on investments	(587,731)	(1,006,366)	(395,184)	(457,807)	(1,306,239)	(3,460,716)	(169)	(1,616,147)

Reinvested capital gains	-	-	-	-	419,900	856,069	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(587,731)	(981,846)	(395,184)	(446,738)	(869,081)	(2,532,241)	(169)	(1,606,118)

(Continued)

11

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	NVSTB2	GGTC3	GVUG1	EIF	MSBF	NVRE1	AMINS	AMRS

Reinvested dividends	$851	-	-	75,883	135,618	3,035	18	4,029

Net investment income (loss)	851	-	-	75,883	135,618	3,035	18	4,029

Proceeds from mutual fund shares sold	5,761	171,616	57,562	2,601,073	1,458,086	28,501	4,500,166	57,495
Cost of mutual fund shares sold	(5,822)	(267,041)	(70,486)	(3,186,454)	(1,570,594)	(30,201)	(5,096,929)	(65,562)

Realized gain (loss) on investments	(61)	(95,425)	(12,924)	(585,381)	(112,508)	(1,700)	(596,763)	(8,067)
Change in unrealized gain (loss) on investments	(981)	(153,809)	(300,037)	(1,098,700)	(413,162)	(37,161)	(81,870)	(219,997)

Net gain (loss) on investments	(1,042)	(249,234)	(312,961)	(1,684,081)	(525,670)	(38,861)	(678,633)	(228,064)

Reinvested capital gains	-	49,750	91,812	48,953	48,008	-	60	876

Net increase (decrease) in contract owners’ equity resulting from operations	$(191)	(199,484)	(221,149)	(1,559,245)	(342,044)	(35,826)	(678,555)	(223,159)

Investment Activity:	AMFAS	AMSRS	OVGR	OVGS3	OVHI3	OVHI	OVSC	OVGI

Reinvested dividends	$-	14,967	1,626	27,057	21,592	14,298	14,999	73,480

Net investment income (loss)	-	14,967	1,626	27,057	21,592	14,298	14,999	73,480

Proceeds from mutual fund shares sold	117,048	6,478,419	179,765	296,702	403,618	47,695	687,429	622,687
Cost of mutual fund shares sold	(142,295)	(6,594,439)	(209,977)	(368,954)	(431,099)	(60,387)	(811,634)	(742,358)

Realized gain (loss) on investments	(25,247)	(116,020)	(30,212)	(72,252)	(27,481)	(12,692)	(124,205)	(119,671)
Change in unrealized gain (loss) on investments	(39,085)	(785,473)	(708,182)	(1,077,198)	(256,840)	(169,306)	(1,303,810)	(2,705,328)

Net gain (loss) on investments	(64,332)	(901,493)	(738,394)	(1,149,450)	(284,321)	(181,998)	(1,428,015)	(2,824,999)

Reinvested capital gains	3,831	51,174	-	119,117	-	-	166,547	319,278

Net increase (decrease) in contract owners’ equity resulting from operations	$(60,501)	(835,352)	(736,768)	(1,003,276)	(262,729)	(167,700)	(1,246,469)	(2,432,241)

(Continued)

12

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	PVGIB	PVTVB	TRBCG2	TREI2	TRLT2	MSVFI	MSVRE

Reinvested dividends	$133	-	4,558	50,123	37,389	81,974	108,485

Net investment income (loss)	133	-	4,558	50,123	37,389	81,974	108,485

Proceeds from mutual fund shares sold	229	546	617,731	922,360	621,507	1,516,485	1,342,955
Cost of mutual fund shares sold	(432)	(649)	(748,475)	(1,062,504)	(613,142)	(1,596,535)	(2,152,437)

Realized gain (loss) on investments	(203)	(103)	(130,744)	(140,144)	8,365	(80,050)	(809,482)
Change in unrealized gain (loss) on investments	(3,918)	(1,212)	(1,904,923)	(978,405)	(34,373)	(261,692)	(1,790,514)

Net gain (loss) on investments	(4,121)	(1,315)	(2,035,667)	(1,118,549)	(26,008)	(341,742)	(2,599,996)

Reinvested capital gains	1,143	-	-	56,171	-	-	1,189,795

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,845)	(1,315)	(2,031,109)	(1,012,255)	11,381	(259,768)	(1,301,716)

See accompanying notes to financial statements.

13

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		AVBVI		AVCA		AVCDI

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$4,054,956	2,733,170	12,430	10,104	-	-	-	-
Realized gain (loss) on investments	(8,019,129)	2,403,880	(115,892)	41,980	2,494	6,480	(36,669)	21,684
Change in unrealized gain (loss) on investments	(81,893,099)	(2,593,171)	(1,078,480)	(144,795)	(202,294)	20,826	(476,601)	(30,557)
Reinvested capital gains	12,809,115	6,145,244	268,890	94,195	-	-	90,827	67,441

Net increase (decrease) in contract owners’ equity resulting from operations	(73,048,157)	8,689,123	(913,052)	1,484	(199,800)	27,306	(422,443)	58,568

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	84,278,662	102,449,665	286,661	415,330	85,969	86,484	167,811	220,602
Transfers between funds	-	-	(53,117)	139,207	89,825	123,181	(46,337)	88,893
Surrenders (note 6)	(6,879,433)	(8,208,539)	(2,551)	(47,689)	(84)	(47,957)	(25,331)	(39,834)
Death benefits (note 4)	(285,782)	(203,266)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,961,910)	(1,074,969)	(1,069)	5,835	(7,850)	(852)	(6,256)	4,022
Deductions for surrender charges (note 2d)	(1,371,261)	(551,487)	(6,837)	(1,629)	(1,831)	(7,169)	(6,816)	(496)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(19,284,757)	(14,589,243)	(114,927)	(128,946)	(34,823)	(30,127)	(52,700)	(54,743)
Asset charges (note 3):	(790,791)	(604,619)	(5,389)	(6,166)	(1,520)	(1,208)	(2,794)	(3,051)
Adjustments to maintain reserves	(9,067)	(2,154)	(97)	30	(65)	7	(63)	6

Net equity transactions	52,695,661	77,215,388	102,674	375,972	129,621	122,359	27,514	215,399

Net change in contract owners’ equity	(20,352,496)	85,904,511	(810,378)	377,456	(70,179)	149,665	(394,929)	273,967
Contract owners’ equity beginning of period	187,786,831	101,882,320	1,665,320	1,287,864	384,802	235,137	858,374	584,407

Contract owners’ equity end of period	$167,434,335	187,786,831	854,942	1,665,320	314,623	384,802	463,445	858,374

CHANGES IN UNITS:
Beginning units	14,100,446	8,201,788	135,276	106,230	29,170	19,966	59,934	45,230
Units purchased	13,029,932	12,363,152	36,789	60,375	17,015	16,416	15,737	22,508
Units redeemed	(8,004,212)	(6,464,494)	(28,081)	(31,329)	(4,712)	(7,212)	(14,587)	(7,804)

Ending units	19,126,166	14,100,446	143,984	135,276	41,473	29,170	61,084	59,934

(Continued)

14

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ALVSVA		ACVIP2		ACVI3		ACVMV1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	-	45,084	32,114	811	-	1,697	8,365
Realized gain (loss) on investments	(7,621)	-	(17,261)	21,189	(33,184)	(3,957)	(125,346)	14,377
Change in unrealized gain (loss) on investments	(4,305)	-	(90,844)	32,606	(43,260)	1,921	(226,413)	(95,186)
Reinvested capital gains	-	-	-	-	9,526	-	-	8,100

Net increase (decrease) in contract owners’ equity resulting from operations	(11,926)	-	(63,021)	85,909	(66,107)	(2,036)	(350,062)	(64,344)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	21,129	-	293,133	193,342	21,748	14,396	386,426	406,843
Transfers between funds	37,658	-	254,008	(123,069)	57,354	140,364	(98,289)	491,911
Surrenders (note 6)	-	-	(3,191)	(359)	(12,973)	(57,748)	(18,664)	(1,156)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(52)	-	(7,111)	2,911	-	-	(9,253)	(5,972)
Deductions for surrender charges (note 2d)	-	-	(3,828)	(3,692)	(641)	-	(9,495)	(1,781)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,470)	-	(91,860)	(64,877)	(12,992)	(4,788)	(131,846)	(98,710)
Asset charges (note 3):	(76)	-	(4,005)	(3,329)	(477)	(151)	(5,591)	(3,888)
Adjustments to maintain reserves	(31)	-	28	(49)	(59)	44	(98)	(4)

Net equity transactions	56,158	-	437,174	878	51,960	92,117	113,190	787,243

Net change in contract owners’ equity	44,232	-	374,153	86,787	(14,147)	90,081	(236,872)	722,899
Contract owners’ equity beginning of period	-	-	580,623	493,836	90,081	-	1,248,894	525,995

Contract owners’ equity end of period	$44,232	-	954,776	580,623	75,934	90,081	1,012,022	1,248,894

CHANGES IN UNITS:
Beginning units	-	-	51,396	47,864	5,228	-	93,856	38,618
Units purchased	7,448	-	47,376	35,868	3,839	5,522	47,166	64,171
Units redeemed	(385)	-	(12,892)	(32,336)	(1,080)	(294)	(40,491)	(8,933)

Ending units	7,063	-	85,880	51,396	7,987	5,228	100,531	93,856

(Continued)

15

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVU1		ACVV		ACVVS1		DVSCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	-	45,846	26,392	-	-	8,398	2,853
Realized gain (loss) on investments	(28,246)	15,233	(125,778)	8,260	(9,926)	33,338	(86,497)	6,706
Change in unrealized gain (loss) on investments	(156,229)	43,266	(816,288)	(289,453)	(442,777)	71,424	(493,141)	(73,162)
Reinvested capital gains	38,635	-	243,396	136,859	35,301	-	145,341	30,638

Net increase (decrease) in contract owners’ equity resulting from operations	(145,840)	58,499	(652,824)	(117,942)	(417,402)	104,762	(425,899)	(32,965)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	71,264	66,551	843,736	449,620	145,236	337,666	267,683	293,931
Transfers between funds	7,156	(34,077)	260,570	384,389	(74,407)	909,071	158,958	373,371
Surrenders (note 6)	(1,848)	(1)	(20,307)	(19,450)	(11,053)	(619,440)	(20,278)	(30,080)
Death benefits (note 4)	-	-	-	-	(962)	-	(1,406)	-
Net policy repayments (loans) (note 5)	(1,506)	(571)	(6,789)	(32,491)	1,797	(9,846)	(4,964)	(10,212)
Deductions for surrender charges (note 2d)	(2,456)	(397)	(9,215)	(7,634)	(2,803)	-	(7,685)	(4,605)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(26,317)	(32,663)	(193,246)	(167,865)	(61,032)	(44,144)	(109,432)	(92,636)
Asset charges (note 3):	(1,215)	(1,311)	(8,223)	(7,543)	(2,727)	(1,637)	(4,939)	(4,002)
Adjustments to maintain reserves	(46)	7	(108)	15	(92)	19	191	(16)

Net equity transactions	45,032	(2,462)	866,418	599,041	(6,043)	571,689	278,128	525,751

Net change in contract owners’ equity	(100,808)	56,037	213,594	481,099	(423,445)	676,451	(147,771)	492,786
Contract owners’ equity beginning of period	296,031	239,994	1,966,538	1,485,439	867,894	191,443	1,122,725	629,939

Contract owners’ equity end of period	$195,223	296,031	2,180,132	1,966,538	444,449	867,894	974,954	1,122,725

CHANGES IN UNITS:
Beginning units	24,316	23,856	163,872	117,422	49,690	15,320	89,220	49,732
Units purchased	7,530	10,142	128,763	68,465	13,733	37,954	37,733	49,225
Units redeemed	(4,444)	(9,682)	(44,533)	(22,015)	(13,895)	(3,584)	(14,809)	(9,737)

Ending units	27,402	24,316	248,102	163,872	49,528	49,690	112,144	89,220

(Continued)

16

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DSIF		DCAP		FVMOS		FQB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$54,260	42,205	17,725	14,610	957	279	51,544	30,833
Realized gain (loss) on investments	(26,225)	117,031	(33,005)	45,357	(8,755)	295	(10,790)	(1,834)
Change in unrealized gain (loss) on investments	(1,156,926)	(52,740)	(368,653)	(5,018)	(973)	(120)	(125,112)	7,223
Reinvested capital gains	-	-	66,028	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,128,891)	106,496	(317,905)	54,949	(8,771)	454	(84,358)	36,222

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	610,930	561,589	188,871	260,208	30,944	27,196	184,009	264,332
Transfers between funds	117,789	387,514	(90,302)	32,272	30,039	(68,212)	159,591	172,902
Surrenders (note 6)	(41,134)	(63,082)	(9,144)	(224,399)	(17,389)	-	(9,214)	(35,212)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(12,568)	(13,577)	(2,620)	7,438	-	-	2,531	(2,681)
Deductions for surrender charges (note 2d)	(16,122)	(16,723)	(4,384)	(2,829)	(327)	-	(8,603)	(7,708)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(246,450)	(213,554)	(70,705)	(79,212)	(8,402)	(4,818)	(95,311)	(63,942)
Asset charges (note 3):	(9,496)	(8,565)	(3,850)	(4,188)	(353)	(159)	(4,552)	(2,972)
Adjustments to maintain reserves	(100)	39	(75)	2	(56)	(4)	(461)	(21)

Net equity transactions	402,849	633,641	7,791	(10,708)	34,456	(45,997)	227,990	324,698

Net change in contract owners’ equity	(726,042)	740,137	(310,114)	44,241	25,685	(45,543)	143,632	360,920
Contract owners’ equity beginning of period	2,740,235	2,000,098	996,157	951,916	27,057	72,600	858,437	497,517

Contract owners’ equity end of period	$2,014,193	2,740,235	686,043	996,157	52,742	27,057	1,002,069	858,437

CHANGES IN UNITS:
Beginning units	212,590	163,324	76,138	77,946	2,642	6,984	77,274	47,196
Units purchased	73,008	83,593	19,821	26,128	4,992	3,725	31,269	42,853
Units redeemed	(37,006)	(34,327)	(21,529)	(27,936)	(2,439)	(8,067)	(11,249)	(12,775)

Ending units	248,592	212,590	74,430	76,138	5,195	2,642	97,294	77,274

(Continued)

17

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FEIS		FGS		FOSR		FCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$59,790	42,520	12,793	6,597	49,112	58,012	78,628	69,561
Realized gain (loss) on investments	(232,262)	24,619	8,748	32,231	(81,466)	108,669	(312,871)	77,941
Change in unrealized gain (loss) on investments	(1,015,012)	(283,599)	(977,896)	262,955	(1,139,584)	(24,580)	(4,312,210)	(1,108,263)
Reinvested capital gains	2,096	200,108	-	1,527	207,979	110,843	220,351	2,071,668

Net increase (decrease) in contract owners’ equity resulting from operations	(1,185,388)	(16,352)	(956,355)	303,310	(963,959)	252,944	(4,326,102)	1,110,907

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	597,653	625,045	290,928	717,626	442,032	649,622	1,731,699	1,629,547
Transfers between funds	189,614	758,272	153,676	416,484	35,865	740,234	685,001	1,561,735
Surrenders (note 6)	(7,939)	(324,046)	(43,760)	(83,019)	(58,656)	(831,873)	(82,282)	(114,558)
Death benefits (note 4)	(25,523)	-	-	-	-	-	(35,486)	-
Net policy repayments (loans) (note 5)	(100,932)	(19,719)	(4,842)	(1,485)	242	(17,993)	(36,535)	(75,114)
Deductions for surrender charges (note 2d)	(9,315)	(9,781)	(6,361)	(8,888)	(14,055)	(11,152)	(29,894)	(12,904)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(218,154)	(195,775)	(166,092)	(116,363)	(167,532)	(184,954)	(732,719)	(632,114)
Asset charges (note 3):	(9,071)	(8,618)	(5,825)	(4,673)	(7,615)	(8,650)	(30,862)	(27,153)
Adjustments to maintain reserves	(98)	(12)	(90)	12	(86)	(29)	(130)	69

Net equity transactions	416,235	825,366	217,634	919,694	230,195	335,205	1,468,792	2,329,508

Net change in contract owners’ equity	(769,153)	809,014	(738,721)	1,223,004	(733,764)	588,149	(2,857,310)	3,440,415
Contract owners’ equity beginning of period	2,440,679	1,631,665	1,866,541	643,537	2,031,409	1,443,260	8,898,598	5,458,183

Contract owners’ equity end of period	$1,671,526	2,440,679	1,127,820	1,866,541	1,297,645	2,031,409	6,041,288	8,898,598

CHANGES IN UNITS:
Beginning units	186,880	126,706	127,988	55,984	117,536	97,890	573,780	413,560
Units purchased	85,049	86,177	41,698	85,009	40,371	40,210	196,926	214,924
Units redeemed	(48,552)	(26,003)	(23,128)	(13,005)	(24,127)	(20,564)	(91,909)	(54,704)

Ending units	223,377	186,880	146,558	127,988	133,780	117,536	678,797	573,780

(Continued)

18

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FIGBS		FMCS		FVSS		FNRS2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$179,944	94,877	19,930	30,195	1,017	3,306	-	1,956
Realized gain (loss) on investments	(22,360)	(1,087)	(195,086)	9,833	(91,350)	(17,022)	106,756	27,507
Change in unrealized gain (loss) on investments	(353,890)	54,637	(3,139,213)	188,838	(86,461)	(41,995)	(1,891,241)	440,201
Reinvested capital gains	3,556	-	761,267	288,997	42,870	52,092	99,468	90,089

Net increase (decrease) in contract owners’ equity resulting from operations	(192,750)	148,427	(2,553,102)	517,863	(133,924)	(3,619)	(1,685,017)	559,753

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,300,881	1,223,321	1,912,725	1,806,125	37,785	169,161	441,307	571,605
Transfers between funds	770,567	1,503,845	209,797	648,025	(40,068)	96,758	1,069,168	360,007
Surrenders (note 6)	(91,517)	(12,715)	(51,393)	(167,273)	(20)	(445,324)	(76,503)	(115,350)
Death benefits (note 4)	(2,540)	-	(2,045)	(3,566)	-	-	(1,107)	-
Net policy repayments (loans) (note 5)	(127,320)	(28,587)	(21,579)	(24,930)	-	-	(13,548)	(2,821)
Deductions for surrender charges (note 2d)	(28,637)	(13,023)	(29,086)	(10,486)	(1,272)	(537)	(15,724)	(2,300)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(514,473)	(302,816)	(423,877)	(338,612)	(16,704)	(29,132)	(218,051)	(150,552)
Asset charges (note 3):	(22,536)	(13,549)	(18,338)	(15,067)	(769)	(1,180)	(9,458)	(5,883)
Adjustments to maintain reserves	(76)	36	(132)	23	(58)	28	(167)	59

Net equity transactions	1,284,349	2,356,512	1,576,072	1,894,239	(21,106)	(210,226)	1,175,917	654,765

Net change in contract owners’ equity	1,091,599	2,504,939	(977,030)	2,412,102	(155,030)	(213,845)	(509,100)	1,214,518
Contract owners’ equity beginning of period	4,532,703	2,027,764	5,331,764	2,919,662	243,498	457,343	2,272,445	1,057,927

Contract owners’ equity end of period	$5,624,302	4,532,703	4,354,734	5,331,764	88,468	243,498	1,763,345	2,272,445

CHANGES IN UNITS:
Beginning units	409,144	190,744	340,096	215,078	18,430	36,554	99,004	67,128
Units purchased	209,055	253,181	178,418	153,350	3,731	4,991	92,732	52,107
Units redeemed	(92,951)	(34,781)	(59,324)	(28,332)	(8,447)	(23,115)	(23,249)	(20,231)

Ending units	525,248	409,144	459,190	340,096	13,714	18,430	168,487	99,004

(Continued)

19

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FF10S		FF20S		FF30S		FTVDM3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$8,021	3,827	35,708	20,636	19,656	12,865	63,911	27,085
Realized gain (loss) on investments	(1,176)	1,035	(5,624)	7,022	(9,618)	6,591	(342,419)	48,795
Change in unrealized gain (loss) on investments	(87,991)	948	(572,105)	18,873	(414,018)	3,356	(1,768,205)	223,273
Reinvested capital gains	11,387	3,665	73,803	25,179	59,143	21,491	463,678	89,527

Net increase (decrease) in contract owners’ equity resulting from operations	(69,759)	9,475	(468,218)	71,710	(344,837)	44,303	(1,583,035)	388,680

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	36,777	77,223	219,830	685,503	307,624	307,597	316,438	1,107,971
Transfers between funds	130,571	8,410	483,007	88,893	256,758	146,818	(199,076)	660,998
Surrenders (note 6)	-	-	(149)	(632)	(5,112)	(73)	(40,069)	(196,002)
Death benefits (note 4)	-	-	-	-	-	-	(1,903)	-
Net policy repayments (loans) (note 5)	-	-	(62,326)	(3,126)	(73,292)	(3,129)	(236)	(5,111)
Deductions for surrender charges (note 2d)	-	(89)	(2,452)	(2,283)	(10,050)	(5,588)	(9,758)	(1,975)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(22,008)	(12,375)	(99,268)	(66,391)	(120,927)	(98,365)	(190,395)	(147,711)
Asset charges (note 3):	(1,114)	(544)	(4,786)	(2,817)	(3,794)	(2,551)	(7,753)	(5,602)
Adjustments to maintain reserves	(54)	22	(85)	(5)	(139)	29	(116)	30

Net equity transactions	144,172	72,647	533,771	699,142	351,068	344,738	(132,868)	1,412,598

Net change in contract owners’ equity	74,413	82,122	65,553	770,852	6,231	389,041	(1,715,903)	1,801,278
Contract owners’ equity beginning of period	168,225	86,103	1,034,702	263,850	647,029	257,988	2,892,204	1,090,926

Contract owners’ equity end of period	$242,638	168,225	1,100,255	1,034,702	653,260	647,029	1,176,301	2,892,204

CHANGES IN UNITS:
Beginning units	13,052	7,258	75,550	21,224	45,384	20,124	136,940	66,476
Units purchased	14,104	6,975	58,201	61,282	46,154	33,215	27,842	83,204
Units redeemed	(2,030)	(1,181)	(14,361)	(6,956)	(17,543)	(7,955)	(47,105)	(12,740)

Ending units	25,126	13,052	119,390	75,550	73,995	45,384	117,677	136,940

(Continued)

20

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TIF3		FTVFA2		FTVGI3		FTVIS2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$121,076	68,696	2,927	-	74,961	18,301	74,776	24,591
Realized gain (loss) on investments	(91,847)	62,249	(388)	-	104,752	14,578	(34,762)	6,159
Change in unrealized gain (loss) on investments	(3,083,068)	193,792	(11,694)	-	(67,580)	65,061	(550,821)	(34,001)
Reinvested capital gains	467,388	148,973	2,903	-	-	-	31,311	4,561

Net increase (decrease) in contract owners’ equity resulting from operations	(2,586,451)	473,710	(6,252)	-	112,133	97,940	(479,496)	1,310

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,860,599	1,225,727	27,696	-	219,027	159,759	289,555	204,038
Transfers between funds	1,099,268	1,304,763	90,257	-	776,988	996,723	270,941	820,975
Surrenders (note 6)	(35,825)	(96,845)	-	-	(63,373)	(57,365)	(32,273)	(81)
Death benefits (note 4)	(23,995)	-	-	-	(49,325)	-	(639)	-
Net policy repayments (loans) (note 5)	(27,992)	(19,309)	-	-	(11,145)	536	11,857	17,523
Deductions for surrender charges (note 2d)	(20,374)	(9,588)	-	-	(2,096)	(7,903)	(4,022)	(40)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(520,316)	(330,340)	(2,773)	-	(132,464)	(87,644)	(131,675)	(68,383)
Asset charges (note 3):	(21,335)	(14,539)	(97)	-	(6,640)	(2,870)	(5,143)	(2,500)
Adjustments to maintain reserves	(212)	128	(16)	-	(153)	(13)	(87)	11

Net equity transactions	2,309,818	2,059,997	115,067	-	730,819	1,001,223	398,514	971,543

Net change in contract owners’ equity	(276,633)	2,533,707	108,815	-	842,952	1,099,163	(80,982)	972,853
Contract owners’ equity beginning of period	4,592,299	2,058,592	-	-	1,565,017	465,854	1,253,934	281,081

Contract owners’ equity end of period	$4,315,666	4,592,299	108,815	-	2,407,969	1,565,017	1,172,952	1,253,934

CHANGES IN UNITS:
Beginning units	290,120	150,140	-	-	126,412	41,780	107,748	25,060
Units purchased	220,012	166,136	16,763	-	73,327	97,851	54,117	88,888
Units redeemed	(52,740)	(26,156)	(415)	-	(16,605)	(13,219)	(18,585)	(6,200)

Ending units	457,392	290,120	16,348	-	183,134	126,412	143,280	107,748

(Continued)

21

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FTVRDI		FTVSVI		JACAS		JARLCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$32,520	40,531	32,905	12,532	149	1,181	226	-
Realized gain (loss) on investments	(29,898)	56,676	(107,764)	31,558	9,797	9,092	(1,133)	-
Change in unrealized gain (loss) on investments	(496,277)	(165,884)	(948,052)	(236,628)	(847,220)	162,984	(8,335)	-
Reinvested capital gains	12,035	22,969	178,001	95,889	-	-	1,175	-

Net increase (decrease) in contract owners’ equity resulting from operations	(481,620)	(45,708)	(844,910)	(96,649)	(837,274)	173,257	(8,067)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	352,850	509,889	481,598	477,734	180,633	747,758	20,917	-
Transfers between funds	(147,560)	(193,913)	330,169	859,633	865,227	246,229	2,375	21,146
Surrenders (note 6)	(5,642)	(2,543)	(53,231)	(97,497)	(19,193)	(516)	-	-
Death benefits (note 4)	-	-	(7,584)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,626)	8,095	1,994	3,380	(6,168)	(169)	-	-
Deductions for surrender charges (note 2d)	(6,492)	(2,208)	(7,763)	(4,570)	(1,690)	(1,495)	(45)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(129,796)	(138,997)	(171,074)	(139,804)	(112,096)	(33,969)	(3,041)	-
Asset charges (note 3):	(6,165)	(6,817)	(8,646)	(6,728)	(4,579)	(1,195)	(94)	-
Adjustments to maintain reserves	(64)	(6)	(104)	(1)	(122)	42	(9)	2

Net equity transactions	55,505	173,500	565,359	1,092,147	902,012	956,685	20,103	21,148

Net change in contract owners’ equity	(426,115)	127,792	(279,551)	995,498	64,738	1,129,942	12,036	21,148
Contract owners’ equity beginning of period	1,697,355	1,569,563	2,093,439	1,097,941	1,176,969	47,027	21,148	-

Contract owners’ equity end of period	$1,271,240	1,697,355	1,813,888	2,093,439	1,241,707	1,176,969	33,184	21,148

CHANGES IN UNITS:
Beginning units	140,928	127,172	163,626	83,984	81,474	4,448	2,104	-
Units purchased	33,216	41,634	74,098	98,324	85,839	80,235	3,537	2,104
Units redeemed	(29,672)	(27,878)	(26,530)	(18,682)	(12,970)	(3,209)	(463)	-

Ending units	144,472	140,928	211,194	163,626	154,343	81,474	5,178	2,104

(Continued)

22

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JAIGS2		AMTB		MIGIC		MVFIC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$120,787	10,020	150,175	83,531	4,958	2,831	25,567	9,888
Realized gain (loss) on investments	(139,390)	131,363	(31,788)	13,133	(18,059)	17,117	(160,312)	48,551
Change in unrealized gain (loss) on investments	(3,592,173)	390,770	(564,920)	27,372	(398,208)	74,317	(1,019,730)	(16,020)
Reinvested capital gains	647,764	-	-	-	40,522	-	86,269	16,934

Net increase (decrease) in contract owners’ equity resulting from operations	(2,963,012)	532,153	(446,533)	124,036	(370,787)	94,265	(1,068,206)	59,353

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,081,101	1,354,690	728,071	1,139,205	202,854	280,541	343,855	467,373
Transfers between funds	1,785,003	672,598	(359,335)	477,425	(120,539)	(74,483)	724,954	1,561,000
Surrenders (note 6)	(13,892)	(38,936)	(28,634)	(60,508)	(309)	(782)	(8,461)	(150,399)
Death benefits (note 4)	-	-	(409)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(11,163)	(3,528)	(23,373)	18,310	(1,822)	17,064	(28,038)	(889)
Deductions for surrender charges (note 2d)	(8,253)	(2,258)	(11,683)	(13,669)	(3,801)	(4,385)	(5,774)	(197)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(391,017)	(172,549)	(296,279)	(228,863)	(71,416)	(81,435)	(145,075)	(95,360)
Asset charges (note 3):	(15,361)	(7,367)	(12,813)	(11,170)	(3,798)	(4,255)	(8,733)	(5,052)
Adjustments to maintain reserves	(63)	(145)	(152)	60	(49)	15	(65)	3

Net equity transactions	2,426,355	1,802,505	(4,607)	1,320,790	1,120	132,280	872,663	1,776,479

Net change in contract owners’ equity	(536,657)	2,334,658	(451,140)	1,444,826	(369,667)	226,545	(195,543)	1,835,832
Contract owners’ equity beginning of period	3,509,388	1,174,730	3,403,345	1,958,519	979,078	752,533	2,576,877	741,045

Contract owners’ equity end of period	$2,972,731	3,509,388	2,952,205	3,403,345	609,411	979,078	2,381,334	2,576,877

CHANGES IN UNITS:
Beginning units	235,628	101,016	307,062	185,136	77,232	66,104	184,058	57,116
Units purchased	232,276	155,309	89,570	175,820	18,707	25,080	90,794	134,436
Units redeemed	(50,262)	(20,697)	(88,957)	(53,894)	(19,789)	(13,952)	(22,559)	(7,494)

Ending units	417,642	235,628	307,675	307,062	76,150	77,232	252,293	184,058

(Continued)

23

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVAAA2		GVABD2		GVAGG2		GVAGR2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$20,911	9,769	51,426	21,488	32,658	20,091	74,944	15,522
Realized gain (loss) on investments	(5,498)	5,084	(14,881)	518	(17,450)	14,448	(121,869)	104,943
Change in unrealized gain (loss) on investments	(261,718)	(4,898)	(130,386)	(16,139)	(581,240)	41,570	(2,055,353)	(12,136)
Reinvested capital gains	8,747	160	656	-	39,327	-	218,384	386

Net increase (decrease) in contract owners’ equity resulting from operations	(237,558)	10,115	(93,185)	5,867	(526,705)	76,109	(1,883,894)	108,715

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	155,410	112,408	191,793	70,982	230,072	237,024	677,680	741,122
Transfers between funds	305,417	290,541	420,235	300,953	353,003	452,735	894,200	1,905,383
Surrenders (note 6)	-	-	(621)	-	(26,524)	(83,838)	(46,519)	(63,699)
Death benefits (note 4)	-	-	-	-	(2,152)	-	-	-
Net policy repayments (loans) (note 5)	2,728	1,546	(103)	(35)	(5,861)	681	(12,124)	(7,416)
Deductions for surrender charges (note 2d)	(1,129)	-	(211)	-	(6,686)	(948)	(6,663)	(1,994)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(80,274)	(42,985)	(74,256)	(24,904)	(81,375)	(42,319)	(293,125)	(151,161)
Asset charges (note 3):	(2,887)	(1,280)	(2,767)	(871)	(3,643)	(2,158)	(12,387)	(6,284)
Adjustments to maintain reserves	(80)	3	(96)	24	(74)	6	(92)	1

Net equity transactions	379,185	360,233	533,974	346,149	456,760	561,183	1,200,970	2,415,952

Net change in contract owners’ equity	141,627	370,348	440,789	352,016	(69,945)	637,292	(682,924)	2,524,667
Contract owners’ equity beginning of period	548,613	178,265	467,943	115,927	974,004	336,712	3,270,719	746,052

Contract owners’ equity end of period	$690,240	548,613	908,732	467,943	904,059	974,004	2,587,795	3,270,719

CHANGES IN UNITS:
Beginning units	48,960	16,886	43,116	11,000	78,552	31,056	282,016	71,982
Units purchased	48,299	36,339	57,285	34,529	53,877	51,649	155,002	224,978
Units redeemed	(9,542)	(4,265)	(7,500)	(2,413)	(13,611)	(4,153)	(37,052)	(14,944)

Ending units	87,717	48,960	92,901	43,116	118,818	78,552	399,966	282,016

(Continued)

24

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVAGI2		NVCRA1		NVCRB1		NVCCA1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$8,451	581	1,852	-	1,023	-	3,451	-
Realized gain (loss) on investments	(9,096)	(9,160)	(28,286)	-	(450)	-	(24,709)	-
Change in unrealized gain (loss) on investments	(116,249)	(1,182)	(45,471)	-	(2,521)	-	(29,254)	-
Reinvested capital gains	98	-	2,916	-	628	-	3,143	-

Net increase (decrease) in contract owners’ equity resulting from operations	(116,796)	(9,761)	(68,989)	-	(1,320)	-	(47,369)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	69,144	25,263	27,003	-	43,997	-	68,013	-
Transfers between funds	350,303	38,842	211,919	-	94,872	-	362,343	-
Surrenders (note 6)	(1)	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(105)	(5)	-	-	-	-	(3,528)	-
Deductions for surrender charges (note 2d)	(122)	(19)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(26,527)	(4,268)	(8,657)	-	(2,551)	-	(16,984)	-
Asset charges (note 3):	(990)	(122)	(369)	-	(139)	-	(552)	-
Adjustments to maintain reserves	(63)	66	(13)	-	-	-	(15)	-

Net equity transactions	391,639	59,757	229,883	-	136,179	-	409,277	-

Net change in contract owners’ equity	274,843	49,996	160,894	-	134,859	-	361,908	-
Contract owners’ equity beginning of period	49,996	-	-	-	-	-	-	-

Contract owners’ equity end of period	$324,839	49,996	160,894	-	134,859	-	361,908	-

CHANGES IN UNITS:
Beginning units	5,054	-	-	-	-	-	-	-
Units purchased	51,670	7,776	26,402	-	17,198	-	52,559	-
Units redeemed	(3,706)	(2,722)	(1,325)	-	(345)	-	(2,734)	-

Ending units	53,018	5,054	25,077	-	16,853	-	49,825	-

(Continued)

25

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCCN1		NVCMD1		NVCMA1		NVCMC1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$278	-	6,950	-	20,721	-	1,277	-
Realized gain (loss) on investments	(349)	-	(13,664)	-	(84,662)	-	(11,427)	-
Change in unrealized gain (loss) on investments	(525)	-	(23,969)	-	(444,470)	-	(1,376)	-
Reinvested capital gains	50	-	5,980	-	24,245	-	284	-

Net increase (decrease) in contract owners’ equity resulting from operations	(546)	-	(24,703)	-	(484,166)	-	(11,242)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,164	-	134,728	-	370,843	-	9,243	-
Transfers between funds	27,997	-	886,190	-	2,423,380	-	101,007	-
Surrenders (note 6)	-	-	(13)	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	(383)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(527)	-	(17,874)	-	(134,800)	-	(2,765)	-
Asset charges (note 3):	(29)	-	(711)	-	(2,872)	-	(173)	-
Adjustments to maintain reserves	(12)	-	(26)	-	(14)	-	(7)	-

Net equity transactions	29,593	-	1,001,911	-	2,656,537	-	107,305	-

Net change in contract owners’ equity	29,047	-	977,208	-	2,172,371	-	96,063	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$29,047	-	977,208	-	2,172,371	-	96,063	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	3,240	-	130,536	-	333,631	-	11,806	-
Units redeemed	(63)	-	(2,410)	-	(18,654)	-	(337)	-

Ending units	3,177	-	128,126	-	314,977	-	11,469	-

(Continued)

26

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCBD1		HIBF3		GEM3		NVIE6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,755	-	173,666	75,655	31,856	14,722	230	-
Realized gain (loss) on investments	(210)	-	(168,163)	(291)	(223,175)	157,236	(2,660)	-
Change in unrealized gain (loss) on investments	(1,224)	-	(485,510)	(53,902)	(2,443,466)	300,985	(8,264)	-
Reinvested capital gains	-	-	-	-	582,796	204,878	2,715	-

Net increase (decrease) in contract owners’ equity resulting from operations	321	-	(480,007)	21,462	(2,051,989)	677,821	(7,979)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	738	-	281,715	180,766	654,754	797,820	234	-
Transfers between funds	110,368	-	324,259	1,188,098	100,093	1,154,110	26,622	-
Surrenders (note 6)	(76)	-	(38,922)	(127)	(110,406)	(513,747)	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(16,400)	(8,708)	(13,611)	(27,687)	-	-
Deductions for surrender charges (note 2d)	-	-	(3,511)	(1,171)	(23,596)	(12,149)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,029)	-	(105,104)	(57,508)	(236,968)	(210,378)	(878)	-
Asset charges (note 3):	(82)	-	(6,819)	(3,060)	(10,028)	(8,205)	(48)	-
Adjustments to maintain reserves	(18)	-	(75)	5	169	54	(6)	-

Net equity transactions	109,901	-	435,143	1,298,295	360,407	1,179,818	25,924	-

Net change in contract owners’ equity	110,222	-	(44,864)	1,319,757	(1,691,582)	1,857,639	17,945	-
Contract owners’ equity beginning of period	-	-	1,777,330	457,573	3,142,188	1,284,549	-	-

Contract owners’ equity end of period	$110,222	-	1,732,466	1,777,330	1,450,606	3,142,188	17,945	-

CHANGES IN UNITS:
Beginning units	-	-	147,776	39,250	118,462	70,486	-	-
Units purchased	11,202	-	67,662	114,463	52,523	60,138	3,411	-
Units redeemed	(119)	-	(15,103)	(5,937)	(41,303)	(12,162)	(153)	-

Ending units	11,083	-	200,335	147,776	129,682	118,462	3,258	-

(Continued)

27

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GBF		GVGHS		GVIX6		GVIDA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$224,920	126,293	1,776	514	10,078	3,093	96,631	79,081
Realized gain (loss) on investments	44,611	(3,282)	(21,826)	29,488	(62,194)	4,747	(201,507)	52,688
Change in unrealized gain (loss) on investments	144,047	79,319	(213,318)	23,707	(227,085)	(4,275)	(2,723,250)	(86,141)
Reinvested capital gains	-	-	51,807	12,097	759	159	836,368	120,233

Net increase (decrease) in contract owners’ equity resulting from operations	413,578	202,330	(181,561)	65,806	(278,442)	3,724	(1,991,758)	165,861

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,285,613	1,017,124	100,460	326,633	50,089	14,911	1,643,367	1,384,401
Transfers between funds	2,205,311	1,030,682	(21,456)	29,346	109,791	495,247	(38,914)	1,203,482
Surrenders (note 6)	(67,392)	(7,723)	(4,042)	(234)	(20,234)	(3)	(113,624)	(3,600)
Death benefits (note 4)	(457)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(307,950)	(16,145)	(1,280)	(1,009)	(5,889)	-	(40,351)	(21,249)
Deductions for surrender charges (note 2d)	(18,970)	(12,482)	(952)	(226)	(848)	-	(62,359)	(9,346)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(504,386)	(246,493)	(63,407)	(52,954)	(16,811)	(6,397)	(567,641)	(468,382)
Asset charges (note 3):	(20,863)	(10,930)	(2,169)	(2,204)	(1,542)	(529)	(20,274)	(17,293)
Adjustments to maintain reserves	(70)	107	(103)	1	(53)	(1)	(88)	(13)

Net equity transactions	2,570,836	1,754,140	7,051	299,353	114,503	503,228	800,116	2,068,000

Net change in contract owners’ equity	2,984,414	1,956,470	(174,510)	365,159	(163,939)	506,952	(1,191,642)	2,233,861
Contract owners’ equity beginning of period	3,716,435	1,759,965	683,443	318,284	533,512	26,560	4,741,702	2,507,841

Contract owners’ equity end of period	$6,700,849	3,716,435	508,933	683,443	369,573	533,512	3,550,060	4,741,702

CHANGES IN UNITS:
Beginning units	326,118	165,492	54,712	28,850	44,394	2,420	347,696	194,850
Units purchased	295,949	187,942	11,991	30,666	12,401	43,369	169,045	193,343
Units redeemed	(76,201)	(27,316)	(12,212)	(4,804)	(2,741)	(1,395)	(104,571)	(40,497)

Ending units	545,866	326,118	54,491	54,712	54,054	44,394	412,170	347,696

(Continued)

28

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVIDC		GVIDM		GVDMA		GVDMC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$19,384	13,718	330,871	257,450	387,616	280,097	28,835	24,075
Realized gain (loss) on investments	(9,359)	2,518	(142,278)	104,402	(460,075)	134,224	(52,841)	10,981
Change in unrealized gain (loss) on investments	(54,112)	(5,383)	(4,067,573)	(68,350)	(7,241,311)	(102,616)	(170,593)	(11,414)
Reinvested capital gains	10,407	8,167	978,723	139,491	1,677,859	219,079	48,721	19,420

Net increase (decrease) in contract owners’ equity resulting from operations	(33,680)	19,020	(2,900,257)	432,993	(5,635,911)	530,784	(145,878)	43,062

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	155,266	87,438	3,190,612	3,338,552	5,231,883	4,024,271	468,446	309,295
Transfers between funds	124,357	157,986	(15,765)	1,866,420	1,963,389	4,268,943	15,782	(21,028)
Surrenders (note 6)	(5,045)	(844)	(152,072)	(13,162)	(669,391)	(231,835)	(179,549)	(8,120)
Death benefits (note 4)	-	-	-	(97,721)	-	(101,979)	-	-
Net policy repayments (loans) (note 5)	(20,193)	(2,285)	(56,441)	(93,191)	(71,062)	38,077	50,881	(59,250)
Deductions for surrender charges (note 2d)	(2,346)	(1,270)	(59,955)	(14,674)	(228,446)	(98,409)	(61,380)	(5,126)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69,352)	(49,679)	(974,849)	(806,168)	(1,939,446)	(1,371,567)	(170,568)	(145,345)
Asset charges (note 3):	(2,751)	(1,906)	(38,761)	(29,892)	(70,311)	(52,704)	(4,046)	(3,543)
Adjustments to maintain reserves	(73)	(28)	(37)	6	361	24	(79)	8

Net equity transactions	179,863	189,412	1,892,732	4,150,170	4,216,977	6,474,821	119,487	66,891

Net change in contract owners’ equity	146,183	208,432	(1,007,525)	4,583,163	(1,418,934)	7,005,605	(26,391)	109,953
Contract owners’ equity beginning of period	470,032	261,600	11,652,183	7,069,020	15,109,137	8,103,532	847,373	737,420

Contract owners’ equity end of period	$616,215	470,032	10,644,658	11,652,183	13,690,203	15,109,137	820,982	847,373

CHANGES IN UNITS:
Beginning units	40,552	23,784	929,278	595,670	1,141,464	649,858	70,206	64,676
Units purchased	25,062	27,179	394,932	457,497	741,280	639,721	49,035	30,182
Units redeemed	(9,043)	(10,411)	(218,907)	(123,889)	(375,278)	(148,115)	(39,177)	(24,652)

Ending units	56,571	40,552	1,105,303	929,278	1,507,466	1,141,464	80,064	70,206

(Continued)

29

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVLCP1		SGRF		MCIF		SAM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$118	-	-	-	17,247	13,622	234,037	396,769
Realized gain (loss) on investments	6	-	(281,607)	34,009	(68,282)	12,385	-	-
Change in unrealized gain (loss) on investments	350	-	(549,322)	175,359	(637,374)	(15,341)	-	-
Reinvested capital gains	-	-	-	-	95,810	25,152	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	474	-	(830,929)	209,368	(592,599)	35,818	234,037	396,769

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,806	-	693,411	1,048,078	289,983	397,153	35,027,541	53,604,109
Transfers between funds	3,179	-	(2,987,883)	1,265,107	127,896	432,640	(23,400,913)	(49,370,254)
Surrenders (note 6)	-	-	(16,900)	(63,908)	(22,713)	(8,193)	(3,723,433)	(368,156)
Death benefits (note 4)	-	-	-	-	-	-	(28,739)	-
Net policy repayments (loans) (note 5)	-	-	(17,510)	(18,646)	(6,361)	(6,398)	(1,284,921)	(521,276)
Deductions for surrender charges (note 2d)	-	-	(12,965)	(18,387)	(5,325)	(1,385)	(292,849)	(33,510)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(186)	-	(228,734)	(299,683)	(107,509)	(100,048)	(1,822,845)	(1,497,644)
Asset charges (note 3):	(7)	-	(9,683)	(13,114)	(5,039)	(3,993)	(68,572)	(54,129)
Adjustments to maintain reserves	(5)	-	(256)	63	(92)	(13)	(361)	(809)

Net equity transactions	8,787	-	(2,580,520)	1,899,510	270,840	709,763	4,404,908	1,758,331

Net change in contract owners’ equity	9,261	-	(3,411,449)	2,108,878	(321,759)	745,581	4,638,945	2,155,100
Contract owners’ equity beginning of period	-	-	3,927,498	1,818,620	1,373,900	628,319	9,196,549	7,041,449

Contract owners’ equity end of period	$9,261	-	516,049	3,927,498	1,052,141	1,373,900	13,835,494	9,196,549

CHANGES IN UNITS:
Beginning units	-	-	291,816	147,306	101,070	49,716	817,742	656,122
Units purchased	955	-	81,761	175,949	40,694	60,257	4,017,270	4,968,597
Units redeemed	(24)	-	(302,425)	(31,439)	(19,947)	(8,903)	(3,629,539)	(4,806,977)

Ending units	931	-	71,152	291,816	121,817	101,070	1,205,473	817,742

(Continued)

30

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMIG3		GVDIV3		NVMLG1		NVMLV1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$3,335	-	54,945	81,684	20	-	8	-
Realized gain (loss) on investments	(62,957)	-	(118,684)	50,299	(1,138)	-	(990)	-
Change in unrealized gain (loss) on investments	(1,515,639)	-	(2,238,782)	(342,979)	(1,702)	-	(172)	-
Reinvested capital gains	-	-	485,298	252,441	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,575,261)	-	(1,817,223)	41,445	(2,820)	-	(1,154)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	696,424	-	974,455	1,322,825	23,612	-	11,124	-
Transfers between funds	4,478,107	-	(824,328)	1,306,058	(10,952)	-	(8,761)	-
Surrenders (note 6)	(17,835)	-	(18,455)	(256,690)	-	-	-	-
Death benefits (note 4)	(200)	-	(97)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(6,160)	-	(57,414)	(9,263)	(3)	-	(3)	-
Deductions for surrender charges (note 2d)	(9,287)	-	(11,690)	(22,102)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(232,387)	-	(303,774)	(353,352)	(1,064)	-	(273)	-
Asset charges (note 3):	(8,722)	-	(13,062)	(15,932)	(25)	-	-	-
Adjustments to maintain reserves	(33)	-	(230)	31	(29)	-	(18)	-

Net equity transactions	4,899,907	-	(254,595)	1,971,575	11,539	-	2,069	-

Net change in contract owners’ equity	3,324,646	-	(2,071,818)	2,013,020	8,719	-	915	-
Contract owners’ equity beginning of period	-	-	4,453,397	2,440,377	-	-	-	-

Contract owners’ equity end of period	$3,324,646	-	2,381,579	4,453,397	8,719	-	915	-

CHANGES IN UNITS:
Beginning units	-	-	307,790	173,608	-	-	-	-
Units purchased	579,440	-	104,865	168,487	3,245	-	1,268	-
Units redeemed	(38,001)	-	(105,953)	(34,305)	(1,875)	-	(1,124)	-

Ending units	541,439	-	306,702	307,790	1,370	-	144	-

(Continued)

31

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMMG1		NVMMV2		SCGF		SCVF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	-	24,520	-	-	-	11,069	7,850
Realized gain (loss) on investments	(17,064)	-	(38,162)	-	(61,798)	4,348	(76,548)	(1,756)
Change in unrealized gain (loss) on investments	(570,667)	-	(968,204)	-	(333,386)	29,242	(381,259)	(158,201)
Reinvested capital gains	-	-	-	-	-	-	-	96,863

Net increase (decrease) in contract owners’ equity resulting from operations	(587,731)	-	(981,846)	-	(395,184)	33,590	(446,738)	(55,244)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	226,757	-	536,477	-	115,118	119,711	843,582	172,643
Transfers between funds	1,538,787	-	3,239,389	-	147,363	238,343	89,435	255,491
Surrenders (note 6)	(4,889)	-	(13,166)	-	(1,095)	(57)	(25,108)	(33,278)
Death benefits (note 4)	(96)	-	(165)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,970)	-	(4,838)	-	2,660	9,821	(2,169)	(1,480)
Deductions for surrender charges (note 2d)	(2,797)	-	(7,426)	-	(2,458)	(3,423)	(6,692)	(1,683)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(75,777)	-	(182,293)	-	(45,723)	(41,790)	(57,357)	(48,951)
Asset charges (note 3):	(2,878)	-	(6,887)	-	(2,470)	(2,035)	(3,196)	(2,548)
Adjustments to maintain reserves	(17)	-	(37)	-	(81)	(3)	(66)	(12)

Net equity transactions	1,677,120	-	3,561,054	-	213,314	320,567	838,429	340,182

Net change in contract owners’ equity	1,089,389	-	2,579,208	-	(181,870)	354,157	391,691	284,938
Contract owners’ equity beginning of period	-	-	-	-	728,921	374,764	703,531	418,593

Contract owners’ equity end of period	$1,089,389	-	2,579,208	-	547,051	728,921	1,095,222	703,531

CHANGES IN UNITS:
Beginning units	-	-	-	-	57,310	32,338	59,678	33,060
Units purchased	185,007	-	408,985	-	28,853	30,200	87,262	32,758
Units redeemed	(11,530)	-	(27,327)	-	(5,891)	(5,228)	(10,012)	(6,140)

Ending units	173,477	-	381,658	-	80,272	57,310	136,928	59,678

(Continued)

32

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SCF		TRF		NVNMO1		NVNSR2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$17,258	1,950	72,406	45,333	-	-	10,029	-
Realized gain (loss) on investments	(89,751)	14,231	(86,321)	27,501	(3)	-	(48,621)	-
Change in unrealized gain (loss) on investments	(1,216,488)	(231,497)	(3,374,395)	2,572	(166)	-	(1,567,526)	-
Reinvested capital gains	419,900	234,198	856,069	185,556	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(869,081)	18,882	(2,532,241)	260,962	(169)	-	(1,606,118)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	471,968	494,081	1,650,569	1,457,566	1,163	-	417,192	-
Transfers between funds	113,640	(49,039)	294,988	1,195,686	1,357	-	4,882,664	-
Surrenders (note 6)	(13,456)	(59,848)	(45,273)	(38,613)	-	-	(12,223)	-
Death benefits (note 4)	(2,060)	-	(317)	-	-	-	(313)	-
Net policy repayments (loans) (note 5)	(16,501)	19,258	(34,566)	(23,029)	-	-	(5,857)	-
Deductions for surrender charges (note 2d)	(6,238)	(5,898)	(22,090)	(16,869)	-	-	(5,708)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(195,437)	(180,930)	(551,788)	(407,263)	(36)	-	(193,939)	-
Asset charges (note 3):	(8,359)	(7,982)	(22,024)	(17,371)	(2)	-	(7,192)	-
Adjustments to maintain reserves	(166)	11	(343)	137	(2)	-	(37)	-

Net equity transactions	343,391	209,653	1,269,156	2,150,244	2,480	-	5,074,587	-

Net change in contract owners’ equity	(525,690)	228,535	(1,263,085)	2,411,206	2,311	-	3,468,469	-
Contract owners’ equity beginning of period	2,048,865	1,820,330	5,157,845	2,746,639	-	-	-	-

Contract owners’ equity end of period	$1,523,175	2,048,865	3,894,760	5,157,845	2,311	-	3,468,469	-

CHANGES IN UNITS:
Beginning units	155,600	141,192	386,326	222,556	-	-	-	-
Units purchased	58,709	54,757	185,038	202,377	455	-	593,027	-
Units redeemed	(27,166)	(40,349)	(72,234)	(38,607)	(9)	-	(31,472)	-

Ending units	187,143	155,600	499,130	386,326	446	-	561,555	-

(Continued)

33

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVSTB2		GGTC3		GVUG1		EIF
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$851	-	-	-	-	-	75,883	81,588
Realized gain (loss) on investments	(61)	-	(95,425)	37,826	(12,924)	3,948	(585,381)	68,963
Change in unrealized gain (loss) on investments	(981)	-	(153,809)	(10,916)	(300,037)	60,821	(1,098,700)	(554,562)
Reinvested capital gains	-	-	49,750	-	91,812	-	48,953	246,526

Net increase (decrease) in contract owners’ equity resulting from operations	(191)	-	(199,484)	26,910	(221,149)	64,769	(1,559,245)	(157,485)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,677	-	71,295	71,887	79,976	243,575	1,029,865	1,552,618
Transfers between funds	55,817	-	13,364	184,663	41,466	255,492	(2,127,569)	1,030,741
Surrenders (note 6)	-	-	(5,766)	(522,033)	(4,755)	(234,128)	(48,111)	(56,007)
Death benefits (note 4)	-	-	-	-	-	-	(64)	-
Net policy repayments (loans) (note 5)	-	-	2,110	(12,877)	(3,696)	(1,341)	(35,491)	(7,929)
Deductions for surrender charges (note 2d)	-	-	(2,565)	(1,157)	(2,958)	(581)	(16,544)	(12,394)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,613)	-	(28,641)	(27,212)	(48,272)	(41,130)	(352,715)	(413,150)
Asset charges (note 3):	(119)	-	(1,257)	(977)	(1,841)	(1,574)	(16,304)	(19,330)
Adjustments to maintain reserves	(9)	-	(76)	(9)	(73)	(4)	(332)	(92)

Net equity transactions	64,753	-	48,464	(307,715)	59,847	220,309	(1,567,265)	2,074,457

Net change in contract owners’ equity	64,562	-	(151,020)	(280,805)	(161,302)	285,078	(3,126,510)	1,916,972
Contract owners’ equity beginning of period	-	-	364,409	645,214	483,430	198,352	5,339,905	3,422,933

Contract owners’ equity end of period	$64,562	-	213,389	364,409	322,128	483,430	2,213,395	5,339,905

CHANGES IN UNITS:
Beginning units	-	-	22,160	47,156	34,344	17,260	443,340	277,886
Units purchased	6,668	-	10,191	13,010	11,163	20,561	123,008	207,847
Units redeemed	(175)	-	(7,112)	(38,006)	(6,527)	(3,477)	(274,704)	(42,393)

Ending units	6,493	-	25,239	22,160	38,980	34,344	291,644	443,340

(Continued)

34

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MSBF		NVRE1		AMINS		AMRS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$135,618	38,893	3,035	-	18	71,574	4,029	1,607
Realized gain (loss) on investments	(112,508)	440	(1,700)	-	(596,763)	106,853	(8,067)	13,810
Change in unrealized gain (loss) on investments	(413,162)	1,950	(37,161)	-	(81,870)	(413,059)	(219,997)	(7,715)
Reinvested capital gains	48,008	26	-	-	60	252,720	876	10,426

Net increase (decrease) in contract owners’ equity resulting from operations	(342,044)	41,309	(35,826)	-	(678,555)	18,088	(223,159)	18,128

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	128,306	154,275	35,599	-	879,639	1,248,629	76,802	114,193
Transfers between funds	381,890	1,282,668	108,293	-	(3,917,366)	1,017,818	(2,663)	5,235
Surrenders (note 6)	(103,324)	(26,700)	-	-	(18,911)	(35,054)	(1,359)	(46,123)
Death benefits (note 4)	(52,888)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(15,380)	(4,630)	-	-	(22,296)	(17,970)	463	(1,747)
Deductions for surrender charges (note 2d)	(9,675)	(3,387)	-	-	(10,882)	(10,305)	(2,188)	(714)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(88,666)	(44,510)	(2,462)	-	(270,770)	(349,317)	(35,153)	(36,220)
Asset charges (note 3):	(6,623)	(2,763)	(102)	-	(11,313)	(14,784)	(1,656)	(1,672)
Adjustments to maintain reserves	(81)	10	(2)	-	(653)	(2,686)	(72)	18

Net equity transactions	233,559	1,354,963	141,326	-	(3,372,552)	1,836,331	34,174	32,970

Net change in contract owners’ equity	(108,485)	1,396,272	105,500	-	(4,051,107)	1,854,419	(188,985)	51,098
Contract owners’ equity beginning of period	1,704,968	308,696	-	-	4,402,791	2,548,372	466,073	414,975

Contract owners’ equity end of period	$1,596,483	1,704,968	105,500	-	351,684	4,402,791	277,088	466,073

CHANGES IN UNITS:
Beginning units	151,972	28,788	-	-	294,064	175,676	34,958	32,076
Units purchased	49,915	130,672	19,079	-	83,880	151,271	9,386	13,210
Units redeemed	(29,835)	(7,488)	(396)	-	(334,091)	(32,883)	(5,895)	(10,328)

Ending units	172,052	151,972	18,683	-	43,853	294,064	38,449	34,958

(Continued)

35

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMFAS		AMSRS		OVGR		OVGS3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	-	14,967	4,682	1,626	2,062	27,057	21,931
Realized gain (loss) on investments	(25,247)	2,199	(116,020)	56,061	(30,212)	29,086	(72,252)	38,674
Change in unrealized gain (loss) on investments	(39,085)	(6,420)	(785,473)	200,731	(708,182)	94,260	(1,077,198)	(34,925)
Reinvested capital gains	3,831	1,192	51,174	17,611	-	-	119,117	79,846

Net increase (decrease) in contract owners’ equity resulting from operations	(60,501)	(3,029)	(835,352)	279,085	(736,768)	125,408	(1,003,276)	105,526

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	23,644	25,955	1,251,973	1,726,905	315,693	452,295	930,282	497,150
Transfers between funds	16,550	16,565	(5,944,593)	1,857,111	194,576	231,539	(1,685)	405,371
Surrenders (note 6)	(45,990)	-	(45,285)	(24,713)	(8,972)	(211,010)	(46,617)	(160,738)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1)	(370)	(27,508)	(37,258)	(12,437)	(5,401)	(7,866)	(7,133)
Deductions for surrender charges (note 2d)	(986)	(309)	(16,565)	(16,289)	(13,496)	(7,963)	(20,615)	(3,957)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,394)	(10,696)	(376,460)	(470,714)	(130,276)	(120,383)	(240,841)	(223,884)
Asset charges (note 3):	(542)	(500)	(16,376)	(20,759)	(5,524)	(4,868)	(8,912)	(8,753)
Adjustments to maintain reserves	(49)	20	(344)	129	(59)	4	(142)	3

Net equity transactions	(18,768)	30,665	(5,175,158)	3,014,412	339,505	334,213	603,604	498,059

Net change in contract owners’ equity	(79,269)	27,636	(6,010,510)	3,293,497	(397,263)	459,621	(399,672)	603,585
Contract owners’ equity beginning of period	154,305	126,669	6,500,871	3,207,374	1,367,052	907,431	2,114,039	1,510,454

Contract owners’ equity end of period	$75,036	154,305	490,361	6,500,871	969,789	1,367,052	1,714,367	2,114,039

CHANGES IN UNITS:
Beginning units	13,816	11,400	480,500	255,116	103,734	78,600	140,074	106,424
Units purchased	3,482	7,629	120,401	268,470	54,274	46,890	88,217	50,895
Units redeemed	(6,198)	(5,213)	(541,051)	(43,086)	(22,939)	(21,756)	(38,358)	(17,245)

Ending units	11,100	13,816	59,850	480,500	135,069	103,734	189,933	140,074

(Continued)

36

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVHI3		OVHI		OVSC		OVGI

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$21,592	-	14,298	24,409	14,999	5,517	73,480	35,324
Realized gain (loss) on investments	(27,481)	(301)	(12,692)	(2,376)	(124,205)	20,659	(119,671)	124,511
Change in unrealized gain (loss) on investments	(256,840)	(6,849)	(169,306)	(19,851)	(1,303,810)	(157,715)	(2,705,328)	(40,072)
Reinvested capital gains	-	-	-	-	166,547	58,836	319,278	-

Net increase (decrease) in contract owners’ equity resulting from operations	(262,729)	(7,150)	(167,700)	2,182	(1,246,469)	(72,703)	(2,432,241)	119,763

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	119,502	94,176	(36)	54,721	949,886	657,750	1,564,313	1,485,877
Transfers between funds	52,654	235,552	(20,355)	(91,147)	518,109	598,213	243,414	728,416
Surrenders (note 6)	(47,392)	(57)	(4,076)	-	(18,637)	(191,026)	(41,770)	(14,048)
Death benefits (note 4)	(801)	-	-	-	(94)	-	(264)	-
Net policy repayments (loans) (note 5)	(4,137)	(1,091)	(2,611)	(542)	(18,944)	(6,703)	(30,616)	(23,636)
Deductions for surrender charges (note 2d)	(9,415)	(176)	(1,174)	(1,263)	(11,373)	(7,493)	(22,987)	(17,624)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(36,485)	(12,229)	(17,943)	(34,652)	(328,364)	(207,057)	(556,861)	(425,147)
Asset charges (note 3):	(1,504)	(537)	(900)	(1,571)	(13,180)	(8,544)	(22,454)	(18,370)
Adjustments to maintain reserves	(75)	46	(82)	9	(149)	(33)	(345)	104

Net equity transactions	72,347	315,684	(47,177)	(74,445)	1,077,254	835,107	1,132,430	1,715,572

Net change in contract owners’ equity	(190,382)	308,534	(214,877)	(72,263)	(169,215)	762,404	(1,299,811)	1,835,335
Contract owners’ equity beginning of period	308,534	-	257,937	330,200	2,364,385	1,601,981	5,423,593	3,588,258

Contract owners’ equity end of period	$118,152	308,534	43,060	257,937	2,195,170	2,364,385	4,123,782	5,423,593

CHANGES IN UNITS:
Beginning units	31,936	-	22,958	29,360	182,024	121,838	420,354	290,410
Units purchased	38,508	33,439	84	5,769	125,991	81,569	178,602	193,571
Units redeemed	(12,509)	(1,503)	(5,072)	(12,171)	(36,192)	(21,383)	(79,521)	(63,627)

Ending units	57,935	31,936	17,970	22,958	271,823	182,024	519,435	420,354

(Continued)

37

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	PVGIB		PVTVB		TRBCG2		TREI2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$133	94	-	-	4,558	2,385	50,123	23,876
Realized gain (loss) on investments	(203)	75	(103)	77	(130,744)	63,927	(140,144)	28,843
Change in unrealized gain (loss) on investments	(3,918)	(1,472)	(1,212)	108	(1,904,923)	129,866	(978,405)	(180,771)
Reinvested capital gains	1,143	1,078	-	-	-	-	56,171	124,062

Net increase (decrease) in contract owners’ equity resulting from operations	(2,845)	(225)	(1,315)	185	(2,031,109)	196,178	(1,012,255)	(3,990)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,600	2,611	228	291	1,172,002	838,765	375,124	394,228
Transfers between funds	-	(1,880)	(234)	161	1,647,338	1,616,811	415,094	1,328,251
Surrenders (note 6)	-	-	-	(2)	(33,268)	(208,477)	(42,491)	(40,512)
Death benefits (note 4)	-	-	-	-	(31,474)	-	(1,218)	-
Net policy repayments (loans) (note 5)	-	-	-	-	(84,029)	10,483	3,512	6,460
Deductions for surrender charges (note 2d)	-	-	-	(191)	(24,828)	(7,789)	(4,328)	(960)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(214)	(318)	(182)	(236)	(394,395)	(218,314)	(185,122)	(114,937)
Asset charges (note 3):	(31)	(39)	(19)	(21)	(15,445)	(8,393)	(8,484)	(5,536)
Adjustments to maintain reserves	(9)	(9)	(24)	18	(180)	76	(219)	13

Net equity transactions	2,346	365	(231)	20	2,235,721	2,023,162	551,868	1,567,007

Net change in contract owners’ equity	(499)	140	(1,546)	205	204,612	2,219,340	(460,387)	1,563,017
Contract owners’ equity beginning of period	5,495	5,355	3,484	3,279	2,831,234	611,894	2,371,981	808,964

Contract owners’ equity end of period	$4,996	5,495	1,938	3,484	3,035,846	2,831,234	1,911,594	2,371,981

CHANGES IN UNITS:
Beginning units	474	434	292	290	203,460	49,464	182,422	64,100
Units purchased	258	213	24	40	237,160	174,736	69,541	128,924
Units redeemed	(29)	(173)	(58)	(38)	(60,214)	(20,740)	(21,299)	(10,602)

Ending units	703	474	258	292	380,406	203,460	230,664	182,422

(Continued)

38

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TRLT2		MSVFI		MSVRE

	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$37,389	14,793	81,974	71,400	108,485	32,384
Realized gain (loss) on investments	8,365	433	(80,050)	(186)	(809,482)	18,048
Change in unrealized gain (loss) on investments	(34,373)	6,927	(261,692)	40,532	(1,790,514)	(914,981)
Reinvested capital gains	-	-	-	-	1,189,795	252,896

Net increase (decrease) in contract owners’ equity resulting from operations	11,381	22,153	(259,768)	111,746	(1,301,716)	(611,653)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	52,103	49,083	496,052	783,711	654,703	981,644
Transfers between funds	298,128	728,255	(1,049,943)	803,527	185,920	1,430,574
Surrenders (note 6)	(32,684)	-	(15,187)	(6,011)	(54,467)	(693,481)
Death benefits (note 4)	(1,071)	-	(281)	-	(10,107)	-
Net policy repayments (loans) (note 5)	(9,159)	494	(14,149)	(10,175)	(149,219)	(8,916)
Deductions for surrender charges (note 2d)	(2,378)	(86)	(7,886)	(6,279)	(17,696)	(11,517)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(48,851)	(23,055)	(207,018)	(185,158)	(283,048)	(287,226)
Asset charges (note 3):	(3,156)	(1,215)	(9,067)	(8,188)	(12,119)	(11,190)
Adjustments to maintain reserves	(83)	90	(133)	42	(80)	(4)

Net equity transactions	252,849	753,566	(807,612)	1,371,469	313,887	1,399,884

Net change in contract owners’ equity	264,230	775,719	(1,067,380)	1,483,215	(987,829)	788,231
Contract owners’ equity beginning of period	904,947	129,228	2,815,734	1,332,519	3,094,734	2,306,503

Contract owners’ equity end of period	$1,169,177	904,947	1,748,354	2,815,734	2,106,905	3,094,734

CHANGES IN UNITS:
Beginning units	81,628	12,266	247,428	123,478	222,042	137,238
Units purchased	34,673	73,490	62,168	143,753	71,671	116,653
Units redeemed	(12,198)	(4,128)	(138,503)	(19,803)	(50,315)	(31,849)

Ending units	104,103	81,628	171,093	247,428	243,398	222,042

See accompanying notes to financial statements.

39

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 4, 2004. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers two Flexible Premium Variable Life Insurance Policies through the Account: The Best of America Next Generation® II FPVUL and Nationwide® Options Select (offered in the State of New York). The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF - Basic Value Fund - Series I (AVBVI)

AIM VIF - Capital Appreciation Fund - Series I (AVCA)

AIM VIF - Capital Development Fund - Series I (AVCDI)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class A (ALVSVA)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - Inflation Protection Fund - Class II (ACVIP2)

American Century VP - International Fund - Class III (ACVI3)

American Century VP - Mid Cap Value Fund - Class I (ACVMV1)

American Century VP - Ultra(R) Fund - Class I (ACVU1)

American Century VP - Value Fund - Class I (ACVV)

American Century VP - Vista(SM) Fund - Class I (ACVVS1)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)

Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - Market Opportunity Fund II - Service Class (FVMOS)

Federated IS - Quality Bond Fund II - Primary Class (FQB)

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)

Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)

Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)

Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund IV (Fidelity(R) VIP IV);

Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)

Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)

Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)

Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)

Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)

Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)

Franklin Templeton VIP - Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Templeton VIP - Small Cap Value Securities Fund - Class 1 (FTVSVI)

(Continued)

40

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Janus Aspen Series;

Janus Aspen Series - Forty Portfolio - Service Class (JACAS)

Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)

Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)

Portfolios of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)

Portfolios of the MFS(R) Variable Insurance Trust (MFS(R) VIT);

MFS(R) VIT - Investors Growth Stock Series - Initial Class (MIGIC)

MFS(R) VIT - Value Series - Initial Class (MVFIC)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)

Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)

Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)

Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)

Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)

Nationwide VIT - Cardinal Aggressive Fund - Class I (NVCRA1)

Nationwide VIT - Cardinal Balanced Fund - Class I (NVCRB1)

Nationwide VIT - Cardinal Capital Appreciation Fund - Class I (NVCCA1)

Nationwide VIT - Cardinal Conservative Fund - Class I (NVCCN1)

Nationwide VIT - Cardinal Moderate Fund - Class I (NVCMD1)

Nationwide VIT - Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

Nationwide VIT - Cardinal Moderately Conservative Fund - Class I (NVCMC1)

Nationwide VIT - Core Bond Fund - Class I (NVCBD1)

Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)*

Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)

Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)

Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)

Nationwide VIT - Government Bond Fund - Class I (GBF)

Nationwide VIT - Health Sciences Fund - Class III (GVGHS) (formerly Global Health Sciences Fund - Class III)

Nationwide VIT - International Index Fund - Class VI (GVIX6)

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class I (NVLCP1)

Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)

Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)

Nationwide VIT - Money Market Fund - Class I (SAM)

Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)

Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3) (formerly International Value

    Fund - Class III)

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

Nationwide VIT - Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)

Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)

Nationwide VIT - Nationwide Fund - Class I (TRF)

Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)

Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)

Nationwide VIT - Technology and Communications Fund - Class III (GGTC3) (formerly Global Technology and

    Communications Fund - Class III)

Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)

Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)

Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)

Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT - International Portfolio - Class S (AMINS)

Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)

Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS) (formerly Fasciano Portfolio -

    Class S)

(Continued)

41

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)

Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)*

Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)

Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)

Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)

Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT - Growth and Income Fund - Class IB (PVGIB)

Putnam VT - Voyager Fund - Class IB (PVTVB)

Portfolios of T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)

T. Rowe Price Equity Income Portfolio - II (TREI2)

T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

42

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(f) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Policy Charges

(a) Deductions from Premium

For the Best of America Next Generation® II FPVUL and Nationwide® Options Select contracts, the Company currently deducts 0.5% to a maximum of 2.5% of all premiums received to cover premium tax and sales expenses. The Company may, at its sole discretion, reduce this sales loading. The company also deducts 3.5% from each premium payment to cover premium taxes.

For Nationwide® YourLife Accumulation VUL – NY contracts, the Company currently deducts 2.5% from each premium (the maximum is also 2.5%) to cover sales expenses. The company also deducts 3.5% from each premium payment to cover premium taxes.

For Nationwide® YourLife Protection VUL – NY contracts, the Company currently deducts 6.5% from each premium (the maximum is also 6.5%) to cover sales expenses. The company also deducts 3.5% from each premium payment to cover premium taxes.

For the periods ended December 31, 2008 and 2007, total front-end sales charge deductions were $3,373,041 and $3,696,609, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For the Best of America Next Generation® II FPVUL and Nationwide® Options Select contracts, the Company currently deducts a short-term trading fee of 1% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation. These charges are assessed against each contract by liquidating units.

For the Best of America Next Generation® II FPVUL contract, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract. For the Nationwide® Options Select contracts, the Company deducts $8.75 per policy per month (maximum of $8.75 per policy per month) taken proportionally from the sub accounts and any fixed companion contracts. For Nationwide® YourLife Accumulation VUL – NY contracts and Nationwide® YourLife Protection VUL – NY contracts, the Company currently deducts a $9 administrative charge per month which is also the maximum charge. These charges are assessed against each contract by liquidating units.

For the Best of America Next Generation® II FPVUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of Specified Amount (but not more than $25). The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount (but not to exceed $50). For the Nationwide® Options Select contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.17 per $1,000 of Specified Amount. This is also the maximum guaranteed charge. These charges are assessed against each contract by liquidating units.

For Nationwide® YourLife Accumulation VUL – NY contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.05 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.39 per $1,000 of Specified Amount. For Nationwide® YourLife Protection VUL – NY contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.00 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount. These charges are assessed against each contract by liquidating units.

(Continued)

43

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For both the Best of America Next Generation® II FPVUL contracts and the Nationwide® Options Select contracts, the charge is 100% of the initial surrender charge in the first year, and declines a Specified Amount each year to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance. For Nationwide® YourLife Accumulation VUL – NY contracts, the charge is 100% of the initial surrender charge in the first year, and declines a Specified Amount each year to 0% of the initial surrender charge in the eleventh year. For Nationwide® YourLife Protection VUL – NY contracts, the charge is 100% of the initial surrender charge in the first year, and declines a Specified Amount each year to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For the Best of America Next Generation® II FPVUL and the Nationwide® Options Select contracts, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

For Nationwide® YourLife Accumulation VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $250,000 of variable cash value and 0.00% for variable cash value in excess of $250,000.

For Nationwide® YourLife Protection VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $250,000 of variable cash value, and 0.30% for variable cash value in excess of $250,000.

In policy years 16 and later, the Company deducts an annualized charge of 0.30% on the first $250,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

The above charges are assessed monthly against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary date. For Best of America Next Generation® II FPVUL contracts, Nationwide® Options Select contracts, and Nationwide® YourLife Accumulation VUL – NY contracts, the maximum guaranteed loan interest charged is 3.9%. For Nationwide® YourLife Protection VUL – NY contracts, the maximum guaranteed loan interest charged is 4.5%. Current loan interest charged may vary. The contract is charged 3.9% interest on the outstanding loan. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s

(Continued)

44

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2008 and 2007, total transfers into the Account from the fixed account were $3,499,382 and $9,498,601, respectively, and total transfers from the Account to the fixed account were $7,802,270 and $8,814,274, respectively.

(7) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$167,438,662	0	$167,438,662

Accounts Payable of $4,327 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

45

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the investment income ratio and total return for each of the periods in the four year period ended December 31, 2008.

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

AIM VIF - Basic Value Fund - Series I (AVBVI)
2008	143,984	$5.937752	$854,942	0.92%	-51.77%
2007	135,276	12.310539	1,665,320	0.67%	1.54%
2006	106,230	12.123351	1,287,864	0.53%	13.20%
2005	55,180	10.709293	590,939	0.18%	7.09%	1/18/2005
AIM VIF - Capital Appreciation Fund - Series I (AVCA)
2008	41,473	7.586238	314,623	0.00%	-42.49%
2007	29,170	13.191695	384,802	0.00%	12.01%
2006	19,966	11.776847	235,137	0.09%	6.30%
2005	3,774	11.078867	41,812	0.11%	10.79%	1/18/2005
AIM VIF - Capital Development Fund - Series I (AVCDI)
2008	61,084	7.587025	463,445	0.00%	-47.03%
2007	59,934	14.321990	858,374	0.00%	10.84%
2006	45,230	12.920789	584,407	0.00%	16.52%
2005	22,328	11.088904	247,593	0.00%	10.89%	1/18/2005
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class A (ALVSVA)
2008	7,063	6.262626	44,232	0.00%	-37.37%	5/1/2008
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
2008	85,880	11.117573	954,776	4.70%	-1.59%
2007	51,396	11.297046	580,623	4.62%	9.49%
2006	47,864	10.317483	493,836	3.26%	1.59%
2005	18,950	10.156270	192,461	3.61%	1.56%
American Century VP - International Fund - Class III (ACVI3)
2008	7,987	9.507294	75,934	0.73%	-44.82%
2007	5,228	17.230511	90,081	0.00%	18.06%
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
2008	100,531	10.066767	1,012,022	0.12%	-24.35%
2007	93,856	13.306496	1,248,894	0.83%	-2.31%
2006	38,618	13.620466	525,995	0.93%	20.30%
2005	15,942	11.322176	180,498	1.79%	13.22%	5/2/2005
American Century VP - Ultra(R) Fund - Class I (ACVU1)
2008	27,402	7.124413	195,223	0.00%	-41.48%
2007	24,316	12.174342	296,031	0.00%	21.02%
2006	23,856	10.060123	239,994	0.00%	-3.28%
2005	5,294	10.400804	55,062	0.00%	4.01%	1/18/2005
American Century VP - Value Fund - Class I (ACVV)
2008	248,102	8.787234	2,180,132	2.16%	-26.78%
2007	163,872	12.000449	1,966,538	1.43%	-5.14%
2006	117,422	12.650434	1,485,439	0.95%	18.65%
2005	53,242	10.661727	567,652	0.00%	6.62%	1/18/2005
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
2008	49,528	8.973691	444,449	0.00%	-48.62%
2007	49,690	17.466180	867,894	0.00%	39.77%
2006	15,320	12.496264	191,443	0.00%	9.01%
2005	828	11.463606	9,492	0.00%	14.64%	5/2/2005

(Continued)

46

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
2008	112,144	$8.693766	$974,954	0.74%	-30.91%
2007	89,220	12.583781	1,122,725	0.33%	-0.65%
2006	49,732	12.666664	629,939	0.28%	14.41%
2005	15,656	11.071201	173,331	0.00%	10.71%	1/18/2005
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
2008	248,592	8.102406	2,014,193	2.14%	-37.14%
2007	212,590	12.889762	2,740,235	1.80%	5.26%
2006	163,324	12.246198	2,000,098	1.85%	15.50%
2005	66,272	10.602989	702,681	1.64%	6.03%	1/18/2005
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2008	74,430	9.217282	686,043	1.93%	-29.55%
2007	76,138	13.083574	996,157	1.49%	7.13%
2006	77,946	12.212508	951,916	1.23%	16.48%
2005	32,988	10.484934	345,877	0.00%	4.85%	1/18/2005
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
2008	5,195	10.152569	52,742	1.30%	-0.86%
2007	2,642	10.240958	27,057	0.84%	-1.48%
2006	6,984	10.395256	72,600	0.00%	3.95%	5/1/2006
Federated IS - Quality Bond Fund II - Primary Class (FQB)
2008	97,294	10.299392	1,002,069	4.97%	-7.29%
2007	77,274	11.108998	858,437	4.51%	5.38%
2006	47,196	10.541505	497,517	3.49%	4.15%
2005	18,824	10.121073	190,519	0.00%	1.21%	1/18/2005
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
2008	223,377	7.482988	1,671,526	2.72%	-42.70%
2007	186,880	13.060141	2,440,679	2.07%	1.42%
2006	126,706	12.877569	1,631,665	3.51%	20.08%
2005	37,512	10.724223	402,287	0.00%	7.24%	1/18/2005
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
2008	146,558	7.695394	1,127,820	0.80%	-47.23%
2007	127,988	14.583722	1,866,541	0.52%	26.87%
2006	55,984	11.495023	643,537	0.16%	6.73%
2005	19,034	10.769983	204,996	0.00%	7.70%	1/18/2005
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
2008	133,780	9.699843	1,297,645	2.79%	-43.88%
2007	117,536	17.283296	2,031,409	2.79%	17.23%
2006	97,890	14.743687	1,443,260	0.46%	17.95%
2005	31,744	12.499996	396,800	0.00%	25.00%	5/2/2005
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
2008	678,797	8.899992	6,041,288	0.96%	-42.61%
2007	573,780	15.508728	8,898,598	0.97%	17.51%
2006	413,560	13.198045	5,458,183	1.27%	11.59%
2005	146,390	11.827342	1,731,405	0.00%	18.27%	1/18/2005
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
2008	525,248	10.707897	5,624,302	3.43%	-3.35%
2007	409,144	11.078504	4,532,703	2.99%	4.21%
2006	190,744	10.630812	2,027,764	1.72%	4.30%
2005	39,276	10.192547	400,322	0.00%	1.93%	1/18/2005

(Continued)

47

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
2008	459,190	$9.483511	$4,354,734	0.39%	-39.51%
2007	340,096	15.677232	5,331,764	0.74%	15.49%
2006	215,078	13.574900	2,919,662	0.15%	12.59%
2005	71,246	12.056903	859,006	0.00%	20.57%	1/18/2005
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
2008	13,714	6.450849	88,468	0.53%	-51.17%
2007	18,430	13.212045	243,498	0.84%	5.60%
2006	36,554	12.511424	457,343	0.35%	16.20%
2005	22,290	10.767426	240,006	0.00%	7.67%	1/18/2005
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
2008	168,487	10.465765	1,763,345	0.00%	-54.40%
2007	99,004	22.953063	2,272,445	0.13%	45.64%
2006	67,128	15.759845	1,057,927	0.97%	16.62%
2005	7,480	13.514321	101,087	1.11%	35.14%	5/2/2005
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2008	25,126	9.656832	242,638	3.16%	-25.08%
2007	13,052	12.888793	168,225	2.84%	8.65%
2006	7,258	11.863160	86,103	2.74%	9.78%
2005	764	10.806063	8,256	0.43%	8.06%	5/2/2005
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2008	119,390	9.215628	1,100,255	2.78%	-32.71%
2007	75,550	13.695591	1,034,702	2.54%	10.17%
2006	21,224	12.431698	263,850	2.81%	11.81%
2005	2,604	11.118664	28,953	1.23%	11.19%	5/2/2005
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2008	73,995	8.828445	653,260	2.64%	-38.08%
2007	45,384	14.256765	647,029	2.65%	11.21%
2006	20,124	12.819894	257,988	2.35%	13.15%
2005	4,108	11.329788	46,543	0.88%	13.30%	5/2/2005
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
2008	117,677	9.996007	1,176,301	2.89%	-52.67%
2007	136,940	21.120230	2,892,204	1.73%	28.70%
2006	66,476	16.410826	1,090,926	1.27%	28.17%
2005	8,750	12.804274	112,037	0.00%	28.04%	5/2/2005
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
2008	457,392	9.435374	4,315,666	2.46%	-40.39%
2007	290,120	15.828965	4,592,299	2.05%	15.45%
2006	150,140	13.711150	2,058,592	1.23%	21.46%
2005	26,648	11.288544	300,817	0.09%	12.89%	5/2/2005
Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
2008	16,348	6.656135	108,815	7.26%	-33.44%	5/1/2008
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
2008	183,134	13.148675	2,407,969	3.65%	6.21%
2007	126,412	12.380292	1,565,017	2.06%	11.03%
2006	41,780	11.150160	465,854	1.91%	12.84%
2005	1,932	9.881172	19,090	0.94%	-1.19%	5/2/2005
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
2008	143,280	8.186428	1,172,952	5.52%	-29.66%
2007	107,748	11.637657	1,253,934	3.39%	3.76%
2006	25,060	11.216304	281,081	0.01%	12.16%	5/1/2006

(Continued)

48

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Franklin Templeton VIP - Rising Dividends Securities Fund - Class 1 (FTVRDI)
2008	144,472	$8.799201	$1,271,240	2.07%	-26.94%
2007	140,928	12.044130	1,697,355	2.41%	-2.41%
2006	127,172	12.342050	1,569,563	1.32%	17.43%
2005	55,804	10.510323	586,518	0.16%	5.10%	1/18/2005
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 1 (FTVSVI)
2008	211,194	8.588732	1,813,888	1.48%	-32.87%
2007	163,626	12.794049	2,093,439	0.78%	-2.14%
2006	83,984	13.073214	1,097,941	0.81%	17.30%
2005	26,166	11.144808	291,615	0.11%	11.45%	1/18/2005
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
2008	154,343	8.045115	1,241,707	0.01%	-44.31%
2007	81,474	14.445945	1,176,969	0.28%	36.63%
2006	4,448	10.572707	47,027	0.13%	5.73%	5/1/2006
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
2008	5,178	6.408647	33,184	1.09%	-36.24%
2007	2,104	10.051308	21,148	0.00%	0.51%	5/1/2007
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
2008	417,642	7.117893	2,972,731	2.85%	-52.21%
2007	235,628	14.893765	3,509,388	0.48%	28.07%
2006	101,016	11.629148	1,174,730	1.54%	16.29%	5/1/2006
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
2008	307,675	9.595209	2,952,205	4.67%	-13.43%
2007	307,062	11.083576	3,403,345	3.10%	4.77%
2006	185,136	10.578811	1,958,519	4.94%	4.20%
2005	27,828	10.152239	282,517	4.19%	1.52%	1/18/2005
MFS(R) VIT - Investors Growth Stock Series - Initial Class (MIGIC)
2008	76,150	8.002768	609,411	0.58%	-36.87%
2007	77,232	12.677102	979,078	0.32%	11.36%
2006	66,104	11.384079	752,533	0.00%	7.58%
2005	39,870	10.582381	421,920	0.00%	5.82%	1/18/2005
MFS(R) VIT - Value Series - Initial Class (MVFIC)
2008	252,293	9.438767	2,381,334	0.99%	-32.58%
2007	184,058	14.000352	2,576,877	0.66%	7.91%
2006	57,116	12.974380	741,045	0.75%	20.84%
2005	21,508	10.736776	230,927	0.00%	7.37%	1/18/2005
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
2008	87,717	7.868935	690,240	3.11%	-29.78%
2007	48,960	11.205324	548,613	3.16%	6.14%
2006	16,886	10.556998	178,265	2.44%	5.57%	5/1/2006
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
2008	92,901	9.781713	908,732	6.65%	-9.87%
2007	43,116	10.853118	467,943	9.87%	2.98%
2006	11,000	10.538858	115,927	0.00%	5.39%	5/1/2006
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
2008	118,818	7.608765	904,059	3.05%	-38.64%
2007	78,552	12.399481	974,004	2.94%	14.36%
2006	31,056	10.842096	336,712	0.76%	8.42%	5/1/2006
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
2008	399,966	6.470039	2,587,795	2.31%	-44.21%
2007	282,016	11.597638	3,270,719	0.95%	11.90%
2006	71,982	10.364424	746,052	0.98%	3.64%	5/1/2006

(Continued)

49

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
2008	53,018	$6.126963	$324,839	3.98%	-38.06%
2007	5,054	9.892316	49,996	0.30%	-1.08%	5/1/2007
Nationwide VIT - Cardinal Aggressive Fund - Class I (NVCRA1)
2008	25,077	6.416027	160,894	1.36%	-35.84%	5/1/2008
Nationwide VIT - Cardinal Balanced Fund - Class I (NVCRB1)
2008	16,853	8.002099	134,859	1.10%	-19.98%	5/1/2008
Nationwide VIT - Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2008	49,825	7.263571	361,908	1.85%	-27.36%	5/1/2008
Nationwide VIT - Cardinal Conservative Fund - Class I (NVCCN1)
2008	3,177	9.142885	29,047	1.39%	-8.57%	5/1/2008
Nationwide VIT - Cardinal Moderate Fund - Class I (NVCMD1)
2008	128,126	7.626933	977,208	2.05%	-23.73%	5/1/2008
Nationwide VIT - Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2008	314,977	6.896919	2,172,371	1.70%	-31.03%	5/1/2008
Nationwide VIT - Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2008	11,469	8.375935	96,063	1.58%	-16.24%	5/1/2008
Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
2008	11,083	9.945181	110,222	3.15%	-0.55%	5/1/2008
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
2008	200,335	8.647843	1,732,466	9.63%	-28.10%
2007	147,776	12.027193	1,777,330	8.79%	3.17%
2006	39,250	11.657910	457,573	8.07%	10.60%
2005	9,302	10.540776	98,050	4.45%	5.41%	5/2/2005
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
2008	129,682	11.185864	1,450,606	1.25%	-57.83%
2007	118,462	26.524857	3,142,188	0.73%	45.55%
2006	70,486	18.224168	1,284,549	0.66%	36.64%
2005	15,086	13.336908	201,201	0.17%	33.37%	5/2/2005
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
2008	3,258	5.508000	17,945	1.58%	-44.92%	5/1/2008
Nationwide VIT - Government Bond Fund - Class I (GBF)
2008	545,866	12.275629	6,700,849	4.43%	7.72%
2007	326,118	11.395982	3,716,435	4.73%	7.16%
2006	165,492	10.634744	1,759,965	5.04%	3.34%
2005	29,424	10.290913	302,800	4.18%	2.91%	1/18/2005
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
2008	54,491	9.339799	508,933	0.29%	-25.23%
2007	54,712	12.491648	683,443	0.09%	13.23%
2006	28,850	11.032385	318,284	0.00%	2.70%
2005	8,226	10.742057	88,364	0.00%	7.42%	5/2/2005
Nationwide VIT - International Index Fund - Class VI (GVIX6)
2008	54,054	6.837123	369,573	2.13%	-43.11%
2007	44,394	12.017667	533,512	1.65%	9.50%
2006	2,420	10.975279	26,560	1.61%	9.75%	5/1/2006
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
2008	412,170	8.613097	3,550,060	2.15%	-36.84%
2007	347,696	13.637494	4,741,702	2.08%	5.96%
2006	194,850	12.870621	2,507,841	2.36%	16.87%
2005	83,876	11.012968	923,724	2.38%	10.13%	1/18/2005

(Continued)

50

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2008	56,571	$10.892776	$616,215	3.52%	-6.02%
2007	40,552	11.590847	470,032	3.70%	5.38%
2006	23,784	10.998997	261,600	3.70%	6.16%
2005	3,422	10.360404	35,453	2.23%	3.60%	1/18/2005
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
2008	1,105,303	9.630534	10,644,658	2.84%	-23.20%
2007	929,278	12.538964	11,652,183	2.87%	5.66%
2006	595,670	11.867343	7,069,020	2.91%	11.35%
2005	122,878	10.657424	1,309,563	2.66%	6.57%	1/18/2005
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2008	1,507,466	9.081599	13,690,203	2.58%	-31.39%
2007	1,141,464	13.236630	15,109,137	2.42%	6.15%
2006	649,858	12.469697	8,103,532	2.61%	14.54%
2005	231,586	10.886732	2,521,215	2.77%	8.87%	1/18/2005
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2008	80,064	10.254072	820,982	3.23%	-15.04%
2007	70,206	12.069809	847,373	3.13%	5.86%
2006	64,676	11.401762	737,420	3.28%	8.42%
2005	13,158	10.516039	138,370	2.43%	5.16%	1/18/2005
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class I (NVLCP1)
2008	931	9.947099	9,261	1.74%	-0.53%	5/1/2008
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
2008	71,152	7.252787	516,049	0.00%	-46.11%
2007	291,816	13.458816	3,927,498	0.00%	9.01%
2006	147,306	12.345868	1,818,620	0.00%	9.91%
2005	23,166	11.232927	260,222	0.00%	12.33%	1/18/2005
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
2008	121,817	8.637043	1,052,141	1.34%	-36.46%
2007	101,070	13.593553	1,373,900	1.39%	7.56%
2006	49,716	12.638155	628,319	1.28%	9.89%
2005	13,924	11.500795	160,137	1.04%	15.01%	1/18/2005
Nationwide VIT - Money Market Fund - Class I (SAM)
2008	1,205,473	11.477234	13,835,494	1.93%	2.05%
2007	817,742	11.246272	9,196,549	4.64%	4.79%
2006	656,122	10.731921	7,041,449	4.27%	4.53%
2005	663,162	10.266806	6,808,556	2.25%	2.67%
Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
2008	541,439	6.140389	3,324,646	0.12%	-38.60%	5/1/2008
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
2008	306,702	7.765128	2,381,579	1.76%	-46.33%
2007	307,790	14.468946	4,453,397	2.22%	2.93%
2006	173,608	14.056822	2,440,377	1.95%	22.75%
2005	42,776	11.451970	489,869	0.66%	14.52%	5/2/2005
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2008	1,370	6.364575	8,719	0.28%	-36.35%	5/1/2008
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2008	144	6.357067	915	0.30%	-36.43%	5/1/2008
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2008	173,477	6.279727	1,089,389		-37.20%	5/1/2008
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2008	381,658	6.757903	2,579,208	0.96%	-32.42%	5/1/2008
(Continued)

51

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2008	80,272	$6.814966	$547,051	0.00%	-46.42%
2007	57,310	12.718919	728,921	0.00%	9.75%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
2008	136,928	7.998530	1,095,222	1.28%	-32.15%
2007	59,678	11.788779	703,531	1.35%	-6.89%
2006	33,060	12.661605	418,593	0.48%	17.29%
2005	13,324	10.794811	143,830	0.22%	7.95%	1/18/2005
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
2008	187,143	8.139096	1,523,175	0.91%	-38.19%
2007	155,600	13.167514	2,048,865	0.11%	2.13%
2006	141,192	12.892586	1,820,330	0.17%	12.04%
2005	49,848	11.507293	573,616	0.00%	15.07%	1/18/2005
Nationwide VIT - Nationwide Fund - Class I (TRF)
2008	499,130	7.803097	3,894,760	1.46%	-41.55%
2007	386,326	13.351018	5,157,845	1.14%	8.18%
2006	222,556	12.341341	2,746,639	1.31%	13.63%
2005	25,358	10.861219	275,419	0.93%	8.61%	1/18/2005
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
2008	446	5.182412	2,311	0.00%	-48.18%	5/1/2008
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)
2008	561,555	6.176544	3,468,469	0.40%	-38.23%	5/1/2008
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
2008	6,493	9.943310	64,562	1.81%	-0.57%	5/1/2008
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
2008	25,239	8.454726	213,389	0.00%	-48.59%
2007	22,160	16.444438	364,409	0.00%	20.19%
2006	47,156	13.682536	645,214	0.00%	11.08%
2005	14,102	12.317458	173,701	0.00%	23.17%	5/2/2005
Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)
2008	38,980	8.263942	322,128	0.00%	-41.29%
2007	34,344	14.076100	483,430	0.00%	22.49%
2006	17,260	11.492027	198,352	0.35%	-0.29%
2005	7,080	11.525230	81,599	0.00%	15.25%	1/18/2005
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
2008	291,644	7.589375	2,213,395	1.98%	-36.99%
2007	443,340	12.044718	5,339,905	1.82%	-2.22%
2006	277,886	12.317759	3,422,933	1.96%	15.91%
2005	70,808	10.627448	752,508	1.76%	6.27%	1/18/2005
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
2008	172,052	9.279073	1,596,483	7.95%	-17.29%
2007	151,972	11.218961	1,704,968	4.91%	4.62%
2006	28,788	10.723071	308,696	4.72%	4.84%
2005	12,746	10.228234	130,369	3.05%	2.28%	1/18/2005
Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
2008	18,683	5.646840	105,500	4.61%	-43.53%	5/1/2008
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
2008	43,853	8.019658	351,684	0.00%	-46.44%
2007	294,064	14.972222	4,402,791	2.13%	3.21%
2006	175,676	14.506093	2,548,372	0.39%	23.45%
2005	19,008	11.750261	223,349	0.23%	17.50%	5/2/2005

(Continued)

52

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
2008	38,449	$7.206627	$277,088	1.00%	-45.95%
2007	34,958	13.332382	466,073	0.38%	3.05%
2006	32,076	12.937253	414,975	0.50%	10.94%
2005	13,062	11.661977	152,329	0.00%	16.62%	5/2/2005
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
2008	11,100	6.760031	75,036	0.00%	-39.47%
2007	13,816	11.168606	154,305	0.00%	0.52%
2006	11,400	11.111353	126,669	0.00%	5.25%
2005	7,116	10.556851	75,123	0.00%	5.57%	1/18/2005
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
2008	59,850	8.193158	490,361	0.39%	-39.44%
2007	480,500	13.529389	6,500,871	0.10%	7.61%
2006	255,116	12.572219	3,207,374	0.11%	13.70%
2005	35,240	11.057136	389,653	0.00%	10.57%	1/18/2005
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
2008	135,069	7.179944	969,789	0.13%	-45.52%
2007	103,734	13.178440	1,367,052	0.19%	14.15%
2006	78,600	11.544928	907,431	0.24%	7.95%
2005	26,486	10.694866	283,264	0.00%	6.95%	1/18/2005
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
2008	189,933	9.026171	1,714,367	1.40%	-40.19%
2007	140,074	15.092302	2,114,039	1.12%	6.34%
2006	106,424	14.192798	1,510,454	0.66%	17.69%
2005	35,974	12.059670	433,835	0.00%	20.60%	5/2/2005
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
2008	57,935	2.039384	118,152	6.20%	-78.89%
2007	31,936	9.661022	308,534	0.00%	-3.39%	5/1/2007
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
2008	17,970	2.396292	43,060	8.02%	-78.67%
2007	22,958	11.235173	257,937	7.79%	-0.10%
2006	29,360	11.246592	330,200	5.49%	9.42%
2005	13,472	10.278092	138,466	0.00%	2.78%	1/18/2005
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
2008	271,823	8.075736	2,195,170	0.51%	-37.83%
2007	182,024	12.989416	2,364,385	0.27%	-1.21%
2006	121,838	13.148448	1,601,981	0.09%	15.00%
2005	22,356	11.433673	255,611	0.00%	14.34%	1/18/2005
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
2008	519,435	7.938976	4,123,782	1.41%	-38.47%
2007	420,354	12.902441	5,423,593	0.81%	4.42%
2006	290,410	12.355835	3,588,258	0.63%	15.02%
2005	57,526	10.741901	617,939	0.00%	7.42%	1/18/2005
Putnam VT - Growth and Income Fund - Class IB (PVGIB)
2008	703	7.106768	4,996	2.14%	-38.70%
2007	474	11.592654	5,495	1.38%	-6.04%
2006	434	12.337654	5,355	1.51%	15.91%
2005	236	10.644129	2,512	0.00%	6.44%	1/18/2005

(Continued)

53

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Putnam VT - Voyager Fund - Class IB (PVTVB)
2008	258	$7.512177	$1,938	0.00%	-37.03%
2007	292	11.929998	3,484	0.00%	5.52%
2006	290	11.305866	3,279	0.10%	5.44%
2005	262	10.722995	2,809	0.00%	7.23%	1/18/2005
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
2008	380,406	7.980543	3,035,846	0.13%	-42.65%
2007	203,460	13.915435	2,831,234	0.12%	12.49%
2006	49,464	12.370493	611,894	0.35%	9.33%
2005	9,310	11.314946	105,342	0.19%	13.15%	5/2/2005
T. Rowe Price Equity Income Portfolio - II (TREI2)
2008	230,664	8.287351	1,911,594	2.19%	-36.26%
2007	182,422	13.002714	2,371,981	1.63%	3.03%
2006	64,100	12.620348	808,964	1.58%	18.65%
2005	17,336	10.636871	184,401	1.53%	6.37%	5/2/2005
T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
2008	104,103	11.230967	1,169,177	3.75%	1.31%
2007	81,628	11.086232	904,947	3.94%	5.23%
2006	12,266	10.535464	129,228	3.83%	4.03%
2005	812	10.127763	8,224	1.18%	1.28%	5/2/2005
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
2008	171,093	10.218734	1,748,354	3.51%	-10.20%
2007	247,428	11.380012	2,815,734	3.58%	5.45%
2006	123,478	10.791549	1,332,519	3.92%	3.73%
2005	16,248	10.403391	169,034	0.20%	4.03%	1/18/2005
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
2008	243,398	8.656213	2,106,905	3.49%	-37.89%
2007	222,042	13.937607	3,094,734	1.13%	-17.07%
2006	137,238	16.806589	2,306,503	0.97%	38.04%
2005	40,850	12.174767	497,339	0.22%	21.75%	1/18/2005

2008	Contract owners’ equity		$167,434,335
2007	Contract owners’ equity		$187,786,831
2006	Contract owners’ equity		$101,882,320
2005	Contract owners’ equity		$29,184,634

*	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contractholder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
**	This represents the total return for the period indicated. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
^	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.

54

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of (loss) income, changes in shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2008. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.

/s/ KPMG LLP
Columbus, Ohio
March 2, 2009

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of (Loss) Income

(in millions)

	Years ended December 31,
	2008	2007	2006
Revenues:
Policy charges	$1,168.0	$1,208.3	$1,132.6
Premiums	283.5	291.7	308.3
Net investment income	1,687.0	1,975.8	2,058.5
Net realized investment (losses) gains	(1,439.3)	(166.2)	7.1
Other income	6.4	7.5	0.2

Total revenues	1,705.6	3,317.1	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	1,130.6	1,262.6	1,330.1
Benefits and claims	660.3	479.3	450.3
Policyholder dividends	26.4	24.5	25.6
Amortization of deferred policy acquisition costs	674.5	368.5	450.3
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	61.8	70.0	65.5
Other operating expenses	516.1	529.5	536.8

Total benefits and expenses	3,069.7	2,734.4	2,858.6

(Loss) income from continuing operations before federal income tax (benefit) expense	(1,364.1)	582.7	648.1
Federal income tax (benefit) expense	(534.3)	128.5	28.7

(Loss) income from continuing operations	(829.8)	454.2	619.4
Cumulative effect of adoption of accounting principle, net of taxes	—	(6.0)	—

Net (loss) income	$(829.8)	$448.2	$619.4

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2008	2007
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $21,820.9 and $24,021.2)	$19,247.2	$23,933.4
Equity securities (amortized cost $30.9 and $69.6)	26.5	72.9
Mortgage loans on real estate, net	7,189.9	7,615.4
Short-term investments, including amounts managed by a related party	2,780.9	959.1
Other investments	1,305.5	1,330.8

Total investments	30,550.0	33,911.6

Cash	36.7	1.3
Accrued investment income	300.9	314.3
Deferred policy acquisition costs	4,423.9	3,997.4
Other assets	2,564.0	1,638.9
Separate account assets	46,936.9	69,676.5

Total assets	$84,812.4	$109,540.0

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$32,536.3	$31,998.4
Short-term debt	249.7	285.3
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,110.5	2,642.6
Separate account liabilities	46,936.9	69,676.5

Total liabilities	82,533.4	105,302.8

Shareholder’s equity:
Common stock ($1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares)	3.8	3.8
Additional paid-in capital	613.2	274.4
Retained earnings	2,973.2	4,049.5
Accumulated other comprehensive loss	(1,311.2)	(90.5)

Total shareholder’s equity	2,279.0	4,237.2

Total liabilities and shareholder’s equity	$84,812.4	$109,540.0

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income (loss)	Total shareholder’s equity
Balance as of December 31, 2005	3.8	274.4	3,894.4	93.6	4,266.2

Dividends to NFS	—	—	(375.0)	—	(375.0)

Comprehensive income:
Net income	—	—	619.4	—	619.4
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					554.5

Balance as of December 31, 2006	3.8	274.4	4,138.8	28.7	4,445.7

Dividends to NFS	—	—	(537.5)	—	(537.5)

Comprehensive income:
Net income	—	—	448.2	—	448.2
Other comprehensive loss, net of taxes	—	—	—	(119.2)	(119.2)

Total comprehensive income					329.0

Balance as of December 31, 2007	$3.8	$274.4	$4,049.5	$(90.5)	$4,237.2

Dividends to NFS			(246.5)		(246.5)
Capital contributed by NFS		338.8			338.8

Comprehensive income:
Net loss			(829.8)		(829.8)
Other comprehensive loss, net of taxes				(1,220.7)	(1,220.7)

Total comprehensive loss					(2,050.5)

Balance as of December 31, 2008	$3.8	$613.2	$2,973.2	$(1,311.2)	$2,279.0

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2008	2007	2006
Cash flows from operating activities:
Net (loss) income	$(829.8)	$448.2	$619.4
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Net realized investment losses (gains)	1,439.3	166.2	(7.1)
Interest credited to policyholder accounts	1,130.6	1,262.6	1,330.1
Capitalization of deferred policy acquisition costs	(572.2)	(612.6)	(569.6)
Amortization of deferred policy acquisition costs	674.5	368.5	450.3
Amortization and depreciation	6.7	22.3	46.6
Decrease (increase) in other assets	64.5	557.4	(336.2)
(Decrease) increase in policy and other liabilities	(226.1)	(331.8)	54.1
(Increase) decrease in derivative assets	(1,030.7)	(146.9)	38.2
Increase in derivative liabilities	153.9	101.5	174.7
Other, net	3.7	8.5	0.1

Net cash provided by operating activities	814.4	1,843.9	1,800.6

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	3,935.6	4,379.8	5,128.6
Proceeds from sale of securities available-for-sale	4,185.2	4,657.5	2,267.3
Proceeds from repayments or sales of mortgage loans on real estate	763.1	2,467.7	2,430.8
Cost of securities available-for-sale acquired	(6,831.8)	(8,008.3)	(5,658.9)
Cost of mortgage loans on real estate originated or acquired	(358.7)	(1,887.0)	(2,180.4)
Net decrease (increase) in short-term investments	(1,827.0)	762.9	(125.4)
Collateral received (paid), net	603.4	(175.6)	(332.6)
Other, net	(34.0)	(68.6)	52.1

Net cash provided by investing activities	435.8	2,128.4	1,581.5

Cash flows from financing activities:
Net increase (decrease) in short-term debt	(35.6)	210.1	(167.1)
Capital contributed by NFS	153.4	—	—
Cash dividends paid to NFS	(181.8)	(537.5)	(375.0)
Investment and universal life insurance product deposits and other additions	3,511.1	3,586.1	3,400.8
Investment and universal life insurance product withdrawals and other deductions	(4,795.9)	(7,230.2)	(6,241.2)
Other, net	134.0	—	—

Net cash used in financing activities	(1,214.8)	(3,971.5)	(3,382.5)

Net increase (decrease) in cash	35.4	0.8	(0.4)
Cash, beginning of period	1.3	0.5	0.9

Cash, end of period	$36.7	$1.3	$0.5

Supplemental Non-cash Disclosure:
Dividends paid to NFS	$(64.6)	$—	$—
Capital contributed by NFS	185.4	—	—
See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2008, 2007 and 2006

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

On August 6, 2008, NFS entered into a definitive agreement for NMIC, and Nationwide Corporation (Nationwide Corp.)., to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash. The transaction closed on January 1, 2009 and NFS became a privately held subsidiary of Nationwide Corp.

Wholly-owned subsidiaries of NLIC as of December 31, 2008 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers. The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

As of December 31, 2008 and 2007, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivative resulting from living benefit contracts; and federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company determined that certain cash flows related to future policy benefits and claims totaling $111.9 million for the three months ended March 31, 2008, which were included as cash flows provided by operating activities on the condensed consolidated statements of cash flows in the applicable Quarterly Report on Form 10-Q, should have been presented as financing activities. The net cash provided by operating activities for the three months ended March 31, 2008 as originally filed and revised was $351.1 million and $239.2 million, respectively. The net cash used in financing activities for the three months ended March 31, 2008 as originally filed and revised was $368.9 million and $257.0 million, respectively. They will be presented in that manner on a comparative basis in the 2009 filings. The consolidated statement of cash flows for 2008 included in this filing reflects the revised presentation described above.

Certain items in the 2007 and 2006 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of (loss) income, and the minority interest liability is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions were eliminated in consolidation.

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive (loss) income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

For fixed maturity and marketable equity securities for which market quotations generally are available, the Company generally uses independent pricing services to assist in determining the fair value measurement. For certain fixed maturity securities not priced by independent services (generally private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. The Company also utilized broker quotes in pricing securities or to validate modeled prices.

For mortgage-backed securities (MBSs), the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For debt securities not subject to Emerging Issues Task Force Issue (EITF) No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets, as amended by Financial Accounting Standards Board (FASB) Staff Position (FSP) EITF 99-20-1 (EITF 99-20), as well as debt securities subject to EITF 99-20, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is probable that the Company will not recover all contractual amounts when due. Furthermore, equity securities may experience other-than-temporary impairments based on prospects of recovery in a reasonable period of time. Many criteria are considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

In addition to the above, for certain beneficial interests in securitized financial assets with contractual cash flows, including asset-backed securities (ABSs), EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been , or if it is probable that, an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Changes in the valuation allowance are recorded in net realized investment gains and losses. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in net realized investment gains and losses. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in net realized investment gains and losses.

The Company enters into interest rate swaps to hedge the variability in cash flows and investment income due to changes in the benchmark interest rates on variable rate assets and liabilities. The Company also enters into cross-currency interest rate swaps to eliminate the currency risk on variable rate and fixed rate foreign denominated assets. Derivative instruments classified as cash flow hedges are carried at fair value, with the effective portion of changes in fair value recorded in other comprehensive income and the ineffective portion recorded in net realized investment gains and losses.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder accounts consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as net realized investment gains and losses, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap is not effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. The Company carries cash and cash equivalents at cost, which approximates fair value.

(f) Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. The Company reviews this assumption, like others, as part of its annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period. See below for a discussion of 2008 and 2007 assumption changes that impacted DAC amortization and related balances.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process. See below for a discussion of 2008 and 2007 assumption changes that impacted DAC amortization and related balances.

During the second quarter of 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses. The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends. Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Accordingly, the second quarter 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance. This unlocking resulted in a net increase in DAC and a benefit to DAC amortization and other related balances totaling $221.6 million pre-tax, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $196.4 million; Retirement Plans - $10.5 million; and Individual Protection - $14.7 million. First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date). Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%. This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period. The combination of resetting these two factors resulted in a $167.0 million increase in DAC and benefit to DAC amortization and other related balances. The impact of changing the annual net separate account growth rate from 0% to 7% during the three-year reversion period had a much larger effect on the DAC balance when compared to the 1% incremental change in the long-term assumption for net separate account investment performance. The remainder of the increase in DAC and benefit to DAC amortization and other related balances resulting from the DAC unlocking process primarily was related to the recorded balance of individual variable annuity DAC falling outside the Company’s preset parameters for the prescribed period, which was driven by favorable market performance in excess of the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a $78.8 million increase in DAC and benefit to DAC amortization and other related balances. This was partially offset by a $24.2 million decrease in DAC and increase in DAC amortization and other related balances due to increasing estimated lapse rates for fixed annuity and BOLI products.

During the second quarter of 2007, the Company added a new feature to its existing guaranteed minimum withdrawal benefit rider, Lifetime Income (L.inc). This new feature resulted in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to the American Institute of Certified Public Accountants’ (AICPA) Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). As a result, the Company eliminated existing DAC and other related balances resulting in a $135.0 million pre-tax charge.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked. The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment. Therefore, in the second quarter of 2008, the Company recorded the following pre-tax adjustments: 1) a decrease in DAC and additional DAC amortization of $13.4 million; 2) a decrease in other assets and additional benefits and claims of $0.6 million; and 3) a decrease in unearned revenue liability and additional administrative fees of $3.1 million. The net impact of this activity was a $10.9 million unfavorable pre-tax adjustment to net income in the second quarter of 2008, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $9.4 million unfavorable; Retirement Plans - $2.3 million unfavorable; and Individual Protection - $0.8 million favorable.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177.2 million pre-tax in the Individual Investments segment. During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns. Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243.1 million pre-tax in the Individual Investments segment. The Company continues to use the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described above. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters. Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than assumed.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

(g) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value primarily based on market quotations of the underlying securities. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of (loss) income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(h) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the Company’s medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(i) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2008 (6% in 2007 and 8% in 2006), 44% of the number of life insurance policies in force in 2008 (48% in 2007 and 50% in 2006) and 7% of life insurance statutory premiums in 2008 (7% in 2007 and 5% in 2006). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(j) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of (loss) income. Management has established reserves in accordance with FIN 48 based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(k) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

(l) Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes the impact of the change in accounting principle described above for the years ended December 31:

(in millions)	2007	2006
Other operating expenses	$2.8	$5.0
Net income	(1.9)	(3.1)
The cumulative effect of the change on retained earnings as of January 1, 2006 was an $11.0 million increase.

(3)	Recently Issued Accounting Standards
In January 2009, the FASB issued FSP EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 (FSP EITF 99-20-1). FSP EITF 99-20-1 amends the impairment guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to achieve more consistent determination of whether an other-than-temporary impairment has occurred. FSP EITF 99-20-1 is effective for interim and annual reporting periods ending after December 15, 2008, and will be applied prospectively. Retrospective application to a prior interim or annual reporting period is not permitted. The Company will adopt FSP EITF 99-20-1 effective December 31, 2008 and will apply the standard prospectively, as is required.

In December 2008, the FASB issued FSP FAS 132R-1, Employers’ Disclosures about Postretirement Benefit Plan Assets (FSP FAS 132R-1). FSP FAS 132R-1 amends FASB Statement No. 132 revised 2003, Employers’ Disclosures about Pensions and Other Postretirement Benefits, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of FSP FAS 132R-1 related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. FSP FAS 132R-1 will have no impact on the Company’s disclosures.

In December 2008, the FASB issued FSP FAS 140-4 and FIN 46R-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities, (FSP FAS 140-4 and FIN 46R-8). FSP FAS 140-4 and FIN 46R-8 amends FASB Statement No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, to require public entities to provide additional disclosures about transfers of financial assets. It also amends FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities, to require public enterprises, including sponsors that have a variable interest in a variable interest entity, to provide additional disclosures about their involvement with variable interest entities. This FSP will be effective for the first reporting period (interim or annual) ending after December 15, 2008. The Company adopted FSP FAS 140-4 and FIN 46R-8 effective December 31, 2008. See Note 17 for the required disclosures.

In November 2008, the FASB Board ratified the Emerging Issues Task Force’s consensus EITF 08-7, Accounting for Defensive Intangible Assets (EITF 08-7). EITF 08-7 requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting. In doing so, the asset should not be included as part of the cost of an entity’s existing intangible asset(s) because the defensive intangible asset is separately identifiable. EITF 08-7 is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. EITF 08-7 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption. The Company will adopt EITF 08-7 effective January 1, 2009 and will apply it prospectively for intangible assets acquired on or after that date.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In November 2008, the FASB Board ratified the Emerging Issues Task Force’s consensus EITF 08-6, Equity Method Investment Accounting Considerations (EITF 08-6). EITF 08-6 clarifies how to account for certain transactions and impairment considerations involving equity method investments. Specifically, EITF 08-6 notes: 1) an entity shall measure its equity method investment initially at cost 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 19(h) of Opinion 18 and an equity method investor shall not separately test an investee’s underlying indefinite-lived intangible asset(s) for impairment 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee’s share issuance shall be recognized in earnings. This Issue shall be is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company will adopt EITF 08-6 effective January 1, 2009 and will apply the standard prospectively, as is required.

In October 2008, the FASB issued FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active (FSP FAS 157-3). FSP FAS 157-3 clarifies the application of SFAS No. 157, Fair Value Measurements (SFAS 157), in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. FSP FAS 157-3 was effective upon issuance and was adopted by the Company effective September 30, 2008. The adoption of FSP FAS 157-3 did not have a material impact on the Company’s financial position or results of operations.

In September 2008, the FASB issued FSP FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (FSP FAS 133-1 and FIN 45-4). FSP FAS 133-1 and FIN 45-4 requires additional disclosure about credit derivatives including their nature, potential amount of future payments, fair value, recourse provisions and current status of the payment/performance risk. FSP FAS 133-1 and FIN 45-4 also requires the disclosure of the current status of the payment/performance risk of a guarantee subject to FASB Interpretation (FIN) No. 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others – an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34. FSP FAS 133-1 and FIN 45-4 is effective for reporting periods ending after November 15, 2008. The Company adopted FSP FAS 133-1 and FIN 45-4 effective for the December 31, 2008 reporting period. See Note 5 for the required disclosures

In May 2008, the FASB issued SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles (SFAS 162). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements of nongovernmental entities that are presented in conformity with U.S. GAAP (the GAAP hierarchy). SFAS 162 will be effective 60 days following the approval by the United States Securities and Exchange Commission (SEC) of the Public Company Accounting Oversight Board amendments to AU Section 411, The Meaning of Present Fairly in Conformity With Generally Accepted Accounting Principles. The adoption of SFAS 162 did not the C result in a change in its current practices.

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (SFAS 161). SFAS 161 amends and expands the disclosure requirements of SFAS 133 with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company currently is evaluating the new disclosures required under SFAS 161 and will adopt it March 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In February 2008, the FASB issued FSP FAS 157-2, Effective Date of FASB Statement No. 157 (FSP FAS 157-2). This FSP delays the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FSP FAS 157-2 applies to nonfinancial assets and liabilities, except for items that are recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance. The Company has not yet applied the provisions of SFAS 157 to the nonfinancial assets and liabilities within the scope of FSP FAS 157-2. However, the Company does not expect such application to have a material impact on its financial position or results of operations.

In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, SFAS 141R establishes principles and requirements for how the acquirer: 1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control. SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company will adopt SFAS 141R effective January 1, 2009 and will apply it to any business combination on or after that date.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51 (SFAS 160). The objective of SFAS 160 is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. SFAS 160 also amends certain consolidation procedures prescribed by Accounting Research Bulletin No. 51, Consolidated Financial Statements, for consistency with the requirements of SFAS 141R. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. Earlier adoption is prohibited. The Company will adopt SFAS 160 effective January 1, 2009 and will apply it to any acquisitions or dispositions of noncontrolling interests on or after that date.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor). In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of SOP 07-1 were to be effective for fiscal years beginning on or after December 15, 2007. On February 14, 2008, the FASB issued FSP SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1. The Company will monitor the FASB and AICPA deliberations regarding this standard.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In April 2007, the FASB issued FSP FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1). FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted. The Company adopted FSP FIN 39-1 effective January 1, 2008. The Company elected to present the fair value of cash collateral received separate from the obligation to return the collateral. The adoption of FSP FIN 39-1 did not impact the Company’s financial position or results of operations.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company adopted SFAS 159 for commercial mortgage loans held for sale effective January 1, 2008, which did not have a material impact on the Company’s financial position or results of operations. The Company will assess the fair value election for new financial assets or liabilities on a prospective basis. See Note 4 for disclosures required by SFAS 159.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. The Company adopted SFAS 158 effective December 31, 2006. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Company’s financial position or results of operations. See Note 4 for disclosures required by SFAS 157.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In September 2006, the SEC issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. The Company adopted SAB 108 effective December 31, 2006. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156). SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006. The Company adopted SFAS 156 effective January 1, 2007. SFAS 156 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS 155 effective January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In September 2005, AcSEC issued SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 did not have any impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(4)	Fair Value Measurements
Fair Value Option

As described in Note 3, the Company adopted SFAS 159 effective January 1, 2008 and elected SFAS 159 fair value treatment for commercial mortgage loans held for sale. Accordingly, the Company now records in earnings all market fluctuations associated with this portfolio. The Company previously recorded such loans at the lower of cost or market value. Balances for these loans will be measured at fair value prospectively with unrealized gains and losses included as a component of net realized investment gains and losses. The Company will assess the fair value option election for new financial assets or liabilities on a prospective basis.

Fair Value Hierarchy

As described in Note 3, the Company adopted SFAS 157 effective January 1, 2008. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

In accordance with SFAS 157, the Company categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include U.S. Treasury and agency securities, equity securities listed in active markets, investments in publicly traded mutual funds with quoted market prices, and listed derivatives.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith of the government, municipal bonds, structured notes and certain MBSs and ABSs, certain corporate debt, certain private placement investments, and certain derivatives, including basis swaps and commodity total return swaps.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain MBSs and ABSs, certain corporate debt, certain private placement investments, certain mutual fund holdings, and certain derivatives, including embedded derivatives associated with living benefit contracts.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$561.3	$10.0	$—	$571.3
Obligations of states and political subdivisions	—	217.1	—	217.1
Debt securities issued by foreign governments	—	38.9	—	38.9
Corporate securities	—	10,135.7	1,220.8	11,356.5
Mortgage-backed securities	520.8	1,936.4	2,219.6	4,676.8
Asset-backed securities	—	1,218.4	1,168.2	2,386.6

Total fixed maturity securities	1,082.1	13,556.5	4,608.6	19,247.2
Equity securities	1.4	15.2	9.9	26.5

Total securities available-for-sale	1,083.5	13,571.7	4,618.5	19,273.7

Mortgage loans held for sale1	—	—	124.5	124.5
Short-term investments	36.2	2,744.7	—	2,780.9

Total investments	1,119.7	16,316.4	4,743.0	22,179.1

Cash	36.7	—	—	36.7
Derivative assets2	—	708.5	597.6	1,306.1
Separate account assets3.5	9,530.3	35,270.0	2,136.6	46,936.9

Total assets	$10,686.7	$52,294.9	$7,477.2	$70,458.8

Liabilities
Future policy benefits and claims4	$—	$—	$(1,739.7)	$(1,739.7)
Derivative liabilities2	(6.0)	(385.9)	(4.2)	(396.1)

Total liabilities	$(6.0)	$(385.9)	$(1,743.9)	$(2,135.8)

1	Carried at fair value as elected under SFAS 159.
2	Comprised of interest rate swaps, cross-currency interest rate swaps, credit default swaps, other non-hedging instruments, equity option contracts and interest rate futures contracts.
3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
4
Related to embedded derivatives associated with living benefit contracts. The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2007	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2008
Assets
Investments:
Securities available-for-sale3 :
Fixed maturity securities
Corporate securities	$1,429.5	$(179.4)	$(230.7)	$(360.3)	$816.6	$(254.9)	$1,220.8	$—
Mortgage-backed securities	176.6	(283.4)	(556.9)	(139.8)	3,029.4	(6.3)	2,219.6	—
Asset-backed securities	754.4	(382.4)	(539.0)	11.3	1,469.8	(145.9)	1,168.2	—

Total fixed maturity securities	2,360.5	(845.2)	(1,326.6)	(488.8)	5,315.8	(407.1)	4,608.6	—
Equity securities	1.4	(54.9)	(5.7)	28.7	40.4	—	9.9	—

Total securities available-for-sale	2,361.9	(900.1)	(1,332.3)	(460.1)	5,356.2	(407.1)	4,618.5	—
Mortgage loans held for sale	86.1	(49.3)	—	87.7	—	—	124.5	(49.3)
Short-term investments	371.9	—	—	—	—	(371.9)	—	—

Total investments	2,819.9	(949.4)	(1,332.3)	(372.4)	5,356.2	(779.0)	4,743.0	(49.3)

Derivative assets	166.6	405.4	4.4	21.2	—	—	597.6	394.0
Separate account assets4.6	2,258.3	310.1	—	509.4	16.8	(958.0)	2,136.6	333.9

Total assets	$5,244.8	$(233.9)	$(1,327.9)	$158.2	$5,373.0	$(1,737.0)	$7,477.2	$678.6

Liabilities
Future policy benefits and claims5	$(128.9)	$(1,602.1)	$—	$(8.7)	$—	$—	$(1,739.7)	$1,602.1
Derivative liabilities	(16.3)	3.9	—	8.2	—	—	(4.2)	(12.0)

Total liabilities	$(145.2)	$(1,598.2)	$—	$(0.5)	$—	$—	$(1,743.9)	$1,590.1

1	Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments.
2	Includes changes in market value of certain instruments.
3
Includes non-investment grade collateralized mortgage obligations, MBSs and ABSs, ABS trust preferred notes, certain counterparty or internally priced securities, and securities that are at or near default based on designations assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC Designations). Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

5
Relates to GMAB, GMWB and EIA embedded derivatives associated with contracts with living benefit riders. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial risk assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses observable inputs, such as published swap rates, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are based on actual experience.

6	The value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Transfers

The Company will review its fair value hierarchy classifications quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. These reclassifications will be reported as transfers in/out of Level 3 in the beginning of the period in which the change occurs. During 2008, certain of the Company’s investments in corporate securities, MBSs and ABSs were considered to be in inactive markets, due to concerns in the securities markets and resulting lack of liquidity. As a result, there have been significant changes in certain inputs which led to transfers into Level 3. During 2008, additional observable inputs were obtained on assets previously considered Level 3, which led to transfers out of that category.

Fair Value on a Nonrecurring Basis

The Company did not have any material assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

Financial Instruments Not Carried at Fair Value

SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107) requires additional disclosures of fair value information of financial instruments. The following include disclosures for the other financial instruments not carried at fair value and not included in the above SFAS 157 disclosure.

In estimating fair value for its SFAS 107 disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective market interest rate. In the current year, mortgage loans held for sale are included in the above SFAS 157 disclosure, as the Company elected to carry these assets at fair value under SFAS 159 (effective January 1, 2008).

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt: The fair values for senior notes are based on quoted market prices. The fair values of the junior subordinated debentures issued to a related party are based on quoted market prices of the capital securities of Nationwide Financial Services Capital Trust I (Trust I), which approximate the fair value of this obligation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2008		2007
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$7,065.4	$6,335.3	$7,615.4	$7,659.9
Policy loans	767.4	767.4	687.9	687.9

Liabilities
Investment contracts	(24,978.2)	(18,905.4)	(24,671.0)	(23,084.7)
Short-term debt	(249.7)	(249.7)	(285.3)	(285.3)
Long-term debt, payable to NFS	(700.0)	(568.7)	(700.0)	(751.3)

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate the risk from this mismatch, the Company enters into various types of derivative instruments, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then more closely match the variable rate paid on the liability.

As a result of entering into fixed rate commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to funding of the loans. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. With short U.S. Treasury futures or pay fixed interest rate swaps, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company periodically purchases variable rate investments such as commercial mortgage loans and corporate bonds. As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps. In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s MTN program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in the fair value of liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps.

The Company is exposed to changes in the fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in a foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of a fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in a foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of separate account assets are a significant source of revenue to the Company. As of December 31, 2008, approximately 71% of separate account assets were invested in equity mutual funds (approximately 82% as of December 31, 2007). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate amortization of DAC.

The Company’s long-term assumption for net separate account returns is 7% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than if the Company’s long-term assumption for net separate account returns were realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine the need for unlocking. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

In an effort to mitigate this risk, the Company implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the designated GMDB obligation. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic and accounting hedges are not perfectly offset. Therefore, the economic hedging activity is likely to lead to earnings volatility. As of December 31, 2008 and 2007, the Company’s net amount at risk was $8,718.7 million and $519.9 million before reinsurance, respectively, and $7,329.9 million and $317.2 million net of reinsurance, respectively. As of December 31, 2008 and 2007, the Company’s reserve for GMDB claims was $247.9 million and $38.9 million, respectively.

The Company also offers certain variable annuity products with guaranteed minimum accumulation benefit (GMAB), guaranteed lifetime withdrawal benefit (GLWB) and hybrid GMAB/GLWB riders (collectively referred to as living benefits). A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the time of issuance of a variable annuity contract. In some cases, the contractholder also has the option, after a specified time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the terms in the GMAB rider limit policyholder asset allocation by either (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company.

Beginning in March 2005, the Company began offering a hybrid GMAB/GLWB through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit election at the end of the GMAB feature. Upon maturity of the GMAB, the contractholder can elect the lifetime withdrawal benefit, which would continue for the duration of the insured’s life; elect a new CPPLI rider; or drop the rider completely and continue the variable annuity contract without any rider. If the lifetime withdrawal benefit is elected and the insured’s contract value is exhausted through such withdrawals and market conditions, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contractholder has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.inc), a stand-alone GLWB, to complement CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above in that L.inc and CPPLI both have guaranteed withdrawal rates that increase based on the age at which the contractholder begins taking income. The withdrawal rates are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration. Generally, the longer the contractholder waits before commencing withdrawals, the greater the guaranteed lifetime income. One key difference between L.inc and CPPLI is that the charge associated with L.inc is assessed against the benefit base. This is a risk mitigation feature as it alleviates much of the uncertainty around account performance and customer withdrawal patterns, both of which can lead to lower than expected revenue streams if the charge were assessed on account value. In June 2007, the Company added a feature to L.inc to allow for a lump settlement in lieu of lifetime withdrawals in certain situations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2008 and 2007, the net balance of the embedded derivatives for living benefits was a liability of $1.70 billion and $91.9 million, respectively. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes any such claims would be mitigated by its economic hedging program.

Similar to the Company’s economic hedging for GMDBs, the living benefits features are also being economically hedged. The primary risks being hedged are the exposures associated with declining equity market returns and downward interest rate movements. The Company employs a variety of instruments to mitigate this exposure including S&P 500 Index futures, U.S. Treasury futures, interest rate swaps and long-dated over-the-counter put options. The positions used in the economic hedging program are not designated as hedges and, therefore, hedge accounting is not applied. The living benefits hedging program is designed to offset changes in the economic value of the living benefits obligation to contractholders. Changes in the fair value of the embedded derivatives are likely to create volatility in earnings. The hedging activity associated with changes in the economic value of the living benefits obligations will likely mitigate a portion of this earnings volatility.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection is not designated for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2008, 2007 and 2006, a net gain of $8.3 million, a net loss of $2.4 million and a net gain of $2.9 million, respectively, were recognized in net realized investment gains and losses related to the ineffective portion of fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2008, 2007 and 2006, the ineffective portion of cash flow hedges was a net gain of $3.1 million, a net loss of $1.4 million and a net loss of $1.5 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company entered into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index where delivery of the shares will occur in 2033.

During 2008, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized investment gains and losses for the years ended December 31, 2008, 2007 and 2006 included a net gain of $58.2 million, a net loss of $12.4 million and a net loss of $0.5 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, variable annuity contracts resulted in net losses of $442.5 million, $51.8 million, $11.4 million for the years ended December 31, 2008, 2007, and 2006, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships.

For the years ended December 31, 2008, 2007 and 2006, net losses of $3.6 million, $0.5 million and $10.6 million, respectively, were recorded in net realized investment gains and losses reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. No additional net gains were recorded to reflect the change in spot rates of foreign currency denominated obligations during the year ended December 31, 2008 compared to none for the year ended December 31, 2007, and a net gain of $14.1 million for the year ended December 31, 2006.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2008	2007
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,218.4	$1,692.9
Pay variable/receive fixed rate swaps hedging investments	924.5	21.0
Pay variable/receive variable rate swaps hedging liabilities	200.0	—
Pay fixed/receive variable rate swaps hedging liabilities	1,993.7	1,120.7
Pay variable/receive fixed rate swaps hedging liabilities	3,856.3	343.1
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	343.7	375.5
Hedging foreign currency denominated liabilities	463.4	1,144.1
Credit default swaps	271.2	300.3
Other non-hedging instruments	431.0	518.1
Equity option/futures contracts	3,675.3	2,361.8
Interest rate futures contracts	281.1	371.3

Total	$13,658.6	$8,248.8

The notional value is the amount upon which exchanges of interest are based. Exposure to a counterparty arises if the net expected cash flows are positive, as calculated based on forward interest rate curves and notional contract values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Credit Derivatives

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index. When the Company sells credit protection against a specific creditor or credit index to a counterparty, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor. In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value. In such a contract, a credit event will be defined in the trade settlement documentation and may include, but not be limited to, creditor bankruptcy or restructuring. There are no recourse provisions associated with these contracts.

The Company had exposure to credit protection contracts for the years ended December 31, 2008, 2007 and 2006 and experienced losses of $18.8 million in 2008 and no losses in 2007 or 2006, on such contracts. The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of December 31, 2008 by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
(in millions)	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value
Single sector exposure:
Consumer goods	$—	$—	$6.0	$(0.8)	$—	$—	$6.0	$(0.8)
Financial	—	—	35.0	(5.8)	13.0	(0.5)	48.0	(6.3)
Oil & gas pipelines	10.0	—	15.0	(0.8)	—	—	25.0	(0.8)
Services	—	—	—	—	35.0	(3.0)	35.0	(3.0)
Utilities	4.5	—	—	—	—	—	4.5	—

Total single sector exposure	14.5	—	56.0	(7.4)	48.0	(3.5)	118.5	(10.9)
Index exposure:
Corporate bonds	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total index exposure	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total	$14.5	$—	$56.0	$(7.4)	$158.9	$(3.8)	$229.4	$(11.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$77.3	$20.1	$—	$97.4
U. S. Government agencies1	384.6	89.3	—	473.9
Obligations of states and political subdivisions	223.0	1.5	7.4	217.1
Debt securities issued by foreign governments	33.9	5.0	—	38.9
Corporate securities
Public	8,042.9	85.4	1,040.3	7,088.0
Private	4,589.0	49.5	370.0	4,268.5
Mortgage-backed securities	5,248.2	68.2	639.6	4,676.8
Asset-backed securities	3,222.0	19.7	855.1	2,386.6

Total fixed maturity securities	21,820.9	338.7	2,912.4	19,247.2
Equity securities	30.9	0.7	5.1	26.5

Total securities available-for-sale	$21,851.8	$339.4	$2,917.5	$19,273.7

December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$14.3	$0.4	$124.7
U. S. Government agencies	406.1	61.2	—	467.3
Obligations of states and political subdivisions	245.3	1.6	2.7	244.2
Debt securities issued by foreign governments	40.0	2.5	0.1	42.4
Corporate securities
Public	8,253.8	133.4	161.6	8,225.6
Private	5,474.2	131.7	57.6	5,548.3
Mortgage-backed securities	5,855.9	31.3	98.4	5,788.8
Asset-backed securities	3,635.1	31.2	174.2	3,492.1

Total fixed maturity securities	24,021.2	407.2	495.0	23,933.4
Equity securities	69.6	4.8	1.5	72.9

Total securities available-for-sale	$24,090.8	$412.0	$496.5	$24,006.3

1	Includes $134.7 million of securities explicitly backed by the full faith and credit of the U.S. Government.
The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. While the Company has the ability and intent to hold available-for-sale debt securities in unrealized loss positions that are not other-than-temporarily impaired until recovery, it may experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Debt securities accounted for under EITF 99-20 may experience other-than-temporary impairment in future periods in the event an adverse change in cash flows is anticipated or probable. Furthermore, equity securities may experience other-than-temporary impairment in the future based on the prospects for recovery in value in a reasonable period. In addition, debt securities may experience other-than-temporary impairment in the future based on the probability that that Company may not be able to receive all contractual payments when due.

The Company held securities issued by institutions in the financial sector with equity-type features, classified as fixed maturity, with estimated fair values of $634.2 million and $674.4 million, and gross unrealized losses of $366.6 million and $28.3 million, as of December 31, 2008 and December 31, 2007, respectively. Of these securities in an unrealized loss position as of December 31, 2008, $104.7 million, or 18%, were in an unrealized loss position for more than one year compared to $149.3 million, or 39%, as of December 31, 2007. As of December 31, 2008, the Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer.

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2008. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,086.7	$1,081.9
Due after one year through five years	6,697.6	6,173.1
Due after five years through ten years	2,704.5	2,537.5
Due after ten years	2,861.9	2,391.4

Subtotal	13,350.7	12,183.9
Mortgage-backed securities	5,248.2	4,676.7
Asset-backed securities	3,222.0	2,386.6

Total	$21,820.9	$19,247.2

The following table presents the components of net unrealized losses on securities available-for-sale as of December 31:

(in millions)	2008	2007
Net unrealized losses, before adjustments and taxes	$(2,578.1)	$(84.5)
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(57.8)	—

Total net unrealized losses, before adjustments and taxes	(2,635.9)	(84.5)
Adjustment to deferred policy acquisition costs	615.9	87.1
Adjustment to future policy benefits and claims	43.8	(77.7)
Deferred federal income tax benefit	691.7	26.1

Net unrealized losses	$(1,284.5)	$(49.0)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table presents an analysis of the net increase in net unrealized (losses) gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2008	2007	2006
Fixed maturity securities	$(2,485.9)	$(166.0)	$(161.0)
Equity securities	(7.7)	(2.6)	(1.1)

Net increase	$(2,493.6)	$(168.6)	$(162.1)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2008:
Fixed maturity securities:
Obligations of states and political subdivisions	$94.9	$3.5	$29.3	$3.9	$124.2	$7.4
Corporate securities
Public	3,678.8	700.8	1,233.6	339.5	4,912.4	1,040.3
Private	2,108.1	262.1	838.6	107.9	2,946.7	370.0
Mortgage-backed securities	592.1	149.1	1,694.3	490.6	2,286.4	639.7
Asset-backed securities	1,026.9	248.6	1,171.4	606.4	2,198.3	855.0

Total fixed maturity securities	7,500.8	1,364.1	4,967.2	1,548.3	12,468.0	2,912.4
Equity securities	11.2	4.9	3.4	0.2	14.6	5.1

Total	$7,512.0	$1,369.0	$4,970.6	$1,548.5	$12,482.6	$2,917.5

% of total gross unrealized losses		47%		53%

December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$16.4	$0.4	$2.6	$—	$19.0	$0.4
U.S. Government agencies	—	—	13.9	—	13.9	—
Obligations of states and political subdivisions	15.4	0.1	149.6	2.6	165.0	2.7
Debt securities issued by foreign governments	11.5	0.1	—	—	11.5	0.1
Corporate securities
Public	2,354.0	95.2	1,966.8	66.4	4,320.8	161.6
Private	680.6	17.1	1,814.7	40.5	2,495.3	57.6
Mortgage-backed securities	1,227.8	23.7	2,466.4	74.7	3,694.2	98.4
Asset-backed securities	1,453.8	127.1	1,078.1	47.1	2,531.9	174.2

Total fixed maturity securities	5,759.5	263.7	7,492.1	231.3	13,251.6	495.0
Equity securities	17.1	1.5	0.1	—	17.2	1.5

Total	$5,776.6	$265.2	$7,492.2	$231.3	$13,268.8	$496.5

% of total gross unrealized losses		53%		47%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company has fixed maturity securities that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired. The Company reviews assets in unrealized loss positions and evaluates whether or not the losses are other-than-temporary. Many criteria are considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security.

As of December 31, 2008, fixed maturity securities that have been in an unrealized loss position for more than one year totaled $1.55 billion, or 53% of the Company’s total unrealized losses on fixed maturity securities. Of this total, $1.31 billion, or 85%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

As of December 31, 2008, 1,913, or 65%, of the Company’s investments in fixed maturity securities were in an unrealized loss position, in comparison to 1,725, or 53%, as of December 31, 2007.

The majority of the increases in the Company’s unrealized losses from December 31, 2007 to 2008 were attributable to corporate securities, MBSs and ABSs. These increased unrealized loss positions primarily were driven by the combined impact of volatility in investment quality ratings and credit spreads, illiquid markets, and interest rate movements. In particular, exposure to the financial sector, including through structured securities such as trust preferred, collateralized loan obligations and collateralized debt obligations, have been significantly affected by negative circumstances in those sectors. It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For fixed maturity securities available-for-sale, the following tables summarize as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed as of December 31, 2008
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
Corporate securities - public and private
99.9% - 95.0%	$50.0	$16.4	$66.4	$1.7	$0.1	$1.8	$51.7	$16.5	$68.2
94.9% - 90.0%	94.0	28.3	122.3	5.2	6.2	11.4	99.2	34.5	133.7
89.9% - 85.0%	82.8	32.2	115.0	7.9	7.3	15.2	90.7	39.5	130.2
84.9% - 80.0%	94.1	27.2	121.3	14.5	7.1	21.6	108.6	34.3	142.9
Below 80.0%	453.1	150.5	603.6	159.6	172.1	331.7	612.7	322.6	935.3

Total	774.0	254.6	1,028.6	188.9	192.8	381.7	962.9	447.4	1,410.3

Mortgage-backed securities
99.9% - 95.0%	1.1	2.9	4.0	—	—	—	1.1	2.9	4.0
94.9% - 90.0%	5.7	14.4	20.1	0.1	—	0.1	5.8	14.4	20.2
89.9% - 85.0%	13.8	23.9	37.7	5.7	—	5.7	19.5	23.9	43.4
84.9% - 80.0%	14.0	40.0	54.0	17.1	10.0	27.1	31.1	50.0	81.1
Below 80.0%	91.5	377.4	468.9	—	22.0	22.0	91.5	399.4	490.9

Total	126.1	458.6	584.7	22.9	32.0	54.9	149.0	490.6	639.6

Asset-backed securities
99.9% - 95.0%	4.9	2.0	6.9	0.4	—	0.4	5.3	2.0	7.3
94.9% - 90.0%	15.5	18.6	34.1	1.0	—	1.0	16.5	18.6	35.1
89.9% - 85.0%	23.3	27.5	50.8	0.3	0.8	1.1	23.6	28.3	51.9
84.9% - 80.0%	15.3	33.7	49.0	0.1	1.0	1.1	15.4	34.7	50.1
Below 80.0%	171.0	513.0	684.0	16.9	9.8	26.7	187.9	522.8	710.7

Total	230.0	594.8	824.8	18.7	11.6	30.3	248.7	606.4	855.1

Other fixed maturity securities1
99.9% - 95.0%	1.3	—	1.3	—	—	—	1.3	—	1.3
94.9% - 90.0%	2.2	—	2.2	—	—	—	2.2	—	2.2
89.9% - 85.0%	—	3.9	3.9	—	—	—	—	3.9	3.9
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	3.5	3.9	7.4	—	—	—	3.5	3.9	7.4

Total fixed maturity securities available-for-sale
99.9% - 95.0%	57.3	21.3	78.6	2.1	0.1	2.2	59.4	21.4	80.8
94.9% - 90.0%	117.4	61.3	178.7	6.3	6.2	12.5	123.7	67.5	191.2
89.9% - 85.0%	119.9	87.5	207.4	13.9	8.1	22.0	133.8	95.6	229.4
84.9% - 80.0%	123.4	100.9	224.3	31.7	18.1	49.8	155.1	119.0	274.1
Below 80.0%	715.6	1,040.9	1,756.5	176.5	203.9	380.4	892.1	1,244.8	2,136.9

Total	$1,133.6	$1,311.9	$2,445.5	$230.5	$236.4	$466.9	$1,364.1	$1,548.3	$2,912.4

1        Includes U.S. Treasury securities, obligations of U.S. Government corporations, U.S. Government agency securities, obligations of state and political subdivisions, and debt issued by foreign governments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

	Period of time for which unrealized loss has existed as of December 31, 2007
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
Corporate securities - public and private
99.9% - 95.0%	$21.2	$43.6	$64.8	$12.9	$5.2	$18.1	$34.1	$48.8	$82.9
94.9% - 90.0%	18.0	30.3	48.3	13.3	4.5	17.8	31.3	34.8	66.1
89.9% - 85.0%	16.5	10.7	27.2	3.1	6.3	9.4	19.6	17.0	36.6
84.9% - 80.0%	2.1	0.4	2.5	3.0	0.2	3.2	5.1	0.6	5.7
Below 80.0%	7.5	—	7.5	14.7	5.7	20.4	22.2	5.7	27.9

Total	65.3	85.0	150.3	47.0	21.9	68.9	112.3	106.9	219.2

Mortgage-backed securities
99.9% - 95.0%	18.6	35.3	53.9	—	—	—	18.6	35.3	53.9
94.9% - 90.0%	5.1	39.4	44.5	—	—	—	5.1	39.4	44.5
89.9% - 85.0%	—	—	—	—	—	—	—	—	—
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	23.7	74.7	98.4	—	—	—	23.7	74.7	98.4

Asset-backed securities
99.9% - 95.0%	14.7	13.2	27.9	0.2	—	0.2	14.9	13.2	28.1
94.9% - 90.0%	26.9	13.7	40.6	—	—	—	26.9	13.7	40.6
89.9% - 85.0%	18.0	8.6	26.6	—	—	—	18.0	8.6	26.6
84.9% - 80.0%	14.2	5.8	20.0	—	—	—	14.2	5.8	20.0
Below 80.0%	53.0	5.8	58.8	0.1	—	0.1	53.1	5.8	58.9

Total	126.8	47.1	173.9	0.3	—	0.3	127.1	47.1	174.2

Other fixed maturity securities1
99.9% - 95.0%	0.6	1.4	2.0	—	—	—	0.6	1.4	2.0
94.9% - 90.0%	—	1.2	1.2	—	—	—	—	1.2	1.2
89.9% - 85.0%	—	—	—	—	—	—	—	—	—
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	0.6	2.6	3.2	—	—	—	0.6	2.6	3.2

Total fixed maturity securities available-for-sale
99.9% - 95.0%	55.1	93.5	148.6	13.1	5.2	18.3	68.2	98.7	166.9
94.9% - 90.0%	50.0	84.6	134.6	13.3	4.5	17.8	63.3	89.1	152.4
89.9% - 85.0%	34.5	19.3	53.8	3.1	6.3	9.4	37.6	25.6	63.2
84.9% - 80.0%	16.3	6.2	22.5	3.0	0.2	3.2	19.3	6.4	25.7
Below 80.0%	60.5	5.8	66.3	14.8	5.7	20.5	75.3	11.5	86.8

Total	$216.4	$209.4	$425.8	$47.3	$21.9	$69.2	$263.7	$231.3	$495.0

1        Includes U.S. Treasury securities, obligations of U.S. Government corporations, U.S. Government agency securities, obligations of state and political subdivisions, and debt issued by foreign governments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

As of December 31, 2008, 27% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 80%. In addition, 84% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC. Of the Company’s investments in unrealized loss positions classified as non-investment grade, 49% have been in an unrealized loss position for less than one year.

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements. For most securities, NAIC ratings are derived from ratings received from nationally recognized rating agencies. The NAIC also assigns ratings to securities that do not receive public ratings. The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 92% and 94% were in the two highest NAIC Designations as of December 31, 2008 and 2007, respectively.

The following table shows the equivalent ratings between the NAIC and nationally recognized rating agencies and summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2008		2007
NAIC designation1	Rating agency equivalent designation2	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
1	Aaa/Aa/A	$13,870.1	$12,497.7	$16,765.5	$16,662.7
2	Baa	5,961.0	5,210.2	5,730.3	5,784.3
3	Ba	1,192.9	953.8	1,101.6	1,078.3
4	B	529.7	366.5	325.0	316.8
5	Caa and lower	166.9	128.9	60.2	52.7
6	In or near default	100.3	90.1	38.6	38.6

	Total	$21,820.9	$19,247.2	$24,021.2	$23,933.4

1        NAIC Designations are assigned at least annually. Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

2        Comparisons between NAIC and Moody’s designations are published by the NAIC. If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.

Recent conditions in the securities markets, including changes in investment quality ratings, liquidity, credit spreads and interest rates, have resulted in declines in the values of investment securities, including corporate debt securities, MBSs and ABSs. When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery. These and other factors also affect the estimated fair value of these securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral. The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages. The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered Sub-prime. The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $1,718.7 million and $1,335.8 million, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $612.7 million and $480.2 million, respectively. As of December 31, 2008, 75% and 84% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better. In addition, 68% and 76% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

In addition, recent market activity has negatively impacted the Company’s investments in commercial mortgage-backed securities (CMBS). These investments in CMBS are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties. Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages. As of December 31, 2008, the amortized cost and estimated fair value of the Company’s investments in CMBS totaled $1.26 billion and $853.0 million, respectively, while the December 31, 2007 amortized cost was $1.10 billion and estimated fair value was $1.08 billion.

Proceeds from the sale of securities available-for-sale during 2008, 2007 and 2006 were $4.19 billion, $4.65 billion and $2.27 billion, respectively. During 2008, gross gains of $32.9 million ($70.0 million and $61.6 million in 2007 and 2006, respectively) and gross losses of $23.9 million ($70.2 million and $64.1 million in 2007 and 2006, respectively) were realized on those sales.

Real estate held for use was $9.8 million and $17.8 million as of December 31, 2008 and 2007, respectively. These assets are carried at cost less accumulated depreciation, which was $2.1 million and $3.6 million as of December 31, 2008 and 2007, respectively. The carrying value of real estate held for sale was $6.8 million as of December 31, 2008 (compared to no real estate held for sale as of December 31, 2007.)

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2008, the Company’s largest exposure to any single borrower, region and property type was 2%, 23% and 34%, respectively, of the Company’s general account mortgage loan portfolio, compared to 2%, 24% and 33%, respectively, as of December 31, 2007.

As of December 31, 2008 and 2007, the carrying value of commercial mortgage loans on real estate considered specifically impaired was $35.4 million and $7.4 million, respectively, for which a $13.6 million and $3.0 million valuation allowance had been established, respectively. No valuation allowance exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2008	2007	2006
Allowance, beginning of period	$23.1	$34.3	$31.1
Net change in allowance	16.4	(11.2)	3.2

Allowance, end of period	$39.5	$23.1	$34.3

The Company has securitized commercial mortgage loans on real estate to third parties. The Company, as the transferor, has continuing involvement in these loans which consists of receiving servicing fees on loans which the Company has transferred.

The Company did not participate in any securitization arrangements during 2008. During 2008, the Company received $0.6 million in servicing fees related to financial assets where there is a continuing involvement from the securitization of commercial mortgage loans on real estate. During 2007, the Company received proceeds of $928.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized losses of $7.3 million on these loans, and received $0.7 million in servicing fees related to loans securitized in 2007 and before. During 2006, the Company received proceeds of $545.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized gains of $5.3 million on these loans, and received $0.4 million in servicing fees related to loans securitized in 2006 and before.

The Company provides a representations and warranties letter to the transferee for each securitization arrangement. If it is found that the Company has made a misrepresentation, it could be required to provide financial support to the transferee or its beneficial interest holders. In 2008 and 2007, the Company was not required to provide any financial or other support that it was not previously contractually required to provide to the transferee or its beneficial interest holders.

The following table summarizes net realized investment (losses) gains from continuing operations by source for the years ended December 31:

(in millions)	2008	2007	2006
Total realized gains on sales, net of hedging losses	$1.9	$65.4	$88.8
Total realized losses on sales, net of hedging gains	(93.1)	(79.9)	(64.8)
Total other-than-temporary and other investment impairments	(1,051.4)	(116.4)	(17.1)
Credit default swaps	(9.8)	(7.5)	(1.1)
Derivatives and embedded derivatives associated with living benefit contracts	(500.7)	(26.7)	—
Derivatives associated with death benefits contracts	109.4	—	—
Other derivatives	104.4	(1.1)	1.3

Net realized investment (losses) gains	$(1,439.3)	$(166.2)	$7.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes other-than-temporary and other investment impairments by asset type for the years ended December 31:

(in millions)	2008	2007	2006
Fixed maturity securities:
Corporate securities
Public	$191.1	$10.5	$4.6
Private	77.0	62.7	0.5
Mortgage-backed securities	313.5	—	—
Asset-backed securities	392.4	35.1	2.1

Total fixed maturity securities	974.0	108.3	7.2

Equity securities	60.2	—	—
Other	17.2	8.1	9.9

Total other-than-temporary and other investment impairments	$1,051.4	$116.4	$17.1

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2008	2007	2006
Securities available-for-sale:
Fixed maturity securities	$1,334.5	$1,370.5	$1,419.2
Equity securities	4.9	4.0	2.6
Mortgage loans on real estate	459.3	512.6	535.4
Short-term investments	16.1	28.7	47.3
Other	(74.3)	124.3	120.9

Gross investment income	1,740.5	2,040.1	2,125.4
Less investment expenses	53.5	64.3	66.9

Net investment income	$1,687.0	$1,975.8	$2,058.5

Fixed maturity securities with an amortized cost of $15.0 million and $8.3 million as of December 31, 2008 and 2007, respectively, were on deposit with various regulatory agencies as required by law.

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments. The cash collateral is invested in high-quality, short-term and long-term investments. The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term. In 2008, the Company recognized loaned securities as part of its investments available-for-sale. The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term and other long-term investments and other liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

As of December 31, 2008 and 2007, the Company had received $378.3 million and $551.9 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2008 and 2007. As of December 31, 2008 and 2007, the Company had loaned securities with a fair value of $367.2 million and $541.2 million, respectively.

As of December 31, 2008 and 2007, the Company had received $1,022.5 million and $245.4 million, respectively, of cash for derivative collateral, which is in turn invested in short-term investments. The Company also held $35.4 million and $18.5 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2008 and 2007, respectively. As of December 31, 2008, the Company had pledged fixed maturity securities with a fair value of $24.5 million as collateral to various derivative counterparties compared to $18.8 million as of December 31, 2007.

(7)	Deferred Policy Acquisition Costs
The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2008	2007
Balance at beginning of period	$3,997.4	$3,758.0
Capitalization of DAC	572.2	612.5
Amortization of DAC	(674.5)	(368.5)
Adjustments to unrealized gains and losses on securities available-for-sale and other	528.8	4.4
Cumulative effect of adoption of accounting principle	—	(9.0)

Balance at end of period	$4,423.9	$3,997.4

See Note 2(f) for information on the Company’s DAC policies.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(8)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2008			2007
(in millions)	Account value	Net amount at risk1	Wtd. avg. attained age	Account value	Net amount at risk1	Wtd. avg. attained age
GMDB:
Return of premium	$5,991.9	$440.6	60	$9,082.6	$18.7	59
Reset	12,468.7	2,468.0	64	17,915.0	61.1	63
Ratchet	12,352.3	3,767.2	67	15,789.2	132.2	66
Rollup	277.1	25.7	72	467.0	8.4	71
Combo	1,704.1	621.2	69	2,555.5	47.0	68

Subtotal	32,794.1	7,322.7	65	45,809.3	267.4	64
Earnings enhancement	333.5	7.2	63	519.2	49.8	62

Total - GMDB	$33,127.6	$7,329.9	65	$46,328.5	$317.2	64

GMAB2 :
5 Year	$2,867.6	$499.0	N/A	$2,985.6	$4.6	N/A
7 Year	2,265.9	482.9	N/A	2,644.1	6.2	N/A
10 Year	677.9	132.2	N/A	927.3	1.3	N/A

Total - GMAB	$5,811.4	$1,114.1	N/A	$6,557.0	$12.1	N/A

GMIB3 :
Ratchet	$244.7	$5.6	N/A	$425.2	$—	N/A
Rollup	659.5	1.3	N/A	1,119.9	—	N/A
Combo	0.1	—	N/A	0.3	—	N/A

Total - GMIB	$904.3	$6.9	N/A	$1,545.4	$—	N/A

GLWB:
L.inc	$3,320.8	$571.5	N/A	$2,865.8	$—	N/A

1
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $4.59 billion and $4.77 billion as of December 31, 2008 and 2007, respectively.
3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.
Net amount at risk is highly sensitive to changes in financial market movements. The increase in net amount at risk during 2008 is primarily due to declines in the financial markets. See Note 5 – Equity Market Risk Management for a discussion of the Company’s risk management practices with respect to declining financial market exposure and related reserve balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2008	2007
Mutual funds:
Bond	$4,350.2	$5,143.6
Domestic equity	18,572.8	31,217.7
International equity	2,412.7	3,987.3

Total mutual funds	25,335.7	40,348.6
Money market funds	2,132.6	1,728.2

Total	$27,468.3	$42,076.8

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2008 and 2007:

•	Data used was based on a combination of historical numbers and future projections generally involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – approximately 7.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	1.00%	2.00%	2.00%	3.00%	4.50%	6.00%	7.00%	7.00%	11.50%	11.50%
Maximum	1.50%	2.50%	4.00%	4.50%	40.00%	41.50%	21.50%	35.00%	35.00%	18.50%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(9)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2008	2007
$800.0 million commercial paper program	$149.9	$199.7
$350.0 million securities lending program facility	99.8	85.6

Total short-term debt	$249.7	$285.3

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2008, the Company and NLIC were in compliance with all covenants. NLIC and NMIC had no amounts outstanding under this agreement as of December 31, 2008 and 2007. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $149.9 million of commercial paper outstanding at December 31, 2008 at a weighted average interest rate of 2.07% and $199.7 million at a weighted average interest rate of 4.39% at December 31, 2007.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR (0.44% and 4.60% as of December 31, 2008 and 2007, respectively). NLIC had $99.8 million and $85.6 million outstanding under this agreement as of December 31, 2008 and 2007, respectively. As of December 31, 2008, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $8.3 million, $15.0 million and $11.7 million in 2008, 2007 and 2006, respectively.

(10)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2008	2007
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2008, 2007 and 2006. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(11)	Federal Income Taxes
In 2008, NFS will file a life/non-life federal income tax return with all of its eligible downstream subsidiaries. Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corp. will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return. However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014. The members of the NFS consolidated federal income tax return group participate in a tax sharing arrangement, which uses a consolidated approach in allocating the amount of current and deferred expense to the separate financial statements of a subsidiary. This approach provides for a current tax benefit to the subsidary for losses that are utilized in the consoldiated tax return.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (asset) liability as of December 31:

(in millions)	2008	2007
Deferred tax assets:
Future policy benefits and claims	$881.0	$622.0
Securities available-for-sale	737.4	83.8
Derivatives	229.7	—
Other	238.3	129.4

Gross deferred tax assets	2,086.4	835.2
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	2,079.4	828.2

Deferred tax liabilities:
Deferred policy acquisition costs	1,249.4	1,112.6
Derivatives	—	15.6
Other	188.4	115.2

Gross deferred tax liabilities	1,437.8	1,243.4

Net deferred tax (asset) liability	$(641.6)	$415.2

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2008, 2007 and 2006. No additional valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax asset was $127.2 million and $12.7 million as of December 31, 2008 and 2007, respectively.

Total federal income taxes (refunded) paid were $(46.1) million, $99.1 million and $(4.3) million during the years ended December 31, 2008, 2007 and 2006, respectively.

As of December 31, 2008, the Company has $38.9 million of capital loss carryforwards that can carry forward for five tax years and are expected to be fully utilized. In addition, the Company has $41.9 million in low income housing credit carryforwards which can be carried forward for twenty years. The Company expects that they will be fully utilized. The Company has $56.5 million in Alternative Minimum Tax (AMT) credit carryforwards, which can be carried forward until utilized. The Company expects to fully realize the AMT credits in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

During the third quarter of 2008, the Company refined its separate account dividends received deduction (DRD) calculation and estimation process. As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14.3 million to a $4.4 million benefit. This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts. The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $12.7 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed. These changes in estimates primarily were driven by the Company’s separate account DRD.

During the second quarter of 2007, the Company recorded $6.8 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns. The Company recorded an additional $1.5 million and $0.2 million of such adjustments during the third and fourth quarters of 2007, respectively.

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves based on the current facts and circumstances regarding each tax exposure item for which the ultimate deductibility is open to interpretation. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD). See “Tax Matters” in Note 15 for more information regarding DRD.

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the second quarter of 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

The following table summarizes federal income tax (benefit) expense attributable to (loss) income from continuing operations for the years ended December 31:

(in millions)	2008	2007	2006
Current	$(135.5)	$106.5	$(61.8)
Deferred	(398.8)	22.0	90.5

Federal income tax (benefit) expense	$(534.3)	$128.5	$28.7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income from continuing operations before federal income tax (benefit) expense as follows for the years ended December 31:

	2008		2007		2006
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed tax (benefit) expense	$(477.4)	35.0	$204.0	35.0	$226.8	35.0
DRD	(36.7)	2.7	(61.0)	(10.5)	(67.5)	(10.4)
Reserve release	—	—	—	—	(110.9)	(17.1)
Other, net	(20.2)	1.5	(14.5)	(2.4)	(19.7)	(3.1)

Total	$(534.3)	39.2	$128.5	22.1	$28.7	4.4

As noted previously, the Company adopted the provisions of FIN 48 on January 1, 2007. There was no impact to the Company’s retained earnings on adoption of FIN 48. A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2008	2007
Balance at beginning of period	$8.6	$4.6
Additions for current year tax positions	37.4	4.0
Additions for prior years tax positions	0.3	—
Reductions for prior years tax positions	(2.6)	—

Balance at end of period	$43.7	$8.6

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2008, is $37.4 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above. An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2008, and 2007, the Company incurred $1.0 million and $0.8 million in interest and penalties, respectively. The Company accrued $2.2 million and $1.2 million for the payment of interest and penalties at December 31, 2008 and 2007, respectively. Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS commenced an examination of the Company’s U.S. income tax returns for 2003 through 2005 in the first quarter of 2007. As of December 31, 2008, the IRS has proposed adjustments which would not result in a material change to the Company’s financial position.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(12)	Shareholders’ Equity, Regulatory Risk-Based Capital, Statutory Results and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company and its subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and differ from GAAP materially. The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis. The following tables summarize the statutory net (loss) income and statutory capital and surplus for the Company and its insurance subsidiary for the years ended December 31:

(in millions)	20081	2007	2006
Statutory net (loss) income
NLIC	$(898.3)	$309.0	$537.5
NLAIC	(87.9)	(13.4)	(45.6)

Statutory capital and surplus
NLIC	$2,261.5	$2,501.1	$2,682.3
NLAIC	81.7	173.3	158.6

1	Unaudited as of the date of this report.
The Company has received approval from the Ohio Department of Insurance (ODI) regarding the use of a permitted practice related to the statutory accounting provision for the admissibility of deferred tax assets as of December 31, 2008. The permitted practice modifies the practice prescribed by the NAIC by increasing the threshold for admissibility of deferred tax assets from 10% to 15% of statutory capital and surplus. The permitted practice resulted in an increase of the Company’s estimated statutory surplus of $68.9 million (unaudited) as of December 31, 2008. The permitted practice had no impact on the Company’s statutory net income. The benefits of this permitted practice may not be considered by the Company when determining capital and surplus available for dividends. NLAIC did not qualify for the permitted practice.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2008, NLIC paid dividends of $246.5 million to NFS after providing prior notice to the ODI. The dividend included $181.9 million in cash and $64.6 million in securities. As of January 1, 2009, NLIC could not pay dividends to NFS without obtaining prior approval.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Comprehensive Loss

The Company’s comprehensive loss includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit, for the years ended December 31:

(in millions)	2008	2007	2006
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(3,576.6)	$(276.3)	$(171.3)
Net adjustment to deferred policy acquisition costs	528.8	3.8	40.9
Net adjustment to future policy benefits and claims	121.5	5.4	21.5
Related federal income tax benefit	1,024.4	93.3	38.1

Net unrealized losses	(1,901.9)	(173.8)	(70.8)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	1,025.2	107.7	9.2
Related federal income tax benefit	(358.8)	(37.7)	(3.2)

Net reclassification adjustment	666.4	70.0	6.0

Other comprehensive loss on securities available-for-sale	(1,235.5)	(103.8)	(64.8)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	16.5	(17.2)	(0.2)
Related federal income tax (expense) benefit	(5.8)	6.0	0.1

Other comprehensive income (loss) on cash flow hedges	10.7	(11.2)	(0.1)

Other unrealized gains (losses):
Net unrealized gains (losses)	6.4	(6.4)	—
Related federal income tax (expense) benefit	(2.3)	2.2	—

Other net unrealized gains (losses)	4.1	(4.2)	—

Total other comprehensive loss	$(1,220.7)	$(119.2)	$(64.9)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2008, 2007 and 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(13)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC, and a trust with Bank of New York as the custodian and trustee. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $12.0 million, $13.5 million and $19.9 million for the years ended December 31, 2008, 2007 and 2006, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in a group annuity contract issued by NLIC, and a trust with Bank of New York as the custodian and trustee. All participants are eligible for benefits based on an account balance feature. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2008, 2007 and 2006.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $5.6 million, $7.3 million and $6.6 million for the years ended December 31, 2008, 2007 and 2006, respectively.

(14)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.. For the years ended December 31, 2008, 2007 and 2006, the Company made payments to NMIC and NSC totaling $280.8 million, $285.6 million and $261.7 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $2.85 billion and $2.90 billion as of December 31, 2008 and 2007, respectively. Total revenues from these contracts were $137.7 million, $130.8 million and $133.4 million for the years ended December 31, 2008, 2007 and 2006, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $115.4 million, $109.7 million and $110.7 million for the years ended December 31, 2008, 2007 and 2006, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2008, 2007 and 2006, the Company made lease payments to NMIC of $22.9 million, $23.0 million and $19.3 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2008, 2007 and 2006 were $202.3 million, $317.6 million and $430.8 million, respectively, while benefits, claims and expenses ceded during these years were $218.9 million, $348.1 million and $470.4 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2008 and 2007, customer allocations to NFG funds totaled $17.48 billion and $21.41 billion, respectively. For the years ended December 31, 2008, 2007 and 2006, NFG paid the Company $74.4 million, $76.9 million and $64.4 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $8.3 million, $20.1 million and $28.3 million for the years ended December 31, 2008, 2007 and 2006, respectively. The last payment under this agreement was made in 2008.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2008 and 2007, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2008, 2007 and 2006, the most the Company had outstanding at any given time was $151.6 million, $178.2 million and $191.5 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $2.57 billion and $368.2 million as of December 31, 2008 and 2007, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2008, 2007 and 2006 were $52.7 million, $59.5 million and $58.1 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $11.0 million, $9.4 million and $6.9 million for the years ended December 31, 2008, 2007 and 2006, respectively.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25.0 million of the affiliate’s 5.6% senior notes due November 16, 2016. The notes are secured by certain pledged mortgage servicing rights. The note is payable in seven equal principal installments of $3.8 million, which begin November 6, 2010. Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 11. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments from NMIC were $22.5 million and $15.3 million during the years ended December 31, 2008 and 2006, respectively. These payments related to tax years prior to deconsolidation. There were no payments during 2007.

During 2008, NLIC received a $338.8 million capital contribution from NFS. The capital contribution included $157.1 million in securities, $153.4 million in cash and $28.3 million in mortgage loans.

In 2008, 2007 and 2006, NLIC paid dividends to NFS totaling $246.5 million, $537.5 million and $375.0 million, respectively.

(15)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, the plaintiffs filed an amended complaint. The plaintiffs claim to represent a class of all participants in the Alabama State Employees Association (ASEA) Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001, to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 4, 2008, the Alabama State Personnel Board and the State of Alabama by, and through the State Personnel Board, filed a motion to intervene and a complaint in intervention. On December 16, 2008, the Companies filed their Answer. On February 4, 2009, the court provisionally agreed to add the State of Alabama, by and through the State Personnel Board as a party. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On October 17, 2008, the plaintiffs filed their opening brief. On December 19, 2008, the defendants filed their briefs. On January 26, 2009, the plaintiffs filed Appellants’ Reply Brief. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On October 15, 2008, the plaintiffs filed a notice of appeal. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court granted the class’s motion for summary judgment on the breach of contract claims arising from the term policies in 43 of 51 jurisdictions. The Court granted NLIC’s motion for summary judgment on the breach of contract claims on all decreasing term policies. On November 7, 2008, the case was settled.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On January 30, 2009, the United States Court of Appeals for the Fourth Circuit affirmed that dismissal. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. On April 25, 2008, NFS and NLIC filed their opposition to the plaintiffs’ motion for class certification. On September 29, 2008, the plaintiffs filed their reply to NFS’ and NLIC’s opposition to class certification. The Court has set a hearing on the class certification motion for February 27, 2009. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with current accounting guidance, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account DRD is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(16)	Guarantees
Since 2002, the Company has sold $677.4 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (LIHTC Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2008 and 2007, the Company held guarantee reserves totaling $5.1 million and $6.0 million, respectively, on these transactions. These guarantees are in effect for periods of approximately 15 years each. The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.10 billion. The Company does not anticipate making any material payments related to these guarantees.

As of December 31, 2008, the Company held stabilization reserves of $0.8 million as collateral for certain properties owned by the LIHTC Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. In 2008, $0.8 million of the stabilization reserve was released into income. In 2007, the stabilization reserve was increased by $2.4 million and $3.1 million was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(17)	Variable Interest Entities
In the normal course of business, the Company has relationships with variable interest entities (VIEs). The Company’s VIEs are conduits that assist the Company in structured products transactions involving the sale of low-income-housing tax credit funds (LIHTC Funds) to third party investors, other structured product issuances, and private equity investments.

The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE. There is a review of the entity’s contract and other deal related information, such as 1) the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) through the variable interest, if the Company shares in the entity’s expected losses and residual returns.

The Company was not required to provide financial or other support outside previous contractual requirements to any VIE.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

LIHTC Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated by the funds (see Note 16). The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

The Company had relationships with 19 LIHTC Funds that are considered VIEs as of December 31, 2008 and December 31, 2007, where the company was the primary beneficiary. Net assets of these consolidated VIEs were $416.1 million and $465.7 million as of December 31, 2008 and December 31, 2007, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2008	2007
Other long-term investments	$371.1	$434.1
Short-term investments	20.9	31.9
Other assets	41.6	38.1
Other liabilities	(17.5)	(38.4)
The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2008 and December 31, 2007 (except for the impact of guarantees disclosed in Note 16). Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market. The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests, in the form of LIHTC Funds that qualify as VIEs but of which the Company is not the primary beneficiary. The carrying amount on these unconsolidated VIEs was $78.9 million and $79.3 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss on these unconsolidated VIEs was $93.4 million and $108.5 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Structured Products

The Company had relationships with one structured product investment that is considered a VIE as of December 31, 2008 and December 31, 2007, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $8.9 million and $20.1 million as of December 31, 2008 and December 31, 2007, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

As of both December 31, 2008 and December 31, 2007, the Company was invested in 11 structured product investments that are considered VIEs but that the Company is not the primary beneficiary. These structured products are in the form of synthetic collateralized debt obligations and collateralized lease obligations. The carrying amount on these unconsolidated VIEs was $13.7 million and $84.0 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss on these unconsolidated VIEs is determined to be the carrying amount of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Private Equity Investments

The Company had relationships with one private equity investment that is considered a VIE as of December 31, 2008 and December 31, 2007, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $18.6 million and $5.0 million as of December 31, 2008 and December 31, 2007, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

As of December 31, 2008 and December 31, 2007, the Company does not have any private equity investments considered to be a VIE where the Company is not the primary beneficiary.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(18)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized investment gains and losses, except for periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, net realized gains and losses related to hedges on GMDB contracts and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized investment gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401 business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Investments segment; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2008
Revenues:
Policy charges	$599.0	$115.6	$453.4	$—	$1,168.0
Premiums	119.5	—	164.0	—	283.5
Net investment income	506.3	638.2	343.9	198.6	1,687.0
Non-operating net realized investment losses1	—	—	—	(1,478.2)	(1,478.2)
Other income	109.5	0.9	—	(65.1)	45.3

Total revenues	1,334.3	754.7	961.3	(1,344.7)	1,705.6

Benefits and expenses:
Interest credited to policyholder accounts	361.8	425.9	181.5	161.4	1,130.6
Benefits and claims	377.0	—	295.0	(11.7)	660.3
Policyholder dividends	—	—	26.4	—	26.4
Amortization of DAC	647.7	39.7	113.5	(126.4)	674.5
Interest expense	—	—	—	61.8	61.8
Other operating expenses	188.1	147.0	138.0	43.0	516.1

Total benefits and expenses	1,574.6	612.6	754.4	128.1	3,069.7

Income (loss) from continuing operations before federal income tax expense	(240.3)	142.1	206.9	(1,472.8)	$(1,364.1)

Less: non-operating net realized investment losses1	—	—	—	1,478.2
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(138.5)

Pre-tax operating (loss) earnings	$(240.3)	$142.1	$206.9	$(133.1)

Assets as of year end	$41,902.1	$21,671.1	$16,563.2	$4,676.0	$84,812.4

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$656.9	$139.5	$411.9	$—	$1,208.3
Premiums	133.1	—	158.6	—	291.7
Net investment income	609.1	639.4	330.2	397.1	1,975.8
Non-operating net realized investment losses1	—	—	—	(156.0)	(156.0)
Other income	3.1	—	—	(5.8)	(2.7)

Total revenues	1,402.2	778.9	900.7	235.3	3,317.1

Benefits and expenses:
Interest credited to policyholder accounts	419.7	433.7	178.0	231.2	1,262.6
Benefits and claims	234.2	—	245.1	—	479.3
Policyholder dividends	—	—	24.5	—	24.5
Amortization of DAC	287.1	26.7	80.2	(25.5)	368.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	191.6	173.6	147.1	17.2	529.5

Total benefits and expenses	1,132.6	634.0	674.9	292.9	2,734.4

Income (loss) from continuing operations before federal income tax expense	269.6	144.9	225.8	(57.6)	$582.7

Less: non-operating net realized investment losses1	—	—	—	156.0
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)

Pre-tax operating earnings	$269.6	$144.9	$225.8	$72.9

Assets as of year end	$55,692.9	$26,912.6	$18,251.1	$8,683.4	$109,540.0

1	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Non-operating net realized investment gains 1	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	501.7	440.5	179.2	208.7	1,330.1
Benefits and claims	202.8	—	247.5	—	450.3
Policyholder dividends	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	9.0	536.8

Total benefits and expenses	1,263.5	657.5	664.3	273.3	2,858.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	85.9	$648.1

Less: non-operating net realized investment gains 1	—	—	—	(1.0)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$75.0

Assets as of year end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

1	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2008 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$77.3	$97.4	$97.4
Agencies not backed by the full faith and credit of the U.S. Government	384.6	473.9	473.9
Obligations of states and political subdivisions	223.0	217.1	217.1
Foreign governments	33.9	38.9	38.9
Public utilities	1,667.7	1,578.5	1,578.5
All other corporate	19,434.4	16,841.4	16,841.4

Total fixed maturity securities available-for-sale	21,820.9	19,247.2	19,247.2

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	14.3	9.5	9.5
Industrial, miscellaneous and all other	—	0.1	0.1
Nonredeemable preferred stocks	16.6	16.9	16.9

Total equity securities available-for-sale	30.9	26.5	26.5

Mortgage loans on real estate, net	7,249.7		7,189.9	1
Real estate, net:
Investment properties	11.0		8.5	2
Acquired in satisfaction of debt	9.8		8.0	2

Total real estate, net	20.8		16.5

Policy loans	767.4		767.4
Other long-term investments	521.6		521.6
Short-term investments, including amounts managed by a related party	2,780.9		2,780.9

Total investments	$33,192.2		$30,550.0

1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

2	Difference from Column B primarily results from adjustments for accumulated depreciation.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2008, 2007 and 2006 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums 1	Other policy claims and benefits payable1	Premium revenue
2008
Individual Investments	$1,883.0	$12,026.3			$119.5
Retirement Plans	284.3	11,244.8			—
Individual Protection	1,640.7	5,941.2			164.0
Corporate and Other	615.9	3,324.0			—

Total	$4,423.9	$32,536.3			$283.5

2007
Individual Investments	$2,078.1	$10,748.6			$133.1
Retirement Plans	289.7	10,693.7			—
Individual Protection	1,542.5	5,635.9			158.6
Corporate and Other	87.1	4,920.2			—

Total	$3,997.4	$31,998.4			$291.7

2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

Column A	Column G	Column H	Column I	Column J	ColumnK
Year: Segment	Net investment income2	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses 2	Premiums written
2008
Individual Investments	$506.3	$738.8	$647.7	$188.1
Retirement Plans	638.2	425.9	39.7	147.0
Individual Protection	343.9	502.9	113.5	138.0
Corporate and Other	198.6	149.7	(126.4)	104.8

Total	$1,687.0	$1,817.3	$674.5	$577.9

2007
Individual Investments	$609.1	$653.9	$287.1	$191.6
Retirement Plans	639.4	433.7	26.7	173.6
Individual Protection	330.2	447.6	80.2	147.1
Corporate and Other	397.1	231.2	(25.5)	87.1

Total	$1,975.8	$1,766.4	$368.5	$599.4

2006
Individual Investments	$739.5	$704.5	$352.7	$206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	74.5

Total	$2,058.5	$1,806.0	$450.3	$602.3

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2008, 2007 and 2006 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2008
Life insurance in force	$167,715.4	$58,850.8	$3.8	$108,868.4	0.0%

Premiums:
Life insurance1	$348.2	$64.8	$0.1	$283.5	0.0%
Accident and health insurance	182.9	209.3	26.4	—	NM

Total	$531.1	$274.1	$26.5	$283.5	9.3%

2007
Life insurance in force	$156,899.3	$58,529.0	$4.4	$98,374.7	0.0%

Premiums:
Life insurance1	$364.2	$72.7	$0.2	$291.7	0.0%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$653.4	$389.5	$27.8	$291.7	9.5%

2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance1	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	NM

Total	$725.3	$445.8	$28.8	$308.3	9.3%

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2008, 2007 and 2006 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions1	Balance at end of period
2008
Valuation allowances - mortgage loans on real estate	$23.1	$19.6	$—	$3.2	$39.5

2007
Valuation allowances - mortgage loans on real estate	$34.3	$1.1	$—	$12.3	$23.1

2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

1	Amounts represent transfers to real estate owned and recoveries.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

7

PART C. OTHER INFORMATION

Item 26.                   Exhibits

(a)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with registration statement (333-149295) on January 23, 2009, as document "item26a.txt," and hereby incorporated by reference.

(b)	Not Applicable.

(c)
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously on August 6, 2004 with initial registration statement (333-117998) and hereby incorporated by reference.

(d)	The form of the contract – Filed previously on August 6, 2004 with initial registration statement (333-117998) and hereby incorporated by reference.

(e)	The form of the contract application – Filed previously on August 6, 2004 with initial registration statement (333-117998) and hereby incorporated by reference.

(f)	Articles of Incorporation of Depositor – Filed previously on August 4, 2004 with initial registration statement (333-117998) and hereby incorporated by reference.

(g)	Reinsurance Contracts – Not Applicable.

(h)	Form of Participation Agreement –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document “aimfpa99h1.htm”

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document “amcentfpa99h2”

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document “dreyfusfpa99h3.htm”

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document “fedfpa99h4.htm”

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidifpa99h5.htm”

(6)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated July 15, 1989, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidiifpa99h6.htm”

(7)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document “frankfpa99h8.htm”

(8)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document “janusfpa99h9b.htm”

(9)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document “janusfpa99h9a.htm”

(10)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document “mfsfpa99h11.htm”

(11)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document “nwfpa99h12a.htm”

(12)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2006, as amended, under document “nwfpa99h12b.htm”

(13)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document “neuberfpa99h13.htm”

(14)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document “oppenfpa99h14.htm”

(15)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document “trowefpa99h15.htm”

(16)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document “univfpa99h16.htm”

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(1)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document “alliancebernsteinfpa.htm”.

(2)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document “putnamfpa.htm”.

(i)	Not Applicable.

(j)	Not Applicable.

(k)	Opinion of Counsel – Filed previously on August 6, 2004 with initial registration statement (333-117998) and hereby incorporated by reference.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(o)	Not Applicable.

(p)	Not Applicable.

(q)	Redeemability Exemption Procedures – Filed previously with registration statement (333-46338) and hereby incorporated by reference.

            (99)         Power of Attorney – Attached hereto.

Item 27.	Directors and Officers of the Depositor

President, Chief Operating Officer and Director	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance and Director	Lawrence A. Hilsheimer
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-President-Nationwide Funds Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-PCIO Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President	Kai V. Monahan
Associate Vice President – NF Human Resources	Lydia P. Migitz
Associate Vice President-Assistant Secretary	Kathy R. Richards
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries
COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Atlantic Insurance Company	Texas		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Document Solutions, Inc.	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Company of America**	Delaware		The company provides individual variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life Insurance Company of America*	Pennsylvania
The company is a financial services provider that sells individual traditional and variable life insurance products, group annuity products and other investment products. The Company also maintains blocks of individual variable and fixed annuities and a block of direct response-marketed life and health insurance products.

Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment advisor.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment advisor and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The Company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
Newhouse Special Situations Fund I, LLC	Delaware		The company is currently inactive.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

NWM Merger, Sub Inc.	Delaware		This company was merged with and into Nationwide Financial Services, Inc. on January 1, 2009 as part of the acquisition of the publicly held shares of Nationwide Financial Services, Inc.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®
FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
OH
NATIONWIDE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION
OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION
OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
(See Page 2)
OH
RETENTION ALTERNATIVES, LTD.
Common Stock: 120,000 Shares
Fire-100%
BER
ALLIED GROUP, INC. (AGI)
Casualty-100%
IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Casualty-100%
OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock: 100 Shares
DE
ATLANTIC FLORIDIAN INSURANCE COMPANY
Common Stock: 5,000 Shares
Casualty-100%
OH
CRESTBROOK INSURANCE COMPANY
Common Stock: 52,000 Shares
Casualty-100%
OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
WI
NCC OF AMERICA, LTD. (INACTIVE)
G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Casualty-100%
OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
IA
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
Casualty-100%
WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock: 20,000 Shares
OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock: 28,000 Shares
OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Casualty-100%
OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS
TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Casualty-100%
OH
SCOTTSDALE INDEMNITY COMPANY
Casualty-100%
OH
AMERICAN MARINE UNDERWRITERS, INC.
Casualty-100%
FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock: 1,615 Shares
Casualty-100%
OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
OH
LONE STAR GENERAL AGENCY, INC.
Common Stock: 1,000 Shares
TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures
Assurance
Lone Star
TX
NATIONWIDE INTERNATIONAL UNDERWRITERS
Common Stock: 1,000 Shares
CA
NATIONWIDE ARENA LLC
Casualty-90%
OH
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
Casualty-100%
OH
NATIONWIDE MUTUAL CAPITAL I, LLC (NMC)
Class A Units
DE
NMC CPC WT INVESTMENT, LLC
DE
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty-100%
OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty-100%
OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC-100%
OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty-95%
NW Indemnity-5%
OH
NATIONWIDE SERVICES FOR YOU, LLC
OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty-100%
OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty-100%
OH
1492 CAPITAL, LLC (1492)
Casualty-100%
OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492-22.7%
FL
PURE INSURANCE COMPANY
PU-100%
FL
PURE RISK MANAGEMENT, LLC (PRM)
FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock: 300,000 Shares
AGI-100%
IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock: 300,000 Shares
IA
ALLIED GENERAL AGENCY COMPANY
Common Stock: 5,000 Shares
IA
ALLIED TEXAS AGENCY, INC.
Common Stock: 1,000 Shares
AMCO-100%
TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock: 300,000 Shares
AGI-100%
IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock: 12,500 Shares
WI
PREMIER AGENCY, INC.
AGI-100%
IA
NATIONWIDE DOCUMENT SOLUTIONS, INC.
Common Stock: 1,000 Shares
IA
NATIONWIDE SALES SOLUTIONS, INC.
IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
IA
AGMC REINSURANCE, LTD.
NAMC-100%
T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock: 10,000 Shares
SIC-100%
AZ
WESTERN HERITAGE INSURANCE COMPANY
SIC-100%
AZ
ATLANTIC INSURANCE COMPANY
TX
VETERINARY PET INSURANCE CO. (VPI)
CA
DVM INSURANCE AGENCY, INC.
VPI-100%
CA
V.P.I. SERVICES INC.
CA
TITAN INDEMNITY COMPANY (TITAN)
TX
TITAN INSURANCE COMPANY (TITAN INSURANCE)
Common Stock: 1,000,000 Shares
MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
NM
WI OF FLORIDA, INC.
FL
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
Common Stock: 1 Share
TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
THI-100%
OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Victoria Fire-100%
IN
VICTORIA NATIONAL INSURANCE COMPANY
OH
VICTORIA SELECT INSURANCE COMPANY
OH
VICTORIA SPECIALTY INSURANCE COMPANY
OH
Subsidiary Companies — Solid Line
Contractual Association — Double Line
Limited Liability Company — Dotted Line
March 31, 2009
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock:
Casualty
Fire
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock 1 Share
NW Corp.-100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.-100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
G.B.
AUDENSTAR LIMITED (AL)
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA-100%
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA-100%
DE
NWD MGT LLC (NWDMGT)
NAMHI-100%
DE
NEWHOUSE SPECIAL SITUATIONS FUND I, LLC
DE
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
LUX
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
DE
NEWHOUSE CAPITAL PARTNERS, LLC
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY (NBHH)
NW Corp.-100%
OH
NATIONWIDE BETTER HEALTH, INC.
NBHH-100%
MD
GATES, MCDONALD & COMPANY (GATES)
Common Stock 254 Shares
NBHH-100%
OH
GATES MCDONALD & COMPANY OF NEW YORK, INC.
Common Stock 3 Shares
Gates-100%
NY
GATES MCDONALD HEALTH PLUS, INC.
Common Stock
200 Shares
Gates-100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock
NW Corp.-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock
OH
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock 250,000 Shares
NFS-100%
BER
NATIONWIDE FUND ADVISORS
Common Stock
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock 1,000 Shares
NFS-100%
WI
TBG DANCO INSURANCE SERVICES CORPORATION
CA
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock 5 Shares
NFSDI-100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock 10,000 Shares
NFSDI-100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock 1,000 Shares
NFSDI-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
PA
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
NLICA-100%
DE
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
Common Stock
NLICA-100%
PA
WASHINGTON SQUARE ADMINISTRATIVE SERVICES, INC.
NPHC-100%
PA
NATIONWIDE SECURITIES, LLC
DE
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock
NPHC-100%
PA

(Nationwide Corp. subsidiaries)

Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

March 31, 2003

Page 2

Item 29.	Indemnification

Ohio's General Corporation Law expressly authorizes and Nationwide’s Amended and Restated Code of Regulations provides for indemnification by Nationwide of any person who, because such person is or was a director, officer or employee of Nationwide was or is a party; or is threatened to be made a party to:

•	any threatened, pending or completed civil action, suit or proceeding;

•	any threatened, pending or completed criminal action, suit or proceeding;

•	any threatened, pending or completed administrative action or proceeding;

•	any threatened, pending or completed investigative action or proceeding; ,

The indemnification will be for actual and reasonable expenses, including attorney's fees, judgments, fines and amounts paid in settlement by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the Ohio's General Corporation Law.

Although Nationwide is of the opinion that the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted, Nationwide has been informed that in the opinion of the Securities and Exchange Commission the indemnification of directors, officers or persons controlling Nationwide for liabilities arising under the Securities Act of 1933 (the 1933 "Act") is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities is asserted by a director, officer or controlling person in connection with the securities being registered, the registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act.

Nationwide and the directors, officers and/or controlling persons will be governed by the final adjudication of such issue.  Nationwide will not be required to seek the court’s determination if, in the opinion of Nationwide’s counsel, the matter has been settled by controlling precedent.

Item 30.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Karen R. Colvin
Vice President	Charles E. Riley
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215
(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31.         Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 32.         Management Services

Not Applicable.

Item 33.	Fee Representation

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company .

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-7, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of th is Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 15th day of April 200 9 .

NATIONWIDE VLI SEPARATE ACCOUNT-7
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By: /S/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 1 5 th day of April 200 9 .

MARK R. THRESHER
Mark R. Thresher, President, Chief Operating Officer, and Director
LAWRENCE A. HILSHEIMER
Lawrence A. Hilsheimer, Executive Vice President-Finance and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

By /s/ Timothy D. Crawford
Timothy D. Crawford
Attorney-in-Fact